LVIP SSGA Bond Index Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.91%
Fannie Mae-Aces
•Series 2013-M12 APT 2.49% 3/25/23	376,636	$ 388,202
•Series 2014-M2 A2 3.51% 12/25/23	946,244	1,013,279
•Series 2014-M4 A2 3.35% 3/25/24	964,181	1,039,289
Series 2015-M1 A2 2.53% 9/25/24	475,119	499,173
•Series 2016-M13 A2 2.57% 9/25/26	1,600,000	1,713,042
•Series 2017-M15 ATS2 3.20% 11/25/27	500,000	560,621
•Series 2017-M3 A2 2.57% 12/25/26	800,000	870,801
•Series 2017-M8 A2 3.06% 5/25/27	350,000	394,843
•Series 2018-M1 A2 3.08% 12/25/27	185,000	208,810
Series 2020-M42 A2 1.27% 7/25/30	960,000	973,992
Series 2020-M8 A2 1.82% 2/25/30	144,700	150,211
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K026 A2 2.51% 11/25/22	1,000,000	1,036,774
♦•Series K030 A2 3.25% 4/25/23	4,700,000	4,984,928
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,137,479
♦Series K067 AM 3.28% 8/25/27	800,000	898,850
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,608,488
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,474,281
♦Series K089 A2 3.56% 1/25/29	714,286	847,241
♦Series K098 A2 2.43% 8/25/29	350,000	387,597
♦Series K102 A2 2.54% 10/25/29	1,000,000	1,118,834
♦Series K105 A2 1.87% 1/25/30	250,000	266,951
♦Series K108 A2 1.52% 3/25/30	222,222	230,511
♦Series K109 A2 1.56% 4/25/30	200,000	208,156
♦Series K110 A2 1.48% 4/25/30	160,714	166,258
♦Series K111 A2 1.35% 5/25/30	600,000	614,716
♦Series K113 A2 1.34% 6/25/30	500,000	512,228
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K115 A2 1.38% 6/25/30	2,383,333	$ 2,451,423
♦Series K-1515 A2 1.94% 2/25/35	351,000	367,850
♦Series K723 A2 2.45% 8/25/23	500,000	524,052
♦Series K734 A2 3.21% 2/25/26	500,000	557,414
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,640,092
Total Agency Commercial Mortgage-Backed Securities (Cost $27,076,326)		28,846,386
AGENCY MORTGAGE-BACKED SECURITIES–26.75%
Fannie Mae S.F. 10 yr 4.00% 5/1/23	2,522	2,673
Fannie Mae S.F. 15 yr
2.00% 9/1/35	4,000,000	4,158,733
2.50% 10/1/27	512,761	541,446
2.50% 3/1/28	1,094,647	1,159,234
2.50% 4/1/28	1,452,522	1,520,116
2.50% 7/1/28	317,067	331,841
2.50% 9/1/28	572,218	598,705
2.50% 10/1/28	316,710	331,402
2.50% 3/1/29	1,461,325	1,528,913
2.50% 2/1/30	1,051,176	1,106,361
2.50% 5/1/30	408,853	427,772
2.50% 2/1/31	2,436,957	2,546,063
2.50% 7/1/31	1,018,177	1,081,878
2.50% 10/1/31	1,100,205	1,151,535
2.50% 12/1/32	1,414,842	1,478,009
2.50% 2/1/35	5,943,076	6,204,864
2.50% 8/1/35	1,976,810	2,065,142
3.00% 11/1/26	906,402	951,511
3.00% 6/1/27	238,805	250,894
3.00% 8/1/27	449,444	472,356
3.00% 9/1/27	1,830,677	1,920,780
3.00% 10/1/27	275,002	288,904
3.00% 12/1/27	81,269	85,435
3.00% 8/1/29	1,264,192	1,326,591
3.00% 4/1/30	706,128	741,475
3.00% 5/1/30	1,711,862	1,798,488
3.00% 6/1/30	1,199,639	1,259,486
3.00% 12/1/30	613,925	650,138
3.00% 10/1/32	1,084,277	1,137,587
3.50% 11/1/25	192,866	203,975
3.50% 12/1/25	485,347	513,718
3.50% 12/1/26	325,235	344,194
3.50% 10/1/29	1,059,761	1,127,649
3.50% 4/1/32	445,600	473,298
3.50% 7/1/32	257,821	273,614
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.50% 6/1/33	745,366	$ 788,235
4.00% 4/1/24	26,335	27,910
4.00% 5/1/24	45,797	48,543
4.00% 6/1/24	68,538	72,660
4.00% 7/1/24	28,683	30,401
4.00% 10/1/24	1,903	2,017
4.00% 12/1/24	68,889	73,054
4.00% 1/1/25	114,757	121,709
4.00% 3/1/25	150,782	159,967
4.00% 5/1/25	45,463	48,203
4.00% 7/1/25	630	668
4.00% 8/1/25	4,586	4,865
4.00% 9/1/25	64,633	68,534
4.00% 10/1/25	73,709	78,158
4.00% 1/1/26	2,891	3,072
4.00% 3/1/26	158,398	168,445
4.00% 5/1/26	1,739	1,848
4.00% 7/1/26	119,632	126,820
4.00% 3/1/31	306,858	326,264
4.50% 2/1/23	13,773	14,430
4.50% 4/1/23	1,281	1,351
4.50% 5/1/23	1,970	2,066
4.50% 6/1/23	48,478	50,927
4.50% 11/1/23	3,290	3,455
4.50% 2/1/24	357	374
4.50% 3/1/24	939	991
4.50% 4/1/24	24,601	26,005
4.50% 5/1/24	46,871	49,355
4.50% 7/1/24	44,286	46,694
4.50% 8/1/24	80,429	85,430
4.50% 11/1/24	33,556	35,674
4.50% 4/1/25	56,181	59,297
4.50% 5/1/25	5,477	5,816
4.50% 6/1/25	1,642	1,723
5.00% 4/1/23	3,036	3,199
5.00% 6/1/23	71,534	75,405
5.00% 9/1/23	41,692	43,956
5.00% 11/1/23	15,418	16,252
5.00% 12/1/23	18,069	19,036
5.00% 3/1/25	10,599	11,174
5.00% 6/1/25	453	477
5.50% 4/1/22	8,459	8,649
5.50% 7/1/22	2,705	2,750
6.00% 8/1/22	2,114	2,178
6.00% 9/1/22	6,547	6,748
Fannie Mae S.F. 15 yr TBA
1.50% 10/19/35	4,000,000	4,091,563
2.00% 10/19/35	13,000,000	13,507,812
Fannie Mae S.F. 20 yr
2.00% 8/1/40	989,492	1,023,471
2.00% 10/1/40	8,000,000	8,274,718
2.50% 2/1/40	1,265,404	1,328,243
2.50% 6/1/40	973,854	1,022,214
2.50% 8/1/40	1,980,300	2,078,639
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
3.00% 11/1/34	727,277	$ 770,004
3.00% 12/1/34	530,895	561,767
3.00% 2/1/35	965,240	1,012,010
3.00% 3/1/36	428,883	451,180
3.00% 11/1/36	1,918,357	2,008,643
3.00% 9/1/37	1,118,205	1,170,832
3.50% 6/1/34	972,163	1,049,853
3.50% 7/1/34	2,598,627	2,806,728
3.50% 2/1/37	1,168,404	1,237,687
4.00% 9/1/35	204,694	223,200
4.00% 10/1/35	355,476	387,617
4.00% 1/1/37	510,492	556,637
Fannie Mae S.F. 30 yr
2.50% 11/1/49	2,834,732	2,975,502
2.50% 7/1/50	6,502,898	6,825,825
2.50% 8/1/50	3,962,270	4,159,032
2.50% 10/1/50	10,000,000	10,496,590
3.00% 9/1/42	880,755	933,089
3.00% 10/1/42	2,086,721	2,238,134
3.00% 11/1/42	1,226,720	1,307,663
3.00% 12/1/42	1,162,985	1,255,378
3.00% 1/1/43	955,029	1,018,001
3.00% 3/1/43	2,020,329	2,152,320
3.00% 4/1/43	1,398,327	1,489,572
3.00% 6/1/43	3,444,562	3,675,950
3.00% 7/1/43	2,081,526	2,217,597
3.00% 8/1/43	2,286,031	2,434,697
3.00% 9/1/45	1,758,977	1,857,890
3.00% 11/1/45	3,084,796	3,242,335
3.00% 9/1/46	3,916,178	4,113,397
3.00% 10/1/46	2,450,123	2,575,920
3.00% 11/1/46	2,657,501	2,793,477
3.00% 12/1/46	6,495,678	6,846,833
3.00% 1/1/47	5,109,863	5,369,785
3.00% 9/1/47	1,012,086	1,060,828
3.00% 12/1/49	17,363,176	18,186,016
3.00% 7/1/50	4,910,926	5,162,952
3.00% 10/14/50	5,925,000	6,206,669
3.50% 10/1/40	369,682	398,470
3.50% 12/1/40	271,046	292,341
3.50% 2/1/41	411,833	445,556
3.50% 8/1/42	356,482	386,417
3.50% 9/1/42	3,326,901	3,580,396
3.50% 10/1/42	2,416,945	2,615,827
3.50% 11/1/42	823,375	893,180
3.50% 1/1/43	1,720,390	1,866,476
3.50% 2/1/43	291,529	316,282
3.50% 7/1/43	2,848,211	3,080,675
3.50% 10/1/44	1,345,764	1,444,832
3.50% 1/1/45	1,006,344	1,079,114
3.50% 2/1/45	3,731,000	4,024,352
3.50% 5/1/45	1,795,585	1,913,812
3.50% 8/1/45	2,294,652	2,445,635
3.50% 11/1/45	2,863,991	3,052,398

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 12/1/45	2,755,660	$ 2,936,380
3.50% 2/1/46	7,461,702	7,956,605
3.50% 5/1/46	1,199,257	1,276,782
3.50% 6/1/46	511,602	546,055
3.50% 2/1/47	1,456,359	1,543,294
3.50% 3/1/47	1,014,078	1,074,426
3.50% 5/1/47	1,930,461	2,065,165
3.50% 7/1/47	610,628	660,376
3.50% 9/1/47	1,058,084	1,120,087
3.50% 10/1/47	2,586,962	2,725,942
3.50% 12/1/47	2,165,123	2,291,304
3.50% 1/1/48	2,475,992	2,617,642
3.50% 2/1/48	1,117,988	1,206,417
3.50% 6/1/48	2,925,750	3,081,292
3.50% 11/1/48	1,861,018	1,972,433
3.50% 8/1/49	8,409,713	8,861,939
3.50% 6/1/50	1,914,602	2,021,543
3.50% 10/14/50	7,600,000	8,012,359
4.00% 1/1/39	22,171	24,164
4.00% 2/1/39	25,037	27,516
4.00% 3/1/39	1,227	1,351
4.00% 4/1/39	102,146	112,429
4.00% 6/1/39	76,353	84,215
4.00% 8/1/39	285,126	316,791
4.00% 9/1/39	355,194	399,830
4.00% 11/1/39	21,232	23,391
4.00% 12/1/39	451,181	497,502
4.00% 1/1/40	175,158	192,813
4.00% 5/1/40	154,613	170,215
4.00% 8/1/40	36,013	39,246
4.00% 9/1/40	59,254	65,294
4.00% 10/1/40	358,368	393,995
4.00% 11/1/40	551,987	607,554
4.00% 12/1/40	890,891	990,923
4.00% 1/1/41	1,739,373	1,914,558
4.00% 2/1/41	505,532	556,245
4.00% 3/1/41	4,668	4,971
4.00% 4/1/41	167,098	184,047
4.00% 5/1/41	914,759	1,007,472
4.00% 6/1/41	9,814	10,632
4.00% 9/1/41	184,532	203,242
4.00% 10/1/41	90,938	99,295
4.00% 11/1/41	203,344	223,969
4.00% 12/1/41	8,906	9,828
4.00% 1/1/42	6,493	7,133
4.00% 10/1/43	2,545,136	2,808,060
4.00% 12/1/43	662,682	731,856
4.00% 7/1/44	1,090,509	1,186,828
4.00% 9/1/44	1,130,545	1,228,460
4.00% 10/1/44	1,676,863	1,825,807
4.00% 3/1/45	1,243,087	1,336,403
4.00% 7/1/45	1,545,727	1,672,654
4.00% 9/1/45	4,547,254	4,938,000
4.00% 4/1/46	969,165	1,048,315
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 7/1/46	394,036	$ 425,022
4.00% 11/1/46	2,326,841	2,519,871
4.00% 4/1/47	1,938,267	2,079,349
4.00% 9/1/47	936,226	1,002,354
4.00% 12/1/47	3,569,053	3,824,004
4.00% 1/1/48	1,041,496	1,116,433
4.00% 2/1/48	2,323,175	2,482,061
4.00% 5/1/48	654,188	696,791
4.00% 6/1/48	4,998,637	5,334,693
4.00% 7/1/48	1,572,387	1,678,164
4.00% 1/1/49	4,446,869	4,893,657
4.00% 5/1/49	2,822,320	3,007,680
4.50% 8/1/33	11,536	12,700
4.50% 1/1/34	10,002	11,029
4.50% 9/1/35	34,222	37,812
4.50% 2/1/38	13,148	14,781
4.50% 4/1/38	17,253	18,747
4.50% 7/1/38	34,295	38,378
4.50% 11/1/38	59,128	66,473
4.50% 2/1/39	163,029	182,937
4.50% 3/1/39	127,158	142,700
4.50% 4/1/39	550,378	621,708
4.50% 5/1/39	213,493	239,952
4.50% 6/1/39	55,474	62,291
4.50% 7/1/39	189,986	213,310
4.50% 9/1/39	144,286	162,253
4.50% 1/1/40	465,191	528,303
4.50% 2/1/40	759,143	854,524
4.50% 5/1/40	402,961	449,588
4.50% 6/1/40	211,707	235,291
4.50% 8/1/40	96,222	107,299
4.50% 9/1/40	214,794	241,004
4.50% 10/1/40	1,404,815	1,579,904
4.50% 11/1/40	235,928	260,001
4.50% 2/1/41	810,514	909,389
4.50% 4/1/41	6,600	7,133
4.50% 5/1/41	1,076,692	1,208,004
4.50% 6/1/41	109,068	119,578
4.50% 1/1/42	1,202,796	1,350,252
4.50% 9/1/43	537,553	603,307
4.50% 12/1/43	1,732,004	1,942,878
4.50% 10/1/44	156,801	175,157
4.50% 9/1/47	1,224,198	1,333,653
4.50% 11/1/47	954,800	1,039,386
4.50% 8/1/48	2,630,006	2,849,690
4.50% 11/1/48	1,650,780	1,790,303
4.50% 12/1/48	1,963,016	2,121,568
5.00% 9/1/33	68,403	78,614
5.00% 4/1/34	251,751	289,249
5.00% 7/1/34	167,776	192,803
5.00% 11/1/34	77,146	87,631
5.00% 4/1/35	50,179	57,675
5.00% 6/1/35	89,180	102,460
5.00% 7/1/35	967,042	1,111,555

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 9/1/35	14,444	$ 16,222
5.00% 10/1/35	60,928	70,120
5.00% 12/1/35	289,254	332,863
5.00% 2/1/36	655,127	753,605
5.00% 3/1/36	36,998	42,558
5.00% 11/1/36	13,023	14,937
5.00% 4/1/38	80,714	92,633
5.00% 7/1/38	7,489	8,265
5.00% 11/1/38	12,417	13,571
5.00% 8/1/39	310,331	350,079
5.00% 12/1/39	76,143	87,438
5.00% 1/1/40	203,692	234,090
5.00% 7/1/40	713,933	822,520
5.00% 9/1/40	229,787	264,670
5.00% 6/1/41	553,566	637,798
5.50% 11/1/33	13,477	15,386
5.50% 1/1/34	35,586	41,894
5.50% 5/1/34	57,646	67,401
5.50% 7/1/34	37,773	44,379
5.50% 10/1/34	82,687	97,219
5.50% 9/1/35	42,255	49,343
5.50% 10/1/35	24,061	28,195
5.50% 12/1/35	246,500	276,278
5.50% 1/1/36	200,298	233,498
5.50% 4/1/36	523,148	611,361
5.50% 8/1/36	163,295	189,929
5.50% 1/1/37	162,650	188,607
5.50% 3/1/37	51,152	59,329
5.50% 5/1/37	57,265	66,518
5.50% 6/1/37	38,086	44,181
5.50% 8/1/37	16,321	18,794
5.50% 11/1/37	878	1,015
5.50% 12/1/37	83	93
5.50% 1/1/38	1,045,106	1,208,080
5.50% 2/1/38	14,987	16,982
5.50% 5/1/38	80,022	92,863
5.50% 6/1/38	5,090	5,916
5.50% 7/1/38	48,544	55,728
5.50% 10/1/38	17,916	20,780
5.50% 1/1/39	73,848	85,122
5.50% 5/1/39	172,162	199,799
5.50% 6/1/39	170,573	197,793
5.50% 10/1/39	72,840	84,455
5.50% 7/1/41	136,058	157,822
6.00% 12/1/35	58,825	68,456
6.00% 2/1/36	24,055	28,429
6.00% 6/1/36	14,167	16,734
6.00% 7/1/36	54,755	63,133
6.00% 8/1/36	25,964	30,578
6.00% 9/1/36	39,559	46,144
6.00% 10/1/36	37,432	43,864
6.00% 11/1/36	4,479	5,271
6.00% 1/1/37	45,715	54,079
6.00% 2/1/37	141,551	167,476
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 3/1/37	19,634	$ 22,528
6.00% 4/1/37	3,425	3,817
6.00% 5/1/37	53,792	62,109
6.00% 6/1/37	27,946	32,751
6.00% 8/1/37	55,613	64,776
6.00% 9/1/37	94,755	111,119
6.00% 10/1/37	106,428	124,075
6.00% 11/1/37	23,427	27,025
6.00% 1/1/38	15,846	18,511
6.00% 2/1/38	17,612	19,641
6.00% 4/1/38	1,797	2,014
6.00% 5/1/38	61,648	71,870
6.00% 6/1/38	21,636	24,927
6.00% 8/1/38	33,108	37,289
6.00% 9/1/38	21,638	24,287
6.00% 10/1/38	6,732	7,630
6.00% 11/1/38	10,302	11,985
6.00% 12/1/38	226,190	265,574
6.00% 4/1/40	192,872	226,661
6.00% 6/1/40	336,032	397,421
6.50% 3/1/32	676	774
6.50% 7/1/36	29,978	34,188
6.50% 9/1/36	32,861	39,736
6.50% 11/1/36	70,237	81,916
6.50% 9/1/37	6,515	7,364
6.50% 10/1/37	71,777	83,177
6.50% 2/1/38	82,545	93,844
6.50% 3/1/38	186,225	221,417
6.50% 5/1/38	23,943	27,959
6.50% 7/1/38	112,221	130,102
6.50% 10/1/38	77,052	91,868
7.00% 8/1/39	144,375	170,500
Fannie Mae S.F. 30 yr TBA
2.00% 10/14/50	20,000,000	20,675,000
2.50% 10/14/50	11,000,000	11,537,109
2.50% 11/12/50	18,900,000	19,782,058
4.00% 10/14/50	3,000,000	3,199,219
4.50% 10/14/50	2,000,000	2,163,516
Freddie Mac Gold Pool 3.00% 2/1/47	3,054,353	3,203,609
Freddie Mac S.F. 15 yr
2.50% 4/1/28	52,613	55,094
2.50% 7/1/28	220,119	230,489
2.50% 9/1/28	1,123,110	1,177,809
2.50% 10/1/28	1,518,862	1,590,412
2.50% 10/1/29	965,153	1,009,116
2.50% 1/1/31	1,208,132	1,263,302
2.50% 5/1/31	474,311	496,537
2.50% 6/1/31	1,714,282	1,792,403
2.50% 12/1/31	1,593,224	1,700,853
2.50% 12/1/32	1,191,264	1,245,406
3.00% 11/1/26	1,110,082	1,167,343
3.00% 2/1/27	108,767	115,573
3.00% 3/1/27	184,925	194,191

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.00% 4/1/27	373,379	$ 392,666
3.00% 11/1/27	177,386	186,515
3.00% 2/1/29	680,144	725,039
3.00% 4/1/30	1,716,233	1,805,857
3.00% 12/1/30	1,959,302	2,061,301
3.00% 5/1/31	966,732	1,015,988
3.00% 2/1/32	778,666	835,094
3.00% 5/1/32	581,827	610,947
3.00% 11/1/32	1,081,563	1,135,264
3.50% 12/1/25	462,205	489,210
3.50% 3/1/26	348,114	368,315
3.50% 10/1/27	272,176	288,141
3.50% 2/1/30	158,078	168,386
3.50% 4/1/32	460,317	488,184
4.00% 2/1/24	15,963	16,922
4.00% 8/1/24	27,985	29,687
4.00% 2/1/25	45,612	48,377
4.00% 7/1/25	126,564	134,273
4.00% 4/1/26	291,144	309,507
4.50% 4/1/21	225	236
4.50% 6/1/24	1,282	1,363
4.50% 7/1/24	45,218	48,086
4.50% 8/1/24	22,111	23,262
4.50% 11/1/24	47,804	50,830
4.50% 5/1/25	14,811	15,709
5.00% 4/1/23	20,654	21,773
5.00% 3/1/25	11,347	11,966
6.00% 11/1/23	16,693	17,565
Freddie Mac S.F. 20 yr
3.00% 4/1/36	1,159,297	1,220,534
3.00% 2/1/37	800,214	842,516
Freddie Mac S.F. 30 yr
2.00% 10/1/50	8,000,000	8,271,556
2.50% 7/1/50	9,838,733	10,327,315
2.50% 8/1/50	9,901,750	10,393,461
3.00% 10/1/42	1,386,960	1,476,707
3.00% 1/1/43	2,761,464	2,963,031
3.00% 3/1/43	1,718,809	1,831,396
3.00% 4/1/43	2,106,452	2,244,745
3.00% 7/1/43	820,412	873,463
3.00% 8/1/43	357,223	380,550
3.00% 10/1/43	1,156,305	1,231,860
3.00% 8/1/45	3,902,767	4,113,642
3.00% 4/1/46	973,064	1,023,122
3.00% 10/1/46	3,971,644	4,177,686
3.00% 11/1/46	2,474,051	2,602,041
3.00% 12/1/46	1,535,268	1,615,260
3.00% 1/1/47	2,889,332	3,043,025
3.00% 2/1/47	1,538,599	1,656,959
3.00% 12/1/47	306,290	320,770
3.00% 10/1/49	2,491,347	2,608,600
3.00% 12/1/49	5,842,015	6,116,965
3.00% 1/1/50	6,931,314	7,257,531
3.00% 2/1/50	9,032,158	9,457,249
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 4/1/50	7,569,123	$ 7,933,920
3.50% 10/1/41	1,789,197	1,921,378
3.50% 2/1/42	1,330,571	1,427,898
3.50% 5/1/42	1,298,767	1,401,763
3.50% 10/1/42	1,283,859	1,393,020
3.50% 2/1/43	929,992	1,009,225
3.50% 5/1/43	949,389	1,030,313
3.50% 8/1/43	1,923,017	2,083,194
3.50% 2/1/44	561,587	602,122
3.50% 3/1/44	39,140	41,876
3.50% 6/1/44	631,457	675,601
3.50% 8/1/44	709,524	758,335
3.50% 11/1/44	1,240,672	1,324,821
3.50% 1/1/45	1,573,600	1,688,173
3.50% 7/1/45	4,009,725	4,297,853
3.50% 10/1/45	1,591,999	1,697,334
3.50% 12/1/45	945,427	1,026,809
3.50% 1/1/46	2,110,029	2,262,553
3.50% 3/1/46	1,087,720	1,166,033
3.50% 5/1/46	826,942	887,149
3.50% 6/1/46	1,817,861	1,925,179
3.50% 12/1/46	2,233,651	2,376,472
3.50% 2/1/47	1,737,788	1,845,040
3.50% 3/1/47	1,004,358	1,064,133
3.50% 10/1/47	790,680	836,114
3.50% 11/1/47	969,279	1,027,741
3.50% 12/1/47	1,988,181	2,107,567
3.50% 2/1/48	2,623,837	2,777,421
3.50% 5/1/48	1,067,182	1,125,850
3.50% 8/1/49	827,534	871,575
3.50% 12/1/49	2,791,920	2,941,327
3.50% 3/1/50	940,285	990,515
4.00% 5/1/39	131,457	144,993
4.00% 2/1/40	67,852	74,928
4.00% 5/1/40	84,362	93,131
4.00% 8/1/40	22,225	24,399
4.00% 9/1/40	191,451	209,872
4.00% 10/1/40	666,433	734,081
4.00% 11/1/40	1,519,119	1,674,910
4.00% 12/1/40	939,389	1,036,921
4.00% 2/1/41	758,647	837,079
4.00% 12/1/41	997,925	1,091,825
4.00% 1/1/42	469,522	508,889
4.00% 3/1/42	57,690	63,657
4.00% 4/1/42	1,346,669	1,480,299
4.00% 6/1/42	5,525	6,108
4.00% 5/1/44	1,469,726	1,601,944
4.00% 9/1/44	467,629	509,766
4.00% 4/1/45	1,528,426	1,660,313
4.00% 10/1/45	764,761	829,081
4.00% 11/1/45	300,922	327,393
4.00% 1/1/46	876,303	949,668
4.00% 2/1/46	708,214	770,039
4.00% 2/1/47	432,939	465,909

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 9/1/47	3,555,939	$ 3,805,549
4.00% 11/1/47	508,524	545,596
4.00% 12/1/47	1,030,382	1,103,484
4.00% 1/1/48	512,613	550,152
4.00% 5/1/48	2,497,192	2,672,974
4.00% 7/1/48	777,902	829,128
4.00% 10/1/48	1,184,518	1,262,307
4.00% 3/1/49	1,214,147	1,294,431
4.00% 11/1/49	2,350,962	2,507,272
4.50% 2/1/39	31,577	35,433
4.50% 4/1/39	18,400	20,689
4.50% 5/1/39	53,030	59,672
4.50% 6/1/39	328,793	366,266
4.50% 7/1/39	77,794	87,337
4.50% 9/1/39	375,141	425,388
4.50% 10/1/39	287,007	322,940
4.50% 1/1/40	963,103	1,084,126
4.50% 2/1/40	541,497	609,476
4.50% 7/1/40	69,057	77,478
4.50% 8/1/40	48,064	53,206
4.50% 9/1/40	480,829	541,510
4.50% 2/1/41	1,178,877	1,306,860
4.50% 3/1/41	255,373	287,327
4.50% 9/1/41	418,947	468,516
4.50% 3/1/44	205,227	230,059
4.50% 5/1/44	20,373	22,113
4.50% 7/1/45	701,927	787,117
4.50% 4/1/47	259,946	283,358
4.50% 9/1/47	537,006	585,488
4.50% 12/1/47	254,413	276,403
4.50% 6/1/48	1,226,706	1,328,096
4.50% 8/1/48	1,414,377	1,530,466
4.50% 3/1/49	1,687,458	1,824,324
4.50% 6/1/49	1,999,638	2,161,399
5.00% 10/1/34	92,165	105,961
5.00% 2/1/35	25,990	29,885
5.00% 8/1/35	36,432	41,936
5.00% 10/1/35	18,594	21,410
5.00% 11/1/35	8,731	10,030
5.00% 12/1/35	62,801	72,297
5.00% 2/1/37	47,079	54,139
5.00% 12/1/37	204,789	235,442
5.00% 1/1/38	2,633	3,023
5.00% 4/1/38	1,675	1,923
5.00% 6/1/38	82,556	94,900
5.00% 7/1/38	10,987	12,643
5.00% 9/1/38	4,403	5,062
5.00% 10/1/38	85,043	97,813
5.00% 12/1/38	70,514	81,145
5.00% 1/1/39	21,503	24,739
5.00% 2/1/39	392,816	451,872
5.00% 3/1/39	915,376	1,052,375
5.00% 8/1/39	70,676	81,407
5.00% 9/1/39	258,944	296,035
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 1/1/40	185,744	$ 214,069
5.00% 5/1/40	78,145	90,059
5.00% 6/1/40	580,483	666,041
5.00% 9/1/40	59,455	68,396
5.00% 3/1/41	166,272	188,817
5.00% 9/1/48	217,397	238,832
5.00% 11/1/48	494,977	542,798
5.50% 8/1/33	28,224	32,313
5.50% 6/1/34	58,192	68,447
5.50% 6/1/35	37,563	44,277
5.50% 11/1/35	56,437	65,719
5.50% 1/1/37	27,516	32,037
5.50% 5/1/37	34,794	40,500
5.50% 7/1/37	13,386	15,555
5.50% 1/1/38	139,284	162,054
5.50% 2/1/38	32,952	38,202
5.50% 5/1/38	299,301	345,523
5.50% 6/1/38	9,418	10,902
5.50% 8/1/38	38,037	44,029
5.50% 12/1/38	45,365	52,412
5.50% 8/1/39	62,351	72,062
5.50% 12/1/39	372,890	431,208
5.50% 3/1/40	209,121	241,362
5.50% 4/1/40	406,208	462,617
5.50% 5/1/40	129,693	150,426
5.50% 6/1/41	36,112	41,858
6.00% 11/1/28	6,264	7,106
6.00% 7/1/33	11,136	12,706
6.00% 8/1/36	8,910	10,546
6.00% 11/1/36	15,824	18,670
6.00% 4/1/37	355	419
6.00% 5/1/37	39,808	46,162
6.00% 8/1/37	85,354	99,294
6.00% 9/1/37	70,632	83,248
6.00% 10/1/37	9,478	10,567
6.00% 11/1/37	95,691	112,477
6.00% 12/1/37	7,826	8,740
6.00% 1/1/38	72,207	84,495
6.00% 4/1/38	4,698	5,404
6.00% 6/1/38	12,164	14,358
6.00% 7/1/38	16,202	18,853
6.00% 8/1/38	18,184	20,878
6.00% 9/1/38	11,048	12,867
6.00% 10/1/38	45,359	52,070
6.00% 11/1/38	18,999	21,192
6.00% 3/1/39	14,802	17,290
6.00% 5/1/40	417,953	493,038
6.00% 7/1/40	547,118	647,076
6.50% 11/1/36	82,948	96,490
6.50% 8/1/37	44,168	50,704
6.50% 10/1/37	11,197	13,171
6.50% 6/1/38	27,137	30,362
6.50% 4/1/39	44,826	51,166

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr
3.00% 9/15/42	716,558	$ 748,039
3.00% 11/15/42	676,955	706,698
3.00% 12/15/42	229,848	240,252
3.00% 2/15/45	404,574	432,849
3.50% 10/15/40	113,041	120,042
3.50% 1/15/41	42,457	44,992
3.50% 7/15/41	68,892	77,014
3.50% 10/15/41	216,328	227,873
3.50% 3/15/42	18,952	19,974
3.50% 6/15/42	1,013,412	1,067,006
3.50% 10/15/42	91,177	96,595
4.00% 6/15/39	41,540	44,563
4.00% 4/15/40	1,027,000	1,110,988
4.00% 8/15/40	215,554	233,581
4.00% 10/15/40	307,147	333,019
4.00% 12/15/40	515,531	561,085
4.00% 1/15/41	492,984	547,505
4.00% 9/15/41	156,698	169,281
4.50% 2/15/39	66,988	74,550
4.50% 3/15/39	516,552	575,014
4.50% 4/15/39	68,584	75,523
4.50% 5/15/39	42,257	46,807
4.50% 6/15/39	60,449	66,366
4.50% 7/15/39	143,615	158,511
4.50% 8/15/39	25,190	27,801
4.50% 9/15/39	173,345	191,608
4.50% 10/15/39	553,612	629,350
4.50% 11/15/39	181,491	200,466
4.50% 12/15/39	110,276	122,432
4.50% 1/15/40	448,022	500,225
4.50% 4/15/40	130,167	144,783
4.50% 5/15/40	113,677	126,131
4.50% 6/15/40	354,323	393,452
4.50% 8/15/40	118,018	130,348
4.50% 9/15/40	83,714	92,474
4.50% 1/15/41	397,667	460,462
4.50% 2/15/41	851,658	940,112
4.50% 3/15/41	90,040	99,879
4.50% 6/15/41	94,491	105,105
4.50% 7/15/41	12,134	13,414
5.00% 3/15/35	25,449	28,087
5.00% 3/15/38	10,673	12,217
5.00% 4/15/38	6,769	7,630
5.00% 5/15/38	1,387	1,580
5.00% 8/15/38	2,363	2,592
5.00% 1/15/39	94,158	107,783
5.00% 4/15/39	105,508	118,553
5.00% 5/15/39	473,700	541,038
5.00% 6/15/39	400,655	458,490
5.00% 9/15/39	844,658	952,391
5.00% 10/15/39	99,250	113,120
5.00% 11/15/39	193,051	217,698
5.00% 1/15/40	549,324	621,091
5.00% 2/15/40	291,452	333,553
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 4/15/40	236,225	$ 270,194
5.00% 7/15/40	207,452	237,473
5.50% 10/15/33	112,121	131,409
5.50% 4/15/37	25,026	29,324
5.50% 7/15/37	9,888	11,152
5.50% 1/15/38	106,766	124,965
5.50% 2/15/38	117,776	138,011
5.50% 7/15/38	43,971	51,144
5.50% 8/15/38	12,591	14,469
5.50% 9/15/38	216,697	250,517
5.50% 12/15/38	151,153	176,649
5.50% 1/15/39	65,123	73,316
5.50% 5/15/39	105,921	123,543
5.50% 7/15/39	648	716
5.50% 10/15/39	116,921	135,976
5.50% 12/15/39	32,005	37,331
5.50% 4/15/40	188,713	217,040
5.50% 2/15/41	28,859	33,563
6.00% 5/15/37	1,462	1,625
6.00% 1/15/38	47,813	56,040
6.00% 3/15/38	1,031	1,154
6.00% 5/15/38	14,616	16,595
6.00% 7/15/38	2,065	2,466
6.00% 8/15/38	31,561	35,420
6.00% 10/15/38	33,514	38,398
6.00% 11/15/38	36,116	41,729
6.00% 12/15/38	72,560	82,322
6.00% 1/15/39	5,976	6,651
6.00% 5/15/39	2,229	2,484
6.00% 8/15/39	4,587	5,110
6.00% 10/15/39	2,747	3,059
6.00% 6/15/40	2,715	3,024
6.00% 12/15/40	301,125	359,045
6.50% 5/15/38	8,001	8,841
6.50% 7/15/38	63,979	75,466
6.50% 10/15/38	8,261	9,722
6.50% 2/15/39	82,450	96,871
6.50% 8/15/39	3,444	3,806
GNMA II S.F. 30 yr
2.50% 12/20/46	1,292,775	1,361,739
2.50% 7/20/50	2,982,644	3,134,691
2.50% 8/20/50	7,032,528	7,391,031
3.00% 9/20/42	1,140,232	1,202,939
3.00% 11/20/42	573,686	605,013
3.00% 12/20/42	916,174	969,191
3.00% 1/20/43	892,453	941,230
3.00% 2/20/43	1,362,875	1,475,359
3.00% 3/20/43	2,170,712	2,328,997
3.00% 6/20/43	782,050	824,746
3.00% 9/20/43	1,426,436	1,504,486
3.00% 12/20/44	1,020,939	1,076,339
3.00% 3/20/45	1,044,253	1,100,468
3.00% 4/20/45	878,489	931,176
3.00% 6/20/45	1,460,492	1,548,592

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 8/20/45	1,796,565	$ 1,891,275
3.00% 12/20/45	402,994	423,062
3.00% 5/20/46	1,747,157	1,848,121
3.00% 9/20/46	2,092,873	2,214,165
3.00% 10/20/46	2,112,240	2,226,823
3.00% 11/20/46	1,727,164	1,827,871
3.00% 12/20/46	4,105,313	4,341,442
3.00% 1/20/47	3,146,489	3,313,166
3.00% 2/20/47	1,068,138	1,119,382
3.00% 6/20/47	1,321,749	1,391,785
3.00% 1/20/48	1,173,676	1,239,573
3.00% 12/20/49	1,710,362	1,790,483
3.00% 5/20/50	3,938,502	4,139,156
3.00% 6/20/50	7,430,565	7,825,156
3.00% 7/20/50	4,003,743	4,223,567
3.50% 12/20/41	786,751	859,494
3.50% 4/20/42	383,972	416,617
3.50% 6/20/42	1,145,449	1,243,242
3.50% 10/20/42	478,507	519,362
3.50% 12/20/42	998,148	1,083,372
3.50% 2/20/43	1,683,932	1,844,331
3.50% 3/20/43	836,767	923,355
3.50% 5/20/43	1,206,604	1,307,924
3.50% 9/20/43	1,447,001	1,572,328
3.50% 1/20/44	1,509,963	1,636,808
3.50% 10/20/44	2,750,189	2,969,293
3.50% 12/20/44	849,563	910,632
3.50% 3/20/45	745,486	796,052
3.50% 4/20/45	3,777,327	4,047,285
3.50% 6/20/45	1,513,558	1,616,437
3.50% 10/20/45	1,598,802	1,711,718
3.50% 11/20/45	1,040,323	1,111,038
3.50% 12/20/45	361,347	385,934
3.50% 3/20/46	1,422,674	1,519,553
3.50% 6/20/46	2,879,652	3,103,554
3.50% 7/20/46	1,725,283	1,842,390
3.50% 10/20/46	3,153,332	3,372,815
3.50% 1/20/47	1,292,210	1,379,665
3.50% 6/20/47	1,982,497	2,099,982
3.50% 7/20/47	1,810,394	1,922,949
3.50% 9/20/47	2,080,181	2,220,765
3.50% 10/20/47	479,283	511,545
3.50% 11/20/47	1,908,892	2,037,189
3.50% 12/20/47	844,441	899,931
3.50% 1/20/48	1,940,723	2,064,574
3.50% 6/20/48	2,290,630	2,430,909
3.50% 8/20/49	1,308,422	1,376,428
3.50% 11/20/49	2,235,651	2,359,771
3.50% 12/20/49	4,750,060	4,993,709
3.50% 10/21/50	4,750,000	5,003,271
4.00% 8/20/40	254,205	279,514
4.00% 10/20/41	47,558	52,296
4.00% 11/20/41	828,204	914,453
4.00% 12/20/41	330,977	364,024
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 5/20/42	728,630	$ 801,586
4.00% 7/20/42	489,164	537,457
4.00% 8/20/42	355,933	391,086
4.00% 8/20/43	592,461	650,125
4.00% 3/20/44	838,892	915,060
4.00% 8/20/44	1,115,068	1,207,691
4.00% 10/20/44	325,609	354,302
4.00% 12/20/44	1,138,792	1,238,786
4.00% 1/20/45	233,040	253,529
4.00% 2/20/45	595,475	647,963
4.00% 8/20/45	478,854	516,387
4.00% 9/20/45	690,781	744,796
4.00% 10/20/45	1,006,749	1,087,039
4.00% 11/20/45	649,084	699,718
4.00% 1/20/46	141,776	153,225
4.00% 6/20/46	644,193	693,273
4.00% 1/20/47	584,306	629,925
4.00% 3/20/47	3,544,575	3,811,972
4.00% 4/20/47	1,152,831	1,243,120
4.00% 6/20/47	820,483	882,391
4.00% 7/20/47	302,650	325,880
4.00% 8/20/47	1,149,594	1,237,939
4.00% 5/20/49	2,139,520	2,274,661
4.00% 7/20/49	1,747,653	1,856,031
4.00% 10/21/50	3,000,000	3,187,500
4.50% 7/20/41	1,139,149	1,264,892
4.50% 12/20/43	751,981	835,585
4.50% 1/20/44	642,028	713,407
4.50% 3/20/44	483,779	537,464
4.50% 4/20/45	371,143	412,292
4.50% 4/20/47	344,996	375,417
4.50% 7/20/47	361,352	392,569
4.50% 9/20/47	185,408	201,982
4.50% 3/20/48	603,336	650,463
4.50% 7/20/48	2,708,174	2,936,508
5.00% 4/20/43	520,711	586,334
5.00% 7/20/48	529,556	577,632
GNMA II S.F. 30 yr TBA
2.00% 10/21/50	2,000,000	2,077,500
2.50% 10/21/50	12,450,000	13,071,527
3.00% 10/21/50	12,725,000	13,323,473
Total Agency Mortgage-Backed Securities (Cost $823,586,703)		847,838,608
AGENCY OBLIGATIONS–1.55%
Federal Home Loan Banks
0.13% 8/12/22	600,000	599,598
1.63% 12/20/21	2,805,000	2,856,166
3.25% 11/16/28	1,255,000	1,505,816
5.50% 7/15/36	300,000	468,171
Federal Home Loan Mortgage
Series USD 0.13% 7/25/22	1,210,000	1,209,385
0.25% 6/26/23	4,345,000	4,348,589
0.25% 8/24/23	2,145,000	2,145,186

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
0.25% 9/8/23	2,190,000	$ 2,191,373
0.38% 5/5/23	1,000,000	1,004,221
0.38% 9/23/25	185,000	184,524
1.50% 2/12/25	3,000,000	3,144,795
2.38% 1/13/22	4,500,000	4,629,130
6.25% 7/15/32	750,000	1,174,974
6.75% 9/15/29	100,000	151,132
6.75% 3/15/31	300,000	468,236
Federal National Mortgage Association
0.25% 5/22/23	1,000,000	1,000,647
0.25% 7/10/23	455,000	454,855
0.38% 8/25/25	2,850,000	2,840,370
0.88% 8/5/30	3,500,000	3,442,088
1.63% 1/7/25	2,580,000	2,718,201
1.75% 7/2/24	3,000,000	3,165,769
2.13% 4/24/26	1,765,000	1,926,647
2.63% 9/6/24	2,085,000	2,276,174
5.63% 7/15/37	100,000	160,500
6.25% 5/15/29	500,000	723,202
6.63% 11/15/30	300,000	460,632
7.13% 1/15/30	500,000	773,547
7.25% 5/15/30	500,000	786,308
Japan International Cooperation Agency
2.13% 10/20/26	200,000	215,426
3.38% 6/12/28	200,000	236,574
Tennessee Valley Authority
4.63% 9/15/60	150,000	235,798
4.65% 6/15/35	500,000	697,291
Series B 4.70% 7/15/33	200,000	278,137
5.38% 4/1/56	200,000	341,364
5.88% 4/1/36	75,000	117,252
6.15% 1/15/38	100,000	162,641
7.13% 5/1/30	100,000	155,313
Total Agency Obligations (Cost $46,101,686)		49,250,032
CORPORATE BONDS–27.75%
Advertising–0.03%
Interpublic Group of Companies 4.75% 3/30/30	400,000	478,876
Omnicom Group
2.45% 4/30/30	100,000	103,200
3.60% 4/15/26	200,000	225,445
3.63% 5/1/22	200,000	209,451
		1,016,972
Aerospace & Defense–0.55%
Boeing
1.88% 6/15/23	250,000	249,318
2.60% 10/30/25	100,000	99,940
2.70% 5/1/22	40,000	40,788
2.70% 2/1/27	75,000	73,107
2.80% 3/1/23	100,000	101,935
2.95% 2/1/30	150,000	145,059
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing (continued)
3.10% 5/1/26	100,000	$ 99,729
3.20% 3/1/29	100,000	98,425
3.25% 3/1/28	95,000	94,273
3.25% 2/1/35	100,000	93,910
3.55% 3/1/38	65,000	59,116
3.60% 5/1/34	100,000	96,187
3.63% 3/1/48	35,000	30,693
3.75% 2/1/50	150,000	137,243
3.85% 11/1/48	35,000	32,004
3.90% 5/1/49	100,000	91,973
3.95% 8/1/59	150,000	135,464
4.51% 5/1/23	250,000	263,187
4.88% 5/1/25	285,000	310,895
5.04% 5/1/27	250,000	274,454
5.15% 5/1/30	500,000	560,123
5.71% 5/1/40	1,050,000	1,225,634
5.81% 5/1/50	500,000	603,104
5.93% 5/1/60	950,000	1,173,174
6.13% 2/15/33	50,000	59,261
6.88% 3/15/39	100,000	124,649
General Dynamics
1.88% 8/15/23	150,000	155,608
2.13% 8/15/26	150,000	160,906
2.25% 11/15/22	250,000	259,116
2.38% 11/15/24	100,000	106,958
2.63% 11/15/27	100,000	109,283
3.38% 5/15/23	125,000	134,337
3.50% 5/15/25	150,000	168,023
3.75% 5/15/28	160,000	187,888
4.25% 4/1/50	300,000	390,904
Hexcel
3.95% 2/15/27	50,000	53,981
4.70% 8/15/25	50,000	55,490
L3Harris Technologies
3.83% 4/27/25	250,000	279,340
3.85% 6/15/23	105,000	113,672
3.85% 12/15/26	75,000	86,225
3.95% 5/28/24	154,000	169,624
4.40% 6/15/28	150,000	178,850
4.85% 4/27/35	70,000	92,119
5.05% 4/27/45	70,000	94,848
Lockheed Martin
1.85% 6/15/30	45,000	46,807
2.80% 6/15/50	50,000	51,937
2.90% 3/1/25	300,000	327,204
3.10% 1/15/23	50,000	53,017
3.60% 3/1/35	150,000	179,890
3.80% 3/1/45	250,000	297,227
4.07% 12/15/42	279,000	347,850
4.50% 5/15/36	40,000	50,776
4.70% 5/15/46	109,000	148,223
Northrop Grumman
2.55% 10/15/22	200,000	208,252

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman (continued)
3.20% 2/1/27	100,000	$ 111,718
3.25% 8/1/23	350,000	378,206
3.25% 1/15/28	125,000	140,377
4.03% 10/15/47	300,000	363,710
5.05% 11/15/40	100,000	133,828
5.25% 5/1/50	600,000	858,755
Northrop Grumman Systems 7.75% 2/15/31	150,000	228,980
Raytheon Technologies
2.25% 7/1/30	100,000	105,025
2.50% 12/15/22	125,000	129,676
2.80% 3/15/22	150,000	154,647
3.13% 5/4/27	350,000	387,811
3.13% 7/1/50	600,000	640,308
3.20% 3/15/24	150,000	160,996
3.50% 3/15/27	107,000	120,291
3.75% 11/1/46	100,000	114,292
3.95% 8/16/25	75,000	85,261
4.05% 5/4/47	50,000	59,574
4.13% 11/16/28	180,000	213,015
4.15% 5/15/45	250,000	298,699
4.35% 4/15/47	70,000	87,359
4.45% 11/16/38	60,000	73,762
4.50% 6/1/42	400,000	504,060
4.63% 11/16/48	100,000	130,027
4.70% 12/15/41	200,000	246,164
5.40% 5/1/35	200,000	271,237
6.05% 6/1/36	150,000	212,611
6.13% 7/15/38	200,000	288,775
		17,281,164
Agriculture–0.34%
Altria Group
2.35% 5/6/25	40,000	42,168
2.63% 9/16/26	145,000	155,491
2.85% 8/9/22	200,000	208,101
3.40% 5/6/30	25,000	27,208
3.49% 2/14/22	65,000	67,546
3.80% 2/14/24	125,000	136,608
3.88% 9/16/46	200,000	204,841
4.00% 1/31/24	89,000	97,877
4.40% 2/14/26	125,000	143,912
4.45% 5/6/50	40,000	44,415
4.50% 5/2/43	100,000	108,578
4.80% 2/14/29	225,000	266,833
5.38% 1/31/44	63,000	77,720
5.80% 2/14/39	165,000	210,518
5.95% 2/14/49	760,000	1,018,874
6.20% 2/14/59	75,000	102,321
Archer-Daniels-Midland 2.50% 8/11/26	250,000	271,703
BAT Capital
2.26% 3/25/28	75,000	75,183
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital (continued)
2.73% 3/25/31	150,000	$ 148,564
2.76% 8/15/22	400,000	414,517
2.79% 9/6/24	105,000	110,863
3.22% 8/15/24	400,000	428,017
3.22% 9/6/26	150,000	161,394
3.46% 9/6/29	200,000	212,825
3.56% 8/15/27	600,000	648,278
3.73% 9/25/40	65,000	64,496
3.98% 9/25/50	100,000	97,691
4.39% 8/15/37	275,000	296,907
4.54% 8/15/47	240,000	256,496
4.76% 9/6/49	100,000	108,383
4.91% 4/2/30	700,000	825,091
BAT International Finance 1.67% 3/25/26	100,000	100,316
Bunge Limited Finance
1.63% 8/17/25	50,000	50,208
3.00% 9/25/22	55,000	57,170
3.25% 8/15/26	45,000	48,454
3.75% 9/25/27	55,000	59,681
4.35% 3/15/24	150,000	165,110
Philip Morris International
1.13% 5/1/23	65,000	65,993
2.10% 5/1/30	55,000	56,534
2.13% 5/10/23	50,000	51,801
2.38% 8/17/22	150,000	154,508
2.63% 2/18/22	75,000	77,136
2.75% 2/25/26	100,000	109,739
2.88% 5/1/24	100,000	107,271
2.90% 11/15/21	250,000	256,741
3.13% 8/17/27	150,000	168,830
3.38% 8/11/25	100,000	111,269
3.38% 8/15/29	100,000	113,845
3.60% 11/15/23	300,000	326,748
4.13% 3/4/43	150,000	175,254
4.25% 11/10/44	85,000	102,529
4.38% 11/15/41	200,000	243,446
4.50% 3/20/42	100,000	122,577
6.38% 5/16/38	150,000	222,327
Reynolds American
4.45% 6/12/25	105,000	118,138
4.85% 9/15/23	225,000	251,023
5.70% 8/15/35	50,000	62,366
5.85% 8/15/45	180,000	218,174
6.15% 9/15/43	125,000	157,089
		10,787,696
Airlines–0.07%
♦American Airlines Pass Through Trust
3.00% 4/15/30	50,809	47,462
3.20% 12/15/29	416,000	390,922
3.38% 11/1/28	75,238	61,867
3.65% 2/15/29	82,875	79,689

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦Continental Airlines Pass Through Trust 4.15% 10/11/25	163,867	$ 160,548
♦Delta Air Lines Pass Through Trust
2.00% 12/10/29	150,000	144,927
3.20% 10/25/25	25,000	24,910
♦JetBlue Pass Through Trust
2.75% 11/15/33	49,391	48,334
4.00% 5/15/34	25,000	25,856
Southwest Airline 4.75% 5/4/23	90,000	96,107
Southwest Airlines
2.63% 2/10/30	100,000	94,712
3.00% 11/15/26	100,000	100,233
5.25% 5/4/25	115,000	126,632
Southwest Airlines 5.13% 6/15/27	265,000	288,637
♦Spirit Airlines Pass Through Trust 4.10% 10/1/29	18,306	16,428
♦United Airlines Pass Through Trust
2.70% 11/1/33	95,000	89,815
3.10% 1/7/30	84,170	82,402
3.50% 9/1/31	122,613	116,114
3.75% 3/3/28	143,620	135,737
4.15% 2/25/33	103,885	103,586
♦US Airways Pass Through Trust 3.95% 5/15/27	61,676	50,735
		2,285,653
Apparel–0.08%
NIKE
2.25% 5/1/23	100,000	104,598
2.38% 11/1/26	150,000	162,944
2.85% 3/27/30	500,000	561,432
3.38% 11/1/46	100,000	112,876
3.38% 3/27/50	300,000	346,719
3.63% 5/1/43	100,000	116,794
3.88% 11/1/45	100,000	124,280
PVH 4.63% 7/10/25	30,000	31,275
Ralph Lauren
2.95% 6/15/30	55,000	57,385
3.75% 9/15/25	100,000	112,173
Tapestry
3.00% 7/15/22	150,000	151,521
4.13% 7/15/27	150,000	147,568
VF 2.40% 4/23/25	500,000	530,273
		2,559,838
Auto Manufacturers–0.40%
American Honda Finance
0.65% 9/8/23	185,000	184,936
0.88% 7/7/23	135,000	136,101
1.00% 9/10/25	250,000	249,574
1.20% 7/8/25	500,000	503,640
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
American Honda Finance (continued)
1.95% 5/20/22	125,000	$ 128,093
1.95% 5/10/23	100,000	103,510
2.35% 1/8/27	100,000	106,733
2.60% 11/16/22	150,000	156,638
2.90% 2/16/24	100,000	106,964
3.38% 12/10/21	75,000	77,571
3.45% 7/14/23	100,000	107,804
3.55% 1/12/24	100,000	109,100
3.63% 10/10/23	75,000	81,677
Cummins
0.75% 9/1/25	85,000	85,557
1.50% 9/1/30	250,000	248,498
2.60% 9/1/50	250,000	244,598
3.65% 10/1/23	139,000	151,209
4.88% 10/1/43	64,000	87,343
Daimler Finance North America 8.50% 1/18/31	200,000	309,578
General Motors
5.00% 10/1/28	150,000	168,693
5.15% 4/1/38	125,000	132,552
5.40% 4/1/48	200,000	220,982
5.95% 4/1/49	100,000	116,955
6.25% 10/2/43	350,000	414,059
6.60% 4/1/36	305,000	370,728
6.75% 4/1/46	75,000	92,352
6.80% 10/1/27	500,000	607,636
General Motors Financial
1.70% 8/18/23	170,000	170,638
2.70% 8/20/27	250,000	248,861
2.90% 2/26/25	750,000	772,683
3.15% 6/30/22	115,000	118,126
3.25% 1/5/23	150,000	155,014
3.45% 1/14/22	250,000	256,392
3.60% 6/21/30	250,000	257,761
3.70% 5/9/23	140,000	146,290
3.85% 1/5/28	100,000	105,614
3.95% 4/13/24	150,000	158,684
4.00% 1/15/25	200,000	213,711
4.00% 10/6/26	250,000	268,278
4.30% 7/13/25	100,000	108,808
4.35% 4/9/25	115,000	124,731
4.35% 1/17/27	180,000	195,499
5.10% 1/17/24	200,000	218,721
5.20% 3/20/23	90,000	97,630
5.25% 3/1/26	200,000	224,963
PACCAR Financial
0.35% 8/11/23	70,000	69,894
0.80% 6/8/23	40,000	40,280
2.30% 8/10/22	100,000	103,413
3.40% 8/9/23	100,000	107,886
Toyota Motor
0.50% 8/14/23	155,000	155,037
1.15% 5/26/22	200,000	202,519

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor (continued)
1.80% 10/7/21	200,000	$ 202,850
2.16% 7/2/22	55,000	56,688
2.36% 7/2/24	70,000	74,825
2.60% 1/11/22	150,000	154,402
2.65% 4/12/22	200,000	206,851
2.76% 7/2/29	70,000	77,765
3.42% 7/20/23	150,000	162,332
3.67% 7/20/28	105,000	123,702
Toyota Motor Credit
1.15% 8/13/27	120,000	119,803
1.35% 8/25/23	200,000	205,216
1.80% 2/13/25	250,000	261,141
2.15% 9/8/22	150,000	155,142
2.25% 10/18/23	150,000	157,449
2.90% 4/17/24	150,000	161,558
3.20% 1/11/27	100,000	112,205
3.30% 1/12/22	400,000	414,449
3.40% 4/14/25	150,000	166,981
		12,637,873
Auto Parts & Equipment–0.03%
Aptiv
4.25% 1/15/26	100,000	114,414
4.35% 3/15/29	65,000	73,307
5.40% 3/15/49	150,000	169,549
BorgWarner 2.65% 7/1/27	125,000	131,842
Lear
3.80% 9/15/27	100,000	105,488
4.25% 5/15/29	50,000	54,043
Magna International 3.63% 6/15/24	200,000	220,237
		868,880
Banks–5.94%
Australia & New Zealand Banking Group
2.05% 11/21/22	250,000	258,700
2.55% 11/23/21	250,000	256,520
2.63% 11/9/22	250,000	262,055
Banco Bilbao Vizcaya Argentaria
0.88% 9/18/23	200,000	199,763
1.13% 9/18/25	200,000	198,595
Banco Santander
2.75% 5/28/25	200,000	210,166
3.13% 2/23/23	200,000	209,488
3.49% 5/28/30	200,000	217,553
3.50% 4/11/22	200,000	207,443
3.85% 4/12/23	200,000	213,558
4.25% 4/11/27	200,000	226,920
4.38% 4/12/28	200,000	226,848
5.18% 11/19/25	200,000	227,326
Bank of America
μ0.98% 9/25/25	200,000	199,951
μ1.32% 6/19/26	900,000	905,423
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ1.49% 5/19/24	250,000	$ 254,280
μ1.90% 7/23/31	200,000	199,120
μ2.02% 2/13/26	300,000	311,326
μ2.46% 10/22/25	200,000	210,903
2.50% 10/21/22	500,000	510,535
μ2.50% 2/13/31	300,000	312,717
μ2.68% 6/19/41	1,000,000	1,019,919
μ2.82% 7/21/23	350,000	363,430
μ2.88% 10/22/30	200,000	215,876
μ3.09% 10/1/25	550,000	592,959
μ3.12% 1/20/23	250,000	258,100
μ3.19% 7/23/30	250,000	276,207
3.25% 10/21/27	500,000	552,204
3.30% 1/11/23	1,000,000	1,061,690
μ3.34% 1/25/23	415,000	430,623
μ3.37% 1/23/26	250,000	272,395
μ3.42% 12/20/28	480,000	534,648
μ3.46% 3/15/25	200,000	216,756
3.50% 4/19/26	350,000	392,222
μ3.55% 3/5/24	400,000	426,059
μ3.56% 4/23/27	300,000	335,127
μ3.59% 7/21/28	350,000	392,253
μ3.82% 1/20/28	250,000	283,256
μ3.86% 7/23/24	400,000	433,162
3.88% 8/1/25	400,000	454,100
3.95% 4/21/25	250,000	277,610
μ3.95% 1/23/49	250,000	303,761
μ3.97% 2/7/30	375,000	435,813
4.00% 4/1/24	475,000	526,329
μ4.08% 3/20/51	700,000	864,928
4.10% 7/24/23	350,000	383,947
4.18% 11/25/27	250,000	286,716
4.25% 10/22/26	433,000	501,103
μ4.27% 7/23/29	400,000	468,716
μ4.33% 3/15/50	1,000,000	1,276,164
μ4.44% 1/20/48	200,000	258,853
4.45% 3/3/26	430,000	493,709
5.00% 1/21/44	350,000	483,717
5.88% 2/7/42	218,000	321,562
6.00% 10/15/36	400,000	573,981
6.11% 1/29/37	200,000	282,172
7.75% 5/14/38	200,000	330,990
Bank of Montreal
2.05% 11/1/22	80,000	82,737
2.35% 9/11/22	150,000	155,920
2.50% 6/28/24	135,000	143,498
2.55% 11/6/22	300,000	313,332
2.90% 3/26/22	200,000	207,487
μ3.80% 12/15/32	300,000	334,201
Bank of New York Mellon
1.85% 1/27/23	115,000	118,652
1.95% 8/23/22	165,000	170,039
2.10% 10/24/24	170,000	179,954

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon (continued)
2.20% 8/16/23	100,000	$ 104,934
2.45% 8/17/26	650,000	710,576
2.60% 2/7/22	300,000	308,667
μ2.66% 5/16/23	150,000	155,355
3.00% 2/24/25	100,000	109,631
3.00% 10/30/28	55,000	61,381
3.25% 9/11/24	400,000	438,486
3.25% 5/16/27	150,000	170,399
3.30% 8/23/29	350,000	400,960
μ3.44% 2/7/28	180,000	206,404
3.45% 8/11/23	100,000	108,617
3.85% 4/28/28	100,000	120,769
3.95% 11/18/25	100,000	116,908
Bank of Nova Scotia
1.30% 6/11/25	500,000	509,587
2.00% 11/15/22	200,000	206,526
2.38% 1/18/23	200,000	208,302
2.45% 9/19/22	150,000	156,219
2.70% 8/3/26	200,000	218,996
3.40% 2/11/24	250,000	271,571
4.50% 12/16/25	150,000	173,719
BankUnited 5.13% 6/11/30	200,000	219,780
Barclays
μ2.65% 6/24/31	900,000	897,634
μ2.85% 5/7/26	200,000	207,640
3.68% 1/10/23	200,000	206,171
μ3.93% 5/7/25	200,000	215,352
μ4.34% 5/16/24	200,000	214,695
4.34% 1/10/28	200,000	222,611
4.38% 1/12/26	200,000	224,013
μ4.61% 2/15/23	265,000	277,371
4.95% 1/10/47	200,000	255,824
μ4.97% 5/16/29	200,000	233,719
5.20% 5/12/26	1,100,000	1,219,625
5.25% 8/17/45	200,000	263,055
BBVA USA 2.88% 6/29/22	250,000	257,579
BNP Paribas
3.25% 3/3/23	200,000	213,491
4.25% 10/15/24	200,000	221,216
BPCE 3.38% 12/2/26	250,000	280,598
Canadian Imperial Bank of Commerce
2.25% 1/28/25	200,000	210,897
μ2.61% 7/22/23	100,000	103,633
3.10% 4/2/24	300,000	323,559
Citibank 3.65% 1/23/24	500,000	547,782
Citigroup
μ2.31% 11/4/22	150,000	152,927
μ2.57% 6/3/31	500,000	525,544
μ2.67% 1/29/31	300,000	315,535
2.70% 10/27/22	250,000	260,609
μ2.88% 7/24/23	200,000	207,520
μ3.11% 4/8/26	1,600,000	1,720,268
μ3.14% 1/24/23	365,000	376,568
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
3.20% 10/21/26	300,000	$ 330,789
μ3.35% 4/24/25	300,000	324,525
μ3.52% 10/27/28	250,000	277,781
μ3.67% 7/24/28	200,000	224,494
3.70% 1/12/26	400,000	449,303
3.75% 6/16/24	400,000	440,871
3.88% 10/25/23	350,000	383,247
μ3.88% 1/24/39	250,000	293,619
μ3.98% 3/20/30	750,000	864,088
μ4.04% 6/1/24	250,000	270,100
4.05% 7/30/22	107,000	113,611
4.13% 7/25/28	380,000	436,818
4.30% 11/20/26	400,000	457,847
4.45% 9/29/27	300,000	347,497
4.60% 3/9/26	105,000	120,198
4.65% 7/30/45	250,000	326,187
4.65% 7/23/48	250,000	327,974
4.75% 5/18/46	150,000	188,853
5.30% 5/6/44	967,000	1,289,293
μ5.32% 3/26/41	900,000	1,228,816
5.50% 9/13/25	200,000	236,525
5.88% 2/22/33	200,000	263,271
5.88% 1/30/42	150,000	219,377
6.00% 10/31/33	100,000	134,977
6.63% 6/15/32	100,000	139,914
6.68% 9/13/43	150,000	230,372
8.13% 7/15/39	350,000	610,155
Citizens Bank 2.65% 5/26/22	250,000	258,328
Comerica 3.70% 7/31/23	75,000	81,229
Comerica Bank 4.00% 7/27/25	250,000	276,289
Cooperatieve Rabobank
2.75% 1/10/23	250,000	262,812
3.38% 5/21/25	500,000	562,145
3.75% 7/21/26	250,000	278,366
3.88% 2/8/22	250,000	261,869
3.95% 11/9/22	250,000	265,626
4.63% 12/1/23	350,000	389,245
5.25% 5/24/41	150,000	220,231
5.25% 8/4/45	250,000	340,113
Credit Suisse 1.00% 5/5/23	1,515,000	1,530,726
Credit Suisse Group Funding Guernsey
3.80% 9/15/22	400,000	422,787
3.80% 6/9/23	400,000	430,152
4.55% 4/17/26	350,000	407,794
4.88% 5/15/45	400,000	525,555
Deutsche Bank
μ2.22% 9/18/24	265,000	266,739
3.30% 11/16/22	200,000	206,814
μ3.55% 9/18/31	355,000	356,732
3.70% 5/30/24	490,000	513,311
μ3.96% 11/26/25	200,000	212,544
4.10% 1/13/26	200,000	211,993

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Discover Bank
3.35% 2/6/23	550,000	$ 581,767
4.20% 8/8/23	250,000	273,547
Fifth Third Bancorp
2.55% 5/5/27	120,000	129,145
3.50% 3/15/22	200,000	208,283
3.65% 1/25/24	100,000	108,991
4.30% 1/16/24	250,000	275,686
8.25% 3/1/38	100,000	163,004
Fifth Third Bank 3.95% 7/28/25	200,000	228,726
First Horizon National
3.55% 5/26/23	100,000	105,222
4.00% 5/26/25	100,000	108,698
First Republic Bank 4.63% 2/13/47	250,000	311,465
FNB 2.20% 2/24/23	35,000	35,310
Goldman Sachs Group
2.35% 11/15/21	225,000	225,515
μ2.88% 10/31/22	350,000	358,365
μ2.91% 6/5/23	150,000	155,353
μ2.91% 7/24/23	150,000	155,521
3.00% 4/26/22	330,000	334,759
3.20% 2/23/23	470,000	497,525
μ3.27% 9/29/25	1,050,000	1,136,582
3.63% 1/22/23	450,000	481,001
3.63% 2/20/24	210,000	228,030
μ3.69% 6/5/28	135,000	151,354
3.75% 5/22/25	750,000	833,391
3.80% 3/15/30	1,300,000	1,505,798
μ3.81% 4/23/29	400,000	455,279
3.85% 7/8/24	400,000	439,431
3.85% 1/26/27	300,000	337,085
μ4.02% 10/31/38	350,000	407,675
μ4.22% 5/1/29	500,000	582,338
μ4.41% 4/23/39	500,000	608,610
4.75% 10/21/45	150,000	196,924
5.15% 5/22/45	360,000	467,744
5.75% 1/24/22	750,000	800,575
5.95% 1/15/27	200,000	246,165
6.25% 2/1/41	255,000	380,652
6.45% 5/1/36	200,000	275,737
6.75% 10/1/37	800,000	1,157,565
HSBC Bank USA 7.00% 1/15/39	100,000	147,518
HSBC Holdings
μ1.65% 4/18/26	225,000	224,366
μ2.01% 9/22/28	355,000	351,204
μ2.10% 6/4/26	290,000	293,407
μ2.36% 8/18/31	200,000	197,948
μ2.63% 11/7/25	510,000	531,230
μ2.85% 6/4/31	250,000	258,671
μ3.26% 3/13/23	200,000	206,797
3.60% 5/25/23	500,000	533,526
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings (continued)
μ3.80% 3/11/25	325,000	$ 351,089
3.90% 5/25/26	1,000,000	1,105,066
μ3.95% 5/18/24	235,000	251,789
μ3.97% 5/22/30	435,000	486,691
4.00% 3/30/22	500,000	525,021
μ4.04% 3/13/28	200,000	220,933
4.25% 3/14/24	300,000	321,778
μ4.29% 9/12/26	600,000	668,117
4.30% 3/8/26	250,000	282,029
4.38% 11/23/26	375,000	413,576
μ4.58% 6/19/29	235,000	270,110
6.10% 1/14/42	200,000	286,285
6.50% 5/2/36	200,000	268,675
6.50% 9/15/37	200,000	271,217
6.80% 6/1/38	200,000	280,786
Huntington Bancshares
2.30% 1/14/22	100,000	102,174
2.55% 2/4/30	250,000	261,073
2.63% 8/6/24	100,000	106,492
4.00% 5/15/25	150,000	170,880
Industrial & Commercial Bank of China 3.54% 11/8/27	250,000	277,858
ING Groep
3.55% 4/9/24	500,000	544,442
4.05% 4/9/29	370,000	434,087
JPMorgan Chase & Co.
μ0.65% 9/16/24	335,000	335,101
μ1.51% 6/1/24	700,000	715,142
μ2.01% 3/13/26	110,000	114,208
μ2.18% 6/1/28	700,000	730,042
μ2.30% 10/15/25	185,000	194,608
2.70% 5/18/23	250,000	263,990
μ2.74% 10/15/30	460,000	495,217
μ2.78% 4/25/23	113,000	116,853
2.95% 10/1/26	500,000	550,096
μ2.96% 5/13/31	80,000	85,513
μ3.11% 4/22/41	800,000	871,265
μ3.11% 4/22/51	700,000	740,788
3.20% 1/25/23	500,000	531,201
3.20% 6/15/26	450,000	499,006
μ3.21% 4/1/23	235,000	244,172
μ3.22% 3/1/25	270,000	290,184
3.25% 9/23/22	550,000	581,290
3.30% 4/1/26	500,000	553,957
3.38% 5/1/23	200,000	213,469
μ3.51% 1/23/29	310,000	348,505
μ3.54% 5/1/28	150,000	167,990
μ3.56% 4/23/24	265,000	284,260
3.63% 5/13/24	250,000	275,911
3.63% 12/1/27	260,000	290,890
μ3.70% 5/6/30	250,000	286,745
μ3.80% 7/23/24	300,000	324,961

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
3.90% 7/15/25	500,000	$ 565,459
μ3.96% 1/29/27	500,000	570,216
μ3.96% 11/15/48	200,000	241,054
μ4.01% 4/23/29	350,000	405,205
μ4.02% (LIBOR03M + 1.00%) 12/5/24	200,000	219,943
4.13% 12/15/26	500,000	581,988
μ4.20% 7/23/29	300,000	354,887
μ4.45% 12/5/29	200,000	240,392
μ4.49% 3/24/31	1,300,000	1,584,098
4.85% 2/1/44	1,000,000	1,345,571
4.95% 6/1/45	500,000	674,497
5.40% 1/6/42	200,000	287,389
5.50% 10/15/40	100,000	143,067
5.60% 7/15/41	500,000	733,899
6.40% 5/15/38	450,000	687,854
8.00% 4/29/27	100,000	137,848
KeyBank
2.30% 9/14/22	250,000	259,147
2.40% 6/9/22	250,000	258,226
2.50% 11/22/21	250,000	256,122
KeyCorp 2.25% 4/6/27	250,000	264,422
Korea Development Bank
2.63% 2/27/22	300,000	308,846
2.75% 3/19/23	200,000	210,008
3.00% 3/19/22	285,000	294,523
3.25% 2/19/24	400,000	431,624
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	163,933
^0.00% 6/29/37	500,000	404,451
0.25% 10/19/23	500,000	499,350
0.38% 7/18/25	1,520,000	1,516,063
0.75% 9/30/30	1,800,000	1,785,684
1.63% 2/15/23	875,000	903,473
1.75% 8/22/22	350,000	360,097
1.75% 9/14/29	140,000	151,701
2.00% 11/30/21	500,000	510,340
2.00% 10/4/22	700,000	724,604
2.00% 5/2/25	400,000	429,231
2.13% 1/17/23	1,000,000	1,042,668
2.38% 12/29/22	395,000	413,978
2.63% 1/25/22	400,000	412,675
2.63% 2/28/24	680,000	733,794
2.88% 4/3/28	525,000	610,742
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	145,489
0.88% 9/3/30	500,000	499,755
2.50% 11/15/27	300,000	338,121
3.13% 11/14/23	1,000,000	1,087,627
Lloyds Banking Group
μ2.44% 2/5/26	200,000	207,437
μ2.86% 3/17/23	400,000	411,180
μ2.91% 11/7/23	350,000	363,768
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group (continued)
3.00% 1/11/22	200,000	$ 205,773
μ3.57% 11/7/28	350,000	383,255
3.75% 1/11/27	235,000	261,413
4.05% 8/16/23	200,000	216,941
4.34% 1/9/48	150,000	175,917
4.38% 3/22/28	200,000	231,888
4.45% 5/8/25	200,000	226,174
4.58% 12/10/25	300,000	330,028
4.65% 3/24/26	200,000	222,599
Lloyds Banking Group plc 4.55% 8/16/28	700,000	824,703
Mitsubishi UFJ Financial Group
μ0.85% 9/15/24	500,000	500,151
1.41% 7/17/25	200,000	202,467
2.05% 7/17/30	200,000	201,942
2.19% 2/25/25	800,000	837,721
2.53% 9/13/23	200,000	211,548
2.56% 2/25/30	200,000	210,076
2.62% 7/18/22	200,000	207,283
2.67% 7/25/22	200,000	207,487
2.80% 7/18/24	200,000	213,498
3.20% 7/18/29	200,000	220,590
3.22% 3/7/22	100,000	103,777
3.29% 7/25/27	200,000	222,138
3.41% 3/7/24	150,000	162,961
3.46% 3/2/23	200,000	212,912
3.74% 3/7/29	200,000	229,547
3.75% 7/18/39	200,000	230,661
3.78% 3/2/25	200,000	223,341
3.85% 3/1/26	400,000	456,347
3.96% 3/2/28	350,000	403,968
4.05% 9/11/28	200,000	233,050
4.15% 3/7/39	70,000	84,682
4.29% 7/26/38	70,000	86,517
Mizuho Financial Group
μ0.85% 9/8/24	200,000	199,403
μ1.24% 7/10/24	300,000	302,334
μ1.98% 9/8/31	200,000	197,891
2.60% 9/11/22	200,000	207,643
μ2.84% 7/16/25	200,000	212,370
2.95% 2/28/22	200,000	206,690
μ3.15% 7/16/30	200,000	218,740
3.17% 9/11/27	200,000	218,179
3.55% 3/5/23	200,000	213,647
μ3.92% 9/11/24	200,000	217,370
4.02% 3/5/28	200,000	232,252
μ4.25% 9/11/29	200,000	233,875
Morgan Stanley
2.63% 11/17/21	400,000	409,974
μ2.70% 1/22/31	235,000	250,886
μ2.72% 7/22/25	95,000	100,915
2.75% 5/19/22	415,000	430,062
3.13% 1/23/23	450,000	475,854

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
3.13% 7/27/26	235,000	$ 259,423
μ3.59% 7/22/28	200,000	224,825
μ3.62% 4/1/31	1,600,000	1,826,877
3.63% 1/20/27	350,000	395,365
3.70% 10/23/24	725,000	803,554
μ3.74% 4/24/24	210,000	225,980
3.75% 2/25/23	500,000	536,687
μ3.77% 1/24/29	950,000	1,081,804
3.88% 1/27/26	265,000	302,038
3.95% 4/23/27	300,000	338,914
μ3.97% 7/22/38	130,000	153,802
4.00% 7/23/25	200,000	225,671
4.10% 5/22/23	350,000	378,300
4.30% 1/27/45	500,000	633,592
4.35% 9/8/26	300,000	346,755
4.38% 1/22/47	400,000	515,759
μ4.43% 1/23/30	165,000	197,362
4.88% 11/1/22	250,000	270,270
5.00% 11/24/25	175,000	205,269
μ5.60% 3/24/51	400,000	601,887
6.25% 8/9/26	100,000	126,822
7.25% 4/1/32	100,000	150,521
MUFG Americas Holdings 3.00% 2/10/25	120,000	129,599
MUFG Union Bank 3.15% 4/1/22	250,000	259,464
National Australia Bank
2.50% 7/12/26	250,000	272,635
2.80% 1/10/22	250,000	257,993
3.00% 1/20/23	500,000	529,204
μNational Bank of Canada 0.90% 8/15/23	250,000	250,989
Natwest Group
μ3.07% 5/22/28	200,000	210,060
μ3.50% 5/15/23	400,000	414,255
μ4.27% 3/22/25	400,000	434,757
μ4.45% 5/8/30	200,000	231,309
μ4.52% 6/25/24	400,000	431,101
4.80% 4/5/26	250,000	288,955
5.13% 5/28/24	355,000	389,707
6.00% 12/19/23	325,000	365,822
Northern Trust
1.95% 5/1/30	190,000	197,656
3.65% 8/3/28	100,000	118,143
3.95% 10/30/25	250,000	289,492
Oesterreichische Kontrollbank
0.38% 9/17/25	320,000	318,582
1.50% 2/12/25	600,000	628,524
1.63% 9/17/22	80,000	82,101
2.88% 3/13/23	150,000	159,395
PNC Bank
2.45% 7/28/22	250,000	258,982
2.63% 2/17/22	250,000	257,559
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Bank (continued)
2.70% 11/1/22	250,000	$ 261,155
2.70% 10/22/29	250,000	270,421
3.10% 10/25/27	250,000	278,534
3.25% 6/1/25	250,000	277,749
PNC Financial Services Group
2.20% 11/1/24	200,000	211,836
2.55% 1/22/30	150,000	162,802
3.15% 5/19/27	250,000	277,829
3.30% 3/8/22	300,000	311,892
3.45% 4/23/29	350,000	402,615
3.50% 1/23/24	125,000	136,207
Regions Financial
2.25% 5/18/25	100,000	105,474
2.75% 8/14/22	200,000	207,933
3.80% 8/14/23	100,000	108,415
Royal Bank of Canada
1.15% 6/10/25	1,030,000	1,043,073
1.95% 1/17/23	125,000	129,191
2.25% 11/1/24	200,000	211,953
2.80% 4/29/22	350,000	363,087
Santander Holdings USA
3.40% 1/18/23	150,000	157,035
3.45% 6/2/25	100,000	106,716
3.70% 3/28/22	190,000	196,941
4.40% 7/13/27	220,000	242,208
4.50% 7/17/25	250,000	277,254
Santander UK 2.88% 6/18/24	200,000	213,462
μSantander UK Group Holdings
1.53% 8/21/26	750,000	737,732
3.37% 1/5/24	500,000	522,530
3.82% 11/3/28	200,000	221,844
Skandinaviska Enskilda Banken 2.80% 3/11/22	250,000	258,470
Sumitomo Mitsui Banking 3.20% 7/18/22	250,000	261,928
Sumitomo Mitsui Financial Group
1.47% 7/8/25	435,000	442,903
2.13% 7/8/30	300,000	304,619
2.14% 9/23/30	500,000	492,171
2.35% 1/15/25	200,000	210,629
2.45% 9/27/24	200,000	211,341
2.70% 7/16/24	200,000	212,760
2.78% 7/12/22	200,000	207,831
2.78% 10/18/22	150,000	156,651
2.85% 1/11/22	250,000	257,448
3.01% 10/19/26	500,000	551,150
3.04% 7/16/29	200,000	217,743
3.10% 1/17/23	250,000	263,928
3.35% 10/18/27	150,000	164,949
3.36% 7/12/27	200,000	222,495
3.45% 1/11/27	250,000	278,170
3.54% 1/17/28	250,000	279,924
3.75% 7/19/23	150,000	162,525

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group (continued)
3.78% 3/9/26	200,000	$ 227,471
3.94% 7/19/28	150,000	173,075
SunTrust Bank 3.20% 4/1/24	600,000	650,639
SVB Financial Group 3.13% 6/5/30	60,000	66,949
Synovus Financial 3.13% 11/1/22	60,000	61,575
Toronto-Dominion Bank
0.45% 9/11/23	500,000	499,041
0.75% 6/12/23	165,000	165,945
0.75% 9/11/25	500,000	498,506
1.15% 6/12/25	700,000	711,212
2.65% 6/12/24	200,000	213,949
3.25% 3/11/24	200,000	216,717
3.50% 7/19/23	150,000	162,829
Truist Bank
2.45% 8/1/22	150,000	155,387
2.63% 1/15/22	250,000	256,922
2.80% 5/17/22	150,000	155,629
3.00% 2/2/23	100,000	105,351
3.30% 5/15/26	200,000	224,240
3.63% 9/16/25	250,000	281,970
μ3.69% 8/2/24	200,000	217,130
4.05% 11/3/25	75,000	86,774
Truist Financial
1.13% 8/3/27	200,000	199,324
1.20% 8/5/25	165,000	167,945
1.95% 6/5/30	165,000	169,569
2.20% 3/16/23	150,000	156,044
2.70% 1/27/22	150,000	154,382
2.85% 10/26/24	100,000	108,346
3.05% 6/20/22	300,000	312,908
3.70% 6/5/25	150,000	169,943
3.75% 12/6/23	150,000	164,322
3.88% 3/19/29	200,000	229,335
US Bancorp
1.38% 7/22/30	150,000	148,839
1.45% 5/12/25	100,000	103,140
2.38% 7/22/26	150,000	163,430
2.40% 7/30/24	150,000	159,634
2.95% 7/15/22	200,000	208,828
3.00% 3/15/22	150,000	155,591
3.00% 7/30/29	150,000	166,566
3.10% 4/27/26	65,000	72,196
3.15% 4/27/27	350,000	394,839
3.38% 2/5/24	250,000	271,970
3.60% 9/11/24	250,000	276,898
3.70% 1/30/24	250,000	274,440
3.90% 4/26/28	250,000	298,358
US Bank
1.80% 1/21/22	300,000	305,703
2.05% 1/21/25	300,000	316,783
2.85% 1/23/23	250,000	263,563
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wachovia 5.50% 8/1/35	150,000	$ 199,150
Wells Fargo & Co.
μ1.65% 6/2/24	650,000	661,948
μ2.16% 2/11/26	415,000	430,784
μ2.19% 4/30/26	1,000,000	1,038,564
μ2.39% 6/2/28	805,000	839,519
μ2.41% 10/30/25	440,000	460,985
μ2.57% 2/11/31	415,000	433,902
2.63% 7/22/22	150,000	155,603
μ2.88% 10/30/30	500,000	533,305
3.00% 4/22/26	150,000	163,151
3.00% 10/23/26	300,000	327,473
μ3.07% 4/30/41	1,000,000	1,037,547
3.30% 9/9/24	250,000	272,545
3.45% 2/13/23	250,000	264,936
3.50% 3/8/22	600,000	625,360
μ3.58% 5/22/28	755,000	844,764
3.75% 1/24/24	300,000	325,909
4.10% 6/3/26	740,000	833,160
4.13% 8/15/23	300,000	326,798
4.15% 1/24/29	300,000	352,503
4.30% 7/22/27	750,000	857,590
4.40% 6/14/46	250,000	297,233
4.65% 11/4/44	225,000	272,988
4.75% 12/7/46	350,000	436,579
μ5.01% 4/4/51	950,000	1,290,466
5.95% 12/1/86	100,000	130,766
Wells Fargo Bank 6.60% 1/15/38	450,000	659,233
Westpac Banking
2.00% 1/13/23	30,000	31,097
2.35% 2/19/25	200,000	213,390
2.50% 6/28/22	150,000	155,761
2.65% 1/16/30	70,000	77,469
2.70% 8/19/26	200,000	219,219
2.85% 5/13/26	150,000	165,960
μ2.89% 2/4/30	600,000	621,696
3.30% 2/26/24	250,000	271,073
3.35% 3/8/27	250,000	286,911
3.40% 1/25/28	100,000	115,114
3.65% 5/15/23	100,000	108,186
μ4.11% 7/24/34	95,000	106,737
μ4.32% 11/23/31	250,000	282,722
4.42% 7/24/39	70,000	85,780
		188,121,462
Beverages–0.74%
Anheuser-Busch InBev Finance 4.00% 1/17/43	100,000	109,600
Anheuser-Busch InBev Worldwide
3.50% 6/1/30	500,000	568,486
3.65% 2/1/26	700,000	782,328
3.75% 7/15/42	136,000	145,058
4.00% 4/13/28	270,000	311,829

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide (continued)
4.15% 1/23/25	315,000	$ 355,639
4.38% 4/15/38	285,000	331,522
4.44% 10/6/48	395,000	460,214
4.60% 4/15/48	115,000	136,844
4.70% 2/1/36	950,000	1,146,005
4.75% 1/23/29	895,000	1,087,954
4.75% 4/15/58	200,000	243,244
4.90% 1/23/31	160,000	200,705
4.95% 1/15/42	300,000	368,999
5.45% 1/23/39	165,000	213,282
5.55% 1/23/49	1,230,000	1,669,199
5.80% 1/23/59	1,115,000	1,590,033
8.20% 1/15/39	200,000	325,113
Brown-Forman
3.50% 4/15/25	60,000	66,790
4.00% 4/15/38	85,000	101,675
Coca-Cola
1.00% 3/15/28	145,000	144,532
1.38% 3/15/31	250,000	247,609
1.45% 6/1/27	60,000	61,853
1.65% 6/1/30	700,000	724,209
1.75% 9/6/24	150,000	157,175
2.13% 9/6/29	150,000	160,360
2.25% 9/1/26	200,000	216,242
2.50% 4/1/23	250,000	263,968
2.50% 6/1/40	70,000	73,423
2.50% 3/15/51	165,000	163,792
2.55% 6/1/26	100,000	109,396
2.60% 6/1/50	150,000	153,232
2.75% 6/1/60	150,000	150,912
2.88% 10/27/25	100,000	110,937
2.90% 5/25/27	100,000	112,291
Coca-Cola Consolidated 3.80% 11/25/25	50,000	54,667
Coca-Cola Femsa
1.85% 9/1/32	185,000	185,407
2.75% 1/22/30	600,000	645,756
Constellation Brands
2.70% 5/9/22	30,000	30,971
3.15% 8/1/29	100,000	109,148
3.20% 2/15/23	100,000	105,726
3.50% 5/9/27	30,000	33,521
3.60% 2/15/28	100,000	113,013
3.70% 12/6/26	100,000	114,342
4.10% 2/15/48	100,000	115,247
4.25% 5/1/23	280,000	305,368
4.50% 5/9/47	45,000	54,418
4.65% 11/15/28	125,000	150,430
Diageo Capital
2.13% 10/24/24	200,000	211,831
2.38% 10/24/29	200,000	213,110
3.50% 9/18/23	200,000	216,640
3.88% 5/18/28	200,000	234,615
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Diageo Capital (continued)
3.88% 4/29/43	30,000	$ 35,935
5.88% 9/30/36	100,000	141,571
Diageo Investment
2.88% 5/11/22	200,000	207,875
8.00% 9/15/22	100,000	114,349
Fomento Economico Mexicano
2.88% 5/10/23	150,000	155,948
4.38% 5/10/43	200,000	242,822
Keurig Dr Pepper
3.13% 12/15/23	100,000	107,530
3.40% 11/15/25	150,000	167,017
3.43% 6/15/27	70,000	77,902
3.80% 5/1/50	450,000	516,522
4.42% 12/15/46	50,000	61,458
4.60% 5/25/28	150,000	180,036
4.99% 5/25/38	100,000	129,750
Molson Coors Beverage
3.00% 7/15/26	110,000	117,385
4.20% 7/15/46	345,000	364,300
5.00% 5/1/42	250,000	282,645
PepsiCo
0.75% 5/1/23	85,000	85,917
1.63% 5/1/30	560,000	574,827
1.70% 10/6/21	150,000	151,841
2.25% 5/2/22	200,000	205,645
2.25% 3/19/25	400,000	428,249
2.38% 10/6/26	80,000	87,081
2.75% 3/1/23	550,000	581,630
2.75% 3/19/30	100,000	111,861
2.85% 2/24/26	90,000	99,749
3.00% 10/15/27	150,000	169,369
3.60% 3/1/24	479,000	525,130
3.60% 8/13/42	250,000	295,252
3.63% 3/19/50	600,000	727,530
4.00% 3/5/42	100,000	125,366
4.00% 5/2/47	105,000	132,289
4.45% 4/14/46	120,000	159,389
		23,322,830
Biotechnology–0.33%
Amgen
1.90% 2/21/25	135,000	141,158
2.20% 2/21/27	175,000	184,609
2.25% 8/19/23	200,000	208,712
2.30% 2/25/31	100,000	104,796
2.45% 2/21/30	200,000	211,844
2.60% 8/19/26	200,000	217,122
2.65% 5/11/22	200,000	206,764
2.70% 5/1/22	100,000	103,413
2.77% 9/1/53	758,000	730,012
3.13% 5/1/25	200,000	219,345
3.15% 2/21/40	1,000,000	1,061,036
3.38% 2/21/50	300,000	324,015

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
3.63% 5/15/22	100,000	$ 104,425
3.63% 5/22/24	150,000	164,881
3.88% 11/15/21	165,714	170,520
5.15% 11/15/41	250,000	331,872
Baxalta
4.00% 6/23/25	45,000	51,141
5.25% 6/23/45	14,000	19,042
Biogen
2.25% 5/1/30	75,000	76,496
3.15% 5/1/50	120,000	118,131
3.63% 9/15/22	145,000	153,836
4.05% 9/15/25	145,000	165,458
5.20% 9/15/45	255,000	336,261
Gilead Sciences
0.75% 9/29/23	115,000	115,234
1.20% 10/1/27	120,000	120,194
1.65% 10/1/30	95,000	94,813
1.95% 3/1/22	85,000	86,863
2.60% 10/1/40	250,000	249,430
2.80% 10/1/50	250,000	246,603
2.95% 3/1/27	300,000	329,918
3.25% 9/1/22	125,000	131,065
3.50% 2/1/25	270,000	298,409
3.65% 3/1/26	300,000	338,736
4.15% 3/1/47	380,000	463,600
4.40% 12/1/21	200,000	207,405
4.50% 2/1/45	80,000	99,877
4.60% 9/1/35	200,000	256,876
4.75% 3/1/46	500,000	646,476
4.80% 4/1/44	200,000	257,091
5.65% 12/1/41	250,000	354,125
Royalty Pharma
0.75% 9/2/23	135,000	134,632
1.20% 9/2/25	180,000	179,430
1.75% 9/2/27	115,000	114,900
2.20% 9/2/30	105,000	104,386
3.30% 9/2/40	160,000	156,759
3.55% 9/2/50	160,000	154,399
		10,546,110
Building Materials–0.13%
Carrier Global
1.92% 2/15/23	40,000	41,154
2.24% 2/15/25	700,000	729,640
2.49% 2/15/27	85,000	88,832
2.72% 2/15/30	120,000	125,306
3.38% 4/5/40	85,000	88,714
3.58% 4/5/50	420,000	443,139
Fortune Brands Home & Security
3.25% 9/15/29	150,000	165,934
4.00% 6/15/25	50,000	56,758
Johnson Controls International
1.75% 9/15/30	85,000	85,715
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Johnson Controls International (continued)
φ3.63% 7/2/24	100,000	$ 108,838
3.90% 2/14/26	28,000	31,835
4.50% 2/15/47	145,000	181,273
φ4.95% 7/2/64	68,000	87,731
5.13% 9/14/45	7,000	9,220
Lennox International
1.35% 8/1/25	55,000	55,400
1.70% 8/1/27	40,000	39,971
3.00% 11/15/23	25,000	26,364
Martin Marietta Materials
3.45% 6/1/27	43,000	47,677
3.50% 12/15/27	100,000	112,337
4.25% 7/2/24	55,000	60,855
4.25% 12/15/47	100,000	113,886
Masco
2.00% 10/1/30	125,000	124,819
3.50% 11/15/27	60,000	67,098
4.38% 4/1/26	160,000	186,040
4.50% 5/15/47	225,000	262,517
Owens Corning
3.88% 6/1/30	150,000	169,681
3.95% 8/15/29	70,000	79,291
4.30% 7/15/47	100,000	109,695
7.00% 12/1/36	50,000	66,420
Vulcan Materials
3.90% 4/1/27	45,000	51,063
4.70% 3/1/48	250,000	304,751
		4,121,954
Chemicals–0.40%
Air Products and Chemicals 3.35% 7/31/24	250,000	273,877
Albemarle 5.45% 12/1/44	100,000	109,598
Cabot 4.00% 7/1/29	100,000	106,096
Celanese US Holdings 4.63% 11/15/22	90,000	96,785
Dow Chemical
2.10% 11/15/30	250,000	246,165
3.60% 11/15/50	250,000	253,413
3.63% 5/15/26	150,000	166,426
4.38% 11/15/42	400,000	451,500
4.80% 5/15/49	95,000	112,810
5.25% 11/15/41	100,000	122,764
7.38% 11/1/29	125,000	175,588
9.40% 5/15/39	100,000	170,188
DuPont de Nemours
2.17% 5/1/23	145,000	146,349
4.21% 11/15/23	300,000	329,763
4.49% 11/15/25	250,000	287,477
4.73% 11/15/28	350,000	419,912
5.32% 11/15/38	135,000	171,649
5.42% 11/15/48	225,000	300,887

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Eastman Chemical
3.60% 8/15/22	225,000	$ 236,000
3.80% 3/15/25	100,000	110,348
4.65% 10/15/44	70,000	81,986
4.80% 9/1/42	250,000	295,556
Ecolab
1.30% 1/30/31	195,000	190,782
2.13% 8/15/50	250,000	228,856
2.38% 8/10/22	150,000	155,340
2.70% 11/1/26	45,000	50,343
3.25% 1/14/23	100,000	105,859
EI du Pont de Nemours and 2.30% 7/15/30	335,000	355,163
EI du Pont de Nemours and Co 1.70% 7/15/25	155,000	160,731
FMC
3.95% 2/1/22	100,000	103,347
4.10% 2/1/24	100,000	108,805
Huntsman International 4.50% 5/1/29	90,000	101,180
International Flavors & Fragrances
3.20% 5/1/23	50,000	52,096
4.38% 6/1/47	55,000	63,520
Linde
2.20% 8/15/22	100,000	102,958
2.70% 2/21/23	100,000	104,932
Lubrizol 6.50% 10/1/34	300,000	469,604
LYB International Finance
3.50% 3/2/27	159,000	176,438
4.00% 7/15/23	200,000	216,654
4.20% 10/15/49	125,000	139,148
LYB International Finance III 3.38% 5/1/30	400,000	434,625
LyondellBasell Industries 6.00% 11/15/21	350,000	366,258
Mosaic
3.25% 11/15/22	100,000	104,503
4.05% 11/15/27	150,000	166,788
4.25% 11/15/23	125,000	135,659
5.45% 11/15/33	104,000	121,418
5.63% 11/15/43	200,000	235,034
NewMarket 4.10% 12/15/22	50,000	53,503
Nutrien
1.90% 5/13/23	35,000	36,127
2.95% 5/13/30	100,000	109,337
3.00% 4/1/25	300,000	324,534
3.15% 10/1/22	100,000	104,457
3.95% 5/13/50	100,000	114,070
4.13% 3/15/35	100,000	116,027
6.13% 1/15/41	245,000	325,177
PPG Industries
2.40% 8/15/24	100,000	106,366
2.55% 6/15/30	50,000	53,074
2.80% 8/15/29	100,000	108,588
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Praxair
1.10% 8/10/30	250,000	$ 242,054
2.00% 8/10/50	160,000	143,917
Rohm and Haas 7.85% 7/15/29	150,000	211,169
RPM International
3.75% 3/15/27	100,000	109,991
5.25% 6/1/45	100,000	120,712
Sherwin-Williams
2.30% 5/15/30	60,000	62,614
2.95% 8/15/29	100,000	109,991
3.13% 6/1/24	100,000	108,047
3.30% 5/15/50	100,000	105,128
3.45% 6/1/27	145,000	163,202
3.80% 8/15/49	100,000	113,836
3.95% 1/15/26	250,000	280,517
4.50% 6/1/47	88,000	109,385
Syngenta Finance 3.13% 3/28/22	100,000	101,820
Westlake Chemical
3.60% 8/15/26	150,000	164,734
5.00% 8/15/46	100,000	116,749
		12,830,304
Commercial Services–0.24%
Automatic Data Processing
1.25% 9/1/30	75,000	73,882
3.38% 9/15/25	125,000	140,803
Block Financial 3.88% 8/15/30	60,000	60,271
California Institute of Technology
3.65% 9/1/19	45,000	49,018
4.32% 8/1/45	60,000	77,800
Cintas No. 2
2.90% 4/1/22	100,000	103,438
3.70% 4/1/27	100,000	115,228
Emory University
2.14% 9/1/30	35,000	36,650
2.97% 9/1/50	35,000	38,258
Equifax
2.60% 12/1/24	50,000	53,363
3.95% 6/15/23	40,000	43,273
Ford Foundation
2.42% 6/1/50	200,000	204,915
2.82% 6/1/70	30,000	31,193
George Washington University
4.13% 9/15/48	200,000	245,222
4.30% 9/15/44	100,000	122,978
Georgetown University
4.32% 4/1/49	50,000	62,614
5.22% 10/1/18	50,000	67,013
Global Payments
2.90% 5/15/30	115,000	122,968
3.75% 6/1/23	125,000	134,011

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Global Payments (continued)
4.00% 6/1/23	100,000	$ 108,489
4.45% 6/1/28	100,000	117,025
4.80% 4/1/26	100,000	116,728
IHS Markit
3.63% 5/1/24	35,000	37,831
4.13% 8/1/23	100,000	108,750
4.25% 5/1/29	75,000	87,006
4.75% 8/1/28	100,000	118,959
Johns Hopkins University 2.81% 1/1/60	35,000	36,984
Leland Stanford Junior University
2.41% 6/1/50	60,000	60,554
3.65% 5/1/48	70,000	86,063
Massachusetts Institute of Technology
3.89% 7/1/16	55,000	69,017
5.60% 7/1/11	200,000	344,747
Moody's
2.55% 8/18/60	50,000	46,098
2.63% 1/15/23	100,000	104,538
3.25% 1/15/28	65,000	73,526
3.25% 5/20/50	100,000	106,801
4.25% 2/1/29	100,000	119,701
4.88% 12/17/48	100,000	132,844
Northwestern University 3.66% 12/1/57	75,000	93,371
PayPal Holdings
1.35% 6/1/23	55,000	56,175
1.65% 6/1/25	100,000	103,550
2.20% 9/26/22	60,000	62,026
2.30% 6/1/30	80,000	84,407
2.40% 10/1/24	105,000	111,233
2.65% 10/1/26	65,000	70,909
2.85% 10/1/29	95,000	104,446
3.25% 6/1/50	500,000	551,656
President and Fellows of Harvard College 3.30% 7/15/56	100,000	120,926
President and Fellows of Harvardllege 3.15% 7/15/46	100,000	113,566
RELX Capital
3.00% 5/22/30	100,000	109,352
3.50% 3/16/23	145,000	154,204
4.00% 3/18/29	200,000	235,113
S&P Global
1.25% 8/15/30	75,000	73,733
2.30% 8/15/60	395,000	353,728
2.50% 12/1/29	55,000	59,861
2.95% 1/22/27	150,000	167,734
3.25% 12/1/49	65,000	74,089
Trustees of Boston University 4.06% 10/1/48	25,000	32,758
Trustees of Princeton University
2.52% 7/1/50	40,000	41,842
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Trustees of Princeton University (continued)
5.70% 3/1/39	50,000	$ 76,466
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	110,844
University of Chicago
2.55% 4/1/50	35,000	34,822
4.00% 10/1/53	60,000	74,924
University of Notre Dame du Lac 3.39% 2/15/48	100,000	116,957
University of Southern California
3.03% 10/1/39	200,000	215,356
3.84% 10/1/47	55,000	69,293
Verisk Analytics
3.63% 5/15/50	20,000	22,753
4.00% 6/15/25	100,000	114,075
4.13% 9/12/22	100,000	106,560
4.13% 3/15/29	120,000	141,433
William Marsh Rice University 3.57% 5/15/45	100,000	119,531
		7,636,252
Computers–0.74%
Apple
0.55% 8/20/25	400,000	400,447
0.75% 5/11/23	155,000	156,337
1.13% 5/11/25	535,000	547,379
1.25% 8/20/30	400,000	397,216
1.65% 5/11/30	120,000	124,046
1.70% 9/11/22	120,000	123,241
1.80% 9/11/24	200,000	209,274
2.05% 9/11/26	200,000	213,784
2.10% 9/12/22	150,000	154,991
2.15% 2/9/22	250,000	256,298
2.20% 9/11/29	250,000	268,677
2.30% 5/11/22	150,000	154,612
2.40% 1/13/23	150,000	156,664
2.40% 8/20/50	220,000	220,246
2.45% 8/4/26	250,000	272,365
2.50% 2/9/22	150,000	154,266
2.50% 2/9/25	250,000	269,586
2.55% 8/20/60	250,000	248,726
2.65% 5/11/50	1,000,000	1,038,026
2.70% 5/13/22	100,000	103,945
2.75% 1/13/25	100,000	108,546
2.85% 2/23/23	450,000	474,867
2.90% 9/12/27	400,000	448,935
2.95% 9/11/49	135,000	147,609
3.00% 11/13/27	200,000	225,958
3.20% 5/13/25	150,000	167,216
3.20% 5/11/27	154,000	175,109
3.25% 2/23/26	415,000	466,568
3.35% 2/9/27	200,000	228,643
3.45% 5/6/24	350,000	385,728
3.45% 2/9/45	125,000	148,110

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
3.75% 9/12/47	225,000	$ 276,637
3.75% 11/13/47	150,000	184,322
3.85% 5/4/43	350,000	435,714
3.85% 8/4/46	135,000	168,519
4.25% 2/9/47	25,000	33,179
4.38% 5/13/45	100,000	133,601
4.45% 5/6/44	600,000	813,026
4.50% 2/23/36	250,000	333,967
4.65% 2/23/46	530,000	738,012
Dell International
4.00% 7/15/24	100,000	108,043
4.90% 10/1/26	800,000	904,119
5.30% 10/1/29	300,000	343,651
5.45% 6/15/23	505,000	553,652
6.02% 6/15/26	250,000	293,615
8.10% 7/15/36	135,000	177,312
8.35% 7/15/46	130,000	172,332
DXC Technology 4.75% 4/15/27	300,000	334,163
Genpact Luxembourg Sarl
3.38% 12/1/24	100,000	104,705
3.70% 4/1/22	50,000	51,184
Hewlett Packard Enterprise
1.45% 4/1/24	200,000	202,543
1.75% 4/1/26	300,000	302,135
4.90% 10/15/25	450,000	515,594
6.20% 10/15/35	250,000	312,651
6.35% 10/15/45	250,000	317,626
HP
2.20% 6/17/25	150,000	157,133
3.00% 6/17/27	150,000	162,076
3.40% 6/17/30	150,000	160,682
6.00% 9/15/41	305,000	373,013
IBM Credit
2.20% 9/8/22	100,000	103,811
3.00% 2/6/23	150,000	159,408
International Business Machines
1.70% 5/15/27	1,005,000	1,037,842
1.88% 8/1/22	600,000	617,781
1.95% 5/15/30	110,000	113,232
2.50% 1/27/22	150,000	154,389
2.85% 5/13/22	350,000	364,379
2.85% 5/15/40	165,000	174,436
2.88% 11/9/22	150,000	158,189
2.95% 5/15/50	155,000	160,705
3.00% 5/15/24	500,000	541,661
3.30% 5/15/26	250,000	281,691
3.30% 1/27/27	100,000	112,643
3.45% 2/19/26	150,000	169,775
4.00% 6/20/42	200,000	239,407
4.15% 5/15/39	200,000	244,209
4.25% 5/15/49	350,000	435,962
5.60% 11/30/39	210,000	298,201
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines (continued)
5.88% 11/29/32	120,000	$ 173,908
NetApp
1.88% 6/22/25	35,000	36,261
2.38% 6/22/27	50,000	52,134
2.70% 6/22/30	50,000	51,736
Seagate HDD Cayman
4.09% 6/1/29	300,000	324,244
4.13% 1/15/31	130,000	140,200
4.88% 3/1/24	100,000	108,799
		23,365,624
Cosmetics & Personal Care–0.14%
Colgate-Palmolive
2.25% 11/15/22	60,000	62,432
2.30% 5/3/22	100,000	103,111
3.70% 8/1/47	55,000	72,674
4.00% 8/15/45	100,000	134,253
Estee Laude
3.15% 3/15/27	100,000	112,755
4.15% 3/15/47	65,000	81,573
4.38% 6/15/45	250,000	326,022
Procter & Gamble
1.70% 11/3/21	150,000	152,298
2.15% 8/11/22	150,000	155,306
2.30% 2/6/22	250,000	256,833
2.45% 11/3/26	150,000	165,801
2.70% 2/2/26	100,000	111,759
2.85% 8/11/27	150,000	169,427
3.10% 8/15/23	200,000	215,146
3.55% 3/25/40	600,000	729,328
Unilever Capital
0.38% 9/14/23	100,000	100,174
1.38% 9/14/30	105,000	105,663
2.00% 7/28/26	100,000	106,879
2.20% 5/5/22	150,000	154,259
2.60% 5/5/24	100,000	107,091
2.90% 5/5/27	150,000	167,282
3.13% 3/22/23	150,000	160,022
3.25% 3/7/24	120,000	130,597
3.38% 3/22/25	100,000	111,728
3.50% 3/22/28	100,000	116,042
5.90% 11/15/32	133,000	195,553
		4,304,008
Distribution/Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	168,652
4.20% 5/15/47	100,000	121,861
4.60% 6/15/45	55,000	70,776
		361,289

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–0.93%
AerCap Ireland Capital
3.15% 2/15/24	200,000	$ 198,317
3.50% 5/26/22	150,000	151,478
3.50% 1/15/25	150,000	146,092
3.65% 7/21/27	150,000	137,332
3.95% 2/1/22	600,000	607,426
4.50% 9/15/23	150,000	154,536
4.63% 10/15/27	200,000	193,964
4.88% 1/16/24	150,000	155,321
6.50% 7/15/25	150,000	161,904
Affiliated Managers Group 4.25% 2/15/24	100,000	110,157
Air Lease
2.63% 7/1/22	200,000	202,422
2.88% 1/15/26	475,000	466,679
3.25% 3/1/25	100,000	101,773
3.38% 7/1/25	95,000	96,988
3.75% 6/1/26	100,000	101,724
3.88% 7/3/23	250,000	260,404
4.25% 9/15/24	300,000	312,862
Aircastle
4.13% 5/1/24	90,000	88,691
4.25% 6/15/26	65,000	60,103
5.00% 4/1/23	90,000	90,197
5.50% 2/15/22	90,000	92,021
Ally Financial
3.05% 6/5/23	635,000	659,799
8.00% 11/1/31	600,000	820,937
American Express
2.50% 8/1/22	250,000	258,879
2.50% 7/30/24	665,000	705,042
2.65% 12/2/22	115,000	120,464
3.00% 10/30/24	300,000	325,423
3.40% 2/27/23	200,000	212,901
3.40% 2/22/24	500,000	543,164
3.70% 8/3/23	150,000	162,477
4.05% 12/3/42	135,000	169,658
American Express Credit
2.70% 3/3/22	100,000	103,158
3.30% 5/3/27	230,000	259,653
Ameriprise Financial 2.88% 9/15/26	100,000	109,824
BGC Partners 5.38% 7/24/23	100,000	106,195
BlackRock
1.90% 1/28/31	50,000	51,847
2.40% 4/30/30	90,000	98,200
3.20% 3/15/27	167,000	189,819
3.25% 4/30/29	150,000	173,316
3.38% 6/1/22	150,000	157,490
BOC Aviation 3.00% 5/23/22	500,000	510,539
Brookfield Finance
3.45% 4/15/50	150,000	147,355
3.50% 3/30/51	200,000	195,695
3.90% 1/25/28	100,000	111,303
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Brookfield Finance (continued)
4.00% 4/1/24	100,000	$ 110,028
4.70% 9/20/47	150,000	174,949
Capital One Financial
3.20% 2/5/25	150,000	162,019
3.50% 6/15/23	300,000	320,931
3.65% 5/11/27	500,000	551,586
3.75% 3/9/27	250,000	277,456
3.80% 1/31/28	400,000	446,812
3.90% 1/29/24	200,000	217,665
4.20% 10/29/25	200,000	221,683
4.25% 4/30/25	150,000	170,141
Cboe Global Markets 3.65% 1/12/27	100,000	113,655
Charles Schwab
3.00% 3/10/25	100,000	109,346
3.20% 3/2/27	100,000	112,056
3.25% 5/22/29	200,000	229,658
3.45% 2/13/26	70,000	79,008
3.85% 5/21/25	200,000	226,564
CME Group
3.00% 9/15/22	300,000	314,984
3.75% 6/15/28	100,000	117,039
4.15% 6/15/48	75,000	99,379
5.30% 9/15/43	100,000	148,224
Discover Financial Services
3.75% 3/4/25	100,000	108,569
3.95% 11/6/24	100,000	110,015
4.10% 2/9/27	115,000	127,474
4.50% 1/30/26	150,000	171,102
5.20% 4/27/22	100,000	106,744
Eaton Vance 3.50% 4/6/27	100,000	111,401
Franklin Resources 2.85% 3/30/25	100,000	109,325
GE Capital Funding
3.45% 5/15/25	250,000	267,628
4.05% 5/15/27	250,000	269,285
4.40% 5/15/30	450,000	483,705
4.55% 5/15/32	250,000	269,043
GE Capital International Funding Unlimited 4.42% 11/15/35	854,000	902,543
Intercontinental Exchange
0.70% 6/15/23	220,000	220,536
1.85% 9/15/32	165,000	164,120
2.10% 6/15/30	155,000	160,133
2.65% 9/15/40	165,000	164,560
3.00% 6/15/50	115,000	120,289
3.00% 9/15/60	160,000	161,004
3.10% 9/15/27	250,000	276,485
3.45% 9/21/23	60,000	64,788
3.75% 12/1/25	85,000	96,195
3.75% 9/21/28	105,000	121,555
4.00% 10/15/23	200,000	219,886

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange (continued)
4.25% 9/21/48	150,000	$ 185,687
Invesco Finance
3.75% 1/15/26	100,000	112,384
4.00% 1/30/24	500,000	546,615
Janus Capital Group 4.88% 8/1/25	150,000	171,651
Jefferies Financial Group 5.50% 10/18/23	200,000	220,617
Jefferies Group
2.75% 10/15/32	155,000	155,118
4.85% 1/15/27	310,000	352,086
5.13% 1/20/23	150,000	163,299
6.25% 1/15/36	100,000	123,762
Lazard Group
3.63% 3/1/27	100,000	107,959
3.75% 2/13/25	100,000	108,376
Legg Mason
4.75% 3/15/26	150,000	178,524
5.63% 1/15/44	100,000	138,203
Mastercard
2.00% 11/21/21	100,000	101,828
2.00% 3/3/25	200,000	212,897
2.95% 11/21/26	150,000	168,854
2.95% 6/1/29	150,000	169,320
3.30% 3/26/27	600,000	685,901
3.65% 6/1/49	150,000	183,667
3.80% 11/21/46	100,000	122,381
Nasdaq 3.85% 6/30/26	45,000	51,150
Nomura Holdings
1.85% 7/16/25	300,000	305,416
2.68% 7/16/30	200,000	205,850
3.10% 1/16/30	250,000	265,309
ORIX
2.90% 7/18/22	90,000	93,164
3.25% 12/4/24	100,000	108,397
3.70% 7/18/27	100,000	112,815
Private Export Funding
2.45% 7/15/24	250,000	268,468
4.30% 12/15/21	100,000	104,887
Raymond James Financial 4.95% 7/15/46	50,000	64,533
Stifel Financial 4.00% 5/15/30	500,000	552,677
Synchrony Financial
2.85% 7/25/22	60,000	61,800
3.70% 8/4/26	200,000	213,130
4.25% 8/15/24	150,000	162,971
4.38% 3/19/24	35,000	37,873
4.50% 7/23/25	100,000	110,368
5.15% 3/19/29	50,000	57,767
Visa
1.10% 2/15/31	300,000	293,521
1.90% 4/15/27	500,000	530,489
2.00% 8/15/50	300,000	276,612
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa (continued)
2.15% 9/15/22	45,000	$ 46,581
2.70% 4/15/40	300,000	323,884
2.75% 9/15/27	75,000	82,964
2.80% 12/14/22	300,000	315,267
3.15% 12/14/25	350,000	391,510
4.15% 12/14/35	115,000	148,814
4.30% 12/14/45	530,000	702,475
Western Union
2.85% 1/10/25	50,000	52,699
4.25% 6/9/23	150,000	161,935
		29,405,552
Electric–2.03%
Aep Texas 2.10% 7/1/30	100,000	102,657
AEP Texas
3.45% 1/15/50	50,000	54,505
4.15% 5/1/49	100,000	119,820
AEP Transmission 3.75% 12/1/47	100,000	116,889
Alabama Power
1.45% 9/15/30	250,000	250,741
2.45% 3/30/22	100,000	102,761
3.70% 12/1/47	100,000	117,884
3.75% 3/1/45	150,000	173,029
4.30% 1/2/46	150,000	187,545
4.30% 7/15/48	65,000	83,114
6.13% 5/15/38	100,000	145,139
Ameren 3.65% 2/15/26	50,000	56,404
Ameren Illinois
3.70% 12/1/47	100,000	117,403
3.80% 5/15/28	100,000	116,834
American Electric Power
2.30% 3/1/30	50,000	51,482
2.95% 12/15/22	125,000	130,741
3.20% 11/13/27	100,000	109,980
3.25% 3/1/50	65,000	67,447
Appalachian Power 3.70% 5/1/50	100,000	113,562
Arizona Public Service
2.95% 9/15/27	50,000	54,487
3.15% 5/15/25	100,000	109,350
3.35% 5/15/50	70,000	76,910
3.50% 12/1/49	100,000	110,971
4.25% 3/1/49	100,000	124,372
4.35% 11/15/45	100,000	123,622
4.50% 4/1/42	100,000	124,837
5.05% 9/1/41	100,000	131,295
Avangrid
3.15% 12/1/24	150,000	163,524
3.80% 6/1/29	100,000	115,439
Avista 4.35% 6/1/48	100,000	126,088
Baltimore Gas and Electric
2.90% 6/15/50	55,000	56,194

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Baltimore Gas and Electric (continued)
3.35% 7/1/23	100,000	$ 106,711
3.50% 8/15/46	200,000	227,411
3.75% 8/15/47	100,000	117,585
6.35% 10/1/36	100,000	145,922
Berkshire Hathaway Energy
2.80% 1/15/23	125,000	131,485
3.25% 4/15/28	125,000	141,655
3.75% 11/15/23	200,000	218,056
3.80% 7/15/48	70,000	81,192
5.15% 11/15/43	200,000	274,229
5.95% 5/15/37	125,000	177,456
6.13% 4/1/36	247,000	352,114
Black Hills
3.05% 10/15/29	100,000	108,820
3.15% 1/15/27	100,000	107,207
3.88% 10/15/49	100,000	111,014
3.95% 1/15/26	50,000	54,441
4.20% 9/15/46	100,000	119,870
4.25% 11/30/23	100,000	109,700
CenterPoint Energy
2.50% 9/1/24	100,000	106,375
2.95% 3/1/30	100,000	109,495
3.60% 11/1/21	30,000	30,975
3.70% 9/1/49	100,000	111,380
3.85% 2/1/24	75,000	82,151
4.25% 11/1/28	75,000	89,367
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	257,891
2.40% 9/1/26	100,000	107,784
3.00% 2/1/27	100,000	109,971
4.25% 2/1/49	50,000	64,444
Cleco Corporate Holdings
3.74% 5/1/26	100,000	106,661
4.97% 5/1/46	70,000	77,446
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	130,040
CMS Energy
3.00% 5/15/26	40,000	43,959
4.88% 3/1/44	100,000	130,675
Commonwealth Edison
2.20% 3/1/30	100,000	106,986
2.55% 6/15/26	100,000	108,765
3.20% 11/15/49	145,000	159,046
3.65% 6/15/46	100,000	117,795
3.70% 8/15/28	45,000	52,287
4.00% 3/1/48	250,000	306,877
6.45% 1/15/38	100,000	151,355
Connecticut Light and Power
4.00% 4/1/48	250,000	315,814
4.15% 6/1/45	75,000	93,477
4.30% 4/15/44	130,000	163,230
Consolidated Edison Co. of New York
3.70% 11/15/59	85,000	97,299
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York (continued)
3.80% 5/15/28	100,000	$ 115,163
3.95% 3/1/43	150,000	173,976
4.00% 12/1/28	100,000	118,757
4.30% 12/1/56	100,000	125,115
4.45% 3/15/44	200,000	247,569
4.50% 12/1/45	100,000	125,116
4.63% 12/1/54	200,000	261,202
4.65% 12/1/48	100,000	129,736
5.50% 12/1/39	250,000	346,963
5.85% 3/15/36	100,000	136,569
6.30% 8/15/37	20,000	29,229
6.75% 4/1/38	25,000	37,940
Consumers Energy
2.50% 5/1/60	85,000	79,662
3.25% 8/15/46	100,000	111,164
3.38% 8/15/23	200,000	215,488
3.95% 5/15/43	150,000	180,533
Dayton Power & Light 3.95% 6/15/49	95,000	101,612
Delmarva Power & Light
3.50% 11/15/23	150,000	162,807
4.15% 5/15/45	50,000	60,913
Dominion Energy
2.75% 1/15/22	150,000	153,811
2.75% 9/15/22	250,000	258,930
2.85% 8/15/26	60,000	65,762
φ3.07% 8/15/24	35,000	37,630
3.38% 4/1/30	800,000	901,156
4.25% 6/1/28	250,000	294,251
4.60% 3/15/49	150,000	199,885
4.90% 8/1/41	60,000	76,951
5.95% 6/15/35	25,000	34,009
Dominion Energy South Carolina 6.05% 1/15/38	225,000	325,486
DTE Electric
2.25% 3/1/30	150,000	159,657
3.65% 3/15/24	100,000	108,926
3.70% 6/1/46	50,000	58,291
3.75% 8/15/47	100,000	119,181
3.95% 3/1/49	70,000	88,120
4.05% 5/15/48	100,000	125,873
DTE Energy
1.05% 6/1/25	370,000	370,525
2.53% 10/1/24	75,000	79,715
2.85% 10/1/26	200,000	216,728
3.30% 6/15/22	200,000	208,119
3.40% 6/15/29	105,000	117,015
3.50% 6/1/24	100,000	108,539
Duke Energy
0.90% 9/15/25	65,000	65,105
2.45% 6/1/30	370,000	388,705
2.65% 9/1/26	165,000	178,558
3.15% 8/15/27	250,000	275,820

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy (continued)
3.40% 6/15/29	65,000	$ 72,928
3.95% 8/15/47	200,000	235,516
4.20% 6/15/49	65,000	79,650
4.80% 12/15/45	100,000	126,795
Duke Energy Carolinas
3.05% 3/15/23	150,000	159,254
3.95% 3/15/48	150,000	185,090
4.00% 9/30/42	150,000	183,086
5.30% 2/15/40	100,000	140,779
6.10% 6/1/37	170,000	249,552
Duke Energy Florida
1.75% 6/15/30	335,000	341,010
3.20% 1/15/27	150,000	169,017
3.85% 11/15/42	100,000	118,487
6.40% 6/15/38	300,000	457,298
Duke Energy Florida Project Finance 2.54% 9/1/31	100,000	107,377
Duke Energy Indiana
2.75% 4/1/50	125,000	127,730
3.25% 10/1/49	50,000	55,663
3.75% 5/15/46	150,000	175,198
6.12% 10/15/35	100,000	140,482
6.45% 4/1/39	130,000	198,169
Duke Energy Ohio
3.65% 2/1/29	100,000	116,117
3.70% 6/15/46	68,000	78,392
3.80% 9/1/23	500,000	542,953
4.30% 2/1/49	45,000	56,796
Duke Energy Progress
2.50% 8/15/50	500,000	483,483
3.38% 9/1/23	50,000	54,137
3.45% 3/15/29	70,000	80,815
3.70% 9/1/28	100,000	116,137
4.10% 3/15/43	100,000	121,880
6.30% 4/1/38	250,000	375,790
Edison International
2.95% 3/15/23	250,000	256,485
3.13% 11/15/22	35,000	36,097
3.55% 11/15/24	80,000	84,330
El Paso Electric 5.00% 12/1/44	150,000	178,344
Emera US Finance
3.55% 6/15/26	100,000	111,560
4.75% 6/15/46	105,000	126,299
Enel Americas 4.00% 10/25/26	35,000	38,194
Enel Chile 4.88% 6/12/28	150,000	177,075
Enel Generacion Chile 4.25% 4/15/24	100,000	107,910
Entergy
0.90% 9/15/25	240,000	239,667
2.80% 6/15/30	250,000	270,599
2.95% 9/1/26	90,000	99,355
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy (continued)
3.75% 6/15/50	250,000	$ 284,232
Entergy Arkansas
2.65% 6/15/51	65,000	65,425
3.50% 4/1/26	60,000	67,886
3.70% 6/1/24	200,000	219,818
4.20% 4/1/49	100,000	127,305
Entergy Louisiana
2.40% 10/1/26	100,000	107,552
2.90% 3/15/51	25,000	26,256
3.25% 4/1/28	150,000	168,777
4.00% 3/15/33	95,000	118,857
4.05% 9/1/23	150,000	164,030
4.20% 4/1/50	100,000	128,120
4.95% 1/15/45	110,000	120,995
Entergy Mississippi
2.85% 6/1/28	50,000	54,957
3.85% 6/1/49	25,000	30,127
Entergy Texas 3.55% 9/30/49	50,000	56,100
Evergy Kansas Central
2.55% 7/1/26	50,000	54,178
4.10% 4/1/43	300,000	361,866
4.25% 12/1/45	50,000	62,750
Evergy Metro
2.25% 6/1/30	150,000	158,709
3.65% 8/15/25	250,000	282,146
4.20% 6/15/47	100,000	123,587
Eversource Energy
0.80% 8/15/25	200,000	198,955
2.75% 3/15/22	100,000	103,153
2.90% 10/1/24	100,000	108,215
3.15% 1/15/25	100,000	109,194
3.30% 1/15/28	100,000	111,606
3.80% 12/1/23	45,000	49,359
4.25% 4/1/29	75,000	89,987
Exelon
3.40% 4/15/26	100,000	111,940
3.50% 6/1/22	200,000	209,188
4.45% 4/15/46	100,000	121,217
4.95% 6/15/35	105,000	129,836
5.10% 6/15/45	105,000	136,398
Exelon Generation
3.25% 6/1/25	60,000	65,581
4.25% 6/15/22	250,000	263,954
5.60% 6/15/42	292,000	344,803
6.25% 10/1/39	100,000	124,377
FirstEnergy
1.60% 1/15/26	10,000	9,936
2.05% 3/1/25	30,000	30,345
2.25% 9/1/30	15,000	14,660
2.65% 3/1/30	55,000	55,994
2.85% 7/15/22	60,000	61,497
3.40% 3/1/50	50,000	48,460
3.90% 7/15/27	125,000	137,367

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
FirstEnergy (continued)
4.25% 3/15/23	130,000	$ 138,021
4.85% 7/15/47	55,000	66,122
7.38% 11/15/31	230,000	322,256
Florida Power & Light
3.13% 12/1/25	250,000	278,417
3.15% 10/1/49	610,000	685,259
3.70% 12/1/47	100,000	121,391
3.80% 12/15/42	100,000	120,370
4.05% 6/1/42	150,000	186,144
4.13% 6/1/48	100,000	130,109
5.69% 3/1/40	50,000	73,643
5.95% 2/1/38	200,000	295,533
5.96% 4/1/39	100,000	149,038
Fortis 3.06% 10/4/26	200,000	218,528
Georgia Power
2.65% 9/15/29	105,000	112,367
3.25% 4/1/26	50,000	55,403
3.70% 1/30/50	40,000	44,374
4.30% 3/15/42	200,000	238,936
4.30% 3/15/43	100,000	118,823
4.75% 9/1/40	100,000	122,894
Hydro-Quebec
8.05% 7/7/24	250,000	317,140
8.50% 12/1/29	115,000	183,925
Iberdrola International 6.75% 7/15/36	100,000	144,119
Indiana Michigan Power
3.75% 7/1/47	100,000	116,031
3.85% 5/15/28	150,000	171,975
4.25% 8/15/48	50,000	61,691
Interstate Power and Light
2.30% 6/1/30	25,000	26,431
3.50% 9/30/49	50,000	54,644
3.60% 4/1/29	200,000	230,325
6.25% 7/15/39	130,000	185,375
ITC Holdings
2.70% 11/15/22	100,000	104,293
3.25% 6/30/26	90,000	100,464
3.35% 11/15/27	100,000	111,839
3.65% 6/15/24	75,000	82,477
Kentucky Utilities
3.30% 6/1/50	105,000	114,421
5.13% 11/1/40	100,000	133,828
MidAmerican Energy
3.10% 5/1/27	100,000	112,054
3.50% 10/15/24	100,000	110,579
3.65% 4/15/29	50,000	59,537
3.95% 8/1/47	100,000	125,228
4.25% 7/15/49	50,000	64,748
4.40% 10/15/44	100,000	126,588
5.75% 11/1/35	25,000	36,507
Mississippi Power 3.95% 3/30/28	100,000	114,706
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance
1.35% 3/15/31	125,000	$ 124,368
1.75% 1/21/22	95,000	96,792
2.30% 9/15/22	70,000	72,488
2.40% 4/25/22	50,000	51,490
2.40% 3/15/30	195,000	212,456
2.70% 2/15/23	50,000	52,426
2.95% 2/7/24	60,000	64,476
3.05% 4/25/27	100,000	111,481
3.25% 11/1/25	100,000	111,739
4.02% 11/1/32	100,000	123,621
μ4.75% (LIBOR03M + 2.91%) 4/30/43	100,000	103,003
8.00% 3/1/32	150,000	239,572
Nevada Power
2.40% 5/1/30	100,000	107,346
3.13% 8/1/50	65,000	69,618
3.70% 5/1/29	75,000	87,885
6.75% 7/1/37	100,000	151,393
NextEra Energy Capital Holdings
2.25% 6/1/30	470,000	489,129
2.75% 11/1/29	320,000	345,109
2.90% 4/1/22	75,000	77,654
3.15% 4/1/24	150,000	162,234
3.25% 4/1/26	105,000	117,411
3.50% 4/1/29	150,000	169,766
μ5.65% 5/1/79	100,000	113,317
Northern States Power
2.60% 5/15/23	100,000	104,406
2.90% 3/1/50	60,000	64,088
3.60% 5/15/46	50,000	59,407
3.60% 9/15/47	100,000	118,444
4.00% 8/15/45	100,000	125,053
5.35% 11/1/39	40,000	56,743
6.20% 7/1/37	100,000	150,596
NorthWestern 4.18% 11/15/44	150,000	175,956
NSTAR Electric 3.20% 5/15/27	100,000	111,874
Oglethorpe Power
3.75% 8/1/50	155,000	154,033
4.25% 4/1/46	75,000	77,390
5.95% 11/1/39	100,000	127,310
Ohio Edison 6.88% 7/15/36	100,000	140,894
Ohio Power 4.15% 4/1/48	100,000	124,247
Oklahoma Gas and Electric
3.30% 3/15/30	100,000	112,462
3.80% 8/15/28	100,000	114,580
4.15% 4/1/47	50,000	58,799
Oncor Electric Delivery
0.55% 10/1/25	175,000	174,049
2.75% 5/15/30	300,000	334,573
2.95% 4/1/25	100,000	109,143
3.70% 11/15/28	200,000	235,232
3.75% 4/1/45	100,000	119,219

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oncor Electric Delivery (continued)
4.10% 6/1/22	100,000	$ 104,984
4.10% 11/15/48	100,000	126,874
4.55% 12/1/41	150,000	191,731
5.30% 6/1/42	200,000	282,066
Pacific Gas and Electric
1.75% 6/16/22	155,000	155,150
2.10% 8/1/27	85,000	82,602
2.50% 2/1/31	250,000	238,034
3.30% 8/1/40	150,000	137,000
3.45% 7/1/25	1,300,000	1,360,134
3.50% 8/1/50	710,000	639,606
4.50% 7/1/40	600,000	609,183
4.95% 7/1/50	600,000	640,383
PacifiCorp
2.95% 6/1/23	100,000	106,013
3.30% 3/15/51	450,000	503,952
3.50% 6/15/29	65,000	75,481
4.10% 2/1/42	100,000	121,131
4.13% 1/15/49	70,000	87,212
4.15% 2/15/50	100,000	124,980
5.75% 4/1/37	100,000	137,041
6.00% 1/15/39	100,000	143,570
6.35% 7/15/38	25,000	36,961
7.70% 11/15/31	100,000	154,515
PECO Energy
2.80% 6/15/50	690,000	713,806
3.00% 9/15/49	40,000	42,597
5.95% 10/1/36	100,000	142,779
Pinnacle West Capital 1.30% 6/15/25	50,000	50,748
Potomac Electric Power 4.15% 3/15/43	100,000	120,766
PPL Capital Funding
3.40% 6/1/23	200,000	212,972
3.50% 12/1/22	100,000	105,432
3.95% 3/15/24	200,000	219,585
4.00% 9/15/47	100,000	114,806
4.20% 6/15/22	150,000	158,118
PPL Electric Utilities
4.13% 6/15/44	100,000	122,166
6.25% 5/15/39	30,000	43,839
Progress Energy
6.00% 12/1/39	50,000	68,761
7.75% 3/1/31	150,000	218,873
PSEG Power 3.85% 6/1/23	100,000	107,583
Public Service Co. of Colorado
3.20% 3/1/50	65,000	73,764
3.80% 6/15/47	200,000	243,098
4.05% 9/15/49	50,000	63,123
6.25% 9/1/37	100,000	152,051
Public Service Electric and Gas
2.05% 8/1/50	100,000	90,540
2.38% 5/15/23	200,000	208,886
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Electric and Gas (continued)
3.00% 5/15/25	100,000	$ 109,238
3.20% 5/15/29	150,000	171,202
3.60% 12/1/47	50,000	59,018
3.70% 5/1/28	100,000	117,034
3.80% 3/1/46	100,000	120,993
3.85% 5/1/49	125,000	156,692
4.05% 5/1/48	100,000	127,830
5.50% 3/1/40	100,000	142,020
Public Service Enterprise Group
0.80% 8/15/25	100,000	99,317
1.60% 8/15/30	100,000	98,343
2.00% 11/15/21	200,000	202,936
2.88% 6/15/24	70,000	74,889
Public Serviceof Colorado
1.90% 1/15/31	150,000	156,045
2.70% 1/15/51	150,000	152,065
Puget Energy 3.65% 5/15/25	200,000	214,687
Puget Sound Energy
4.22% 6/15/48	65,000	80,998
5.64% 4/15/41	80,000	112,362
5.80% 3/15/40	100,000	141,154
San Diego Gas & Electric
1.70% 10/1/30	235,000	233,088
3.60% 9/1/23	200,000	215,702
4.10% 6/15/49	100,000	120,877
4.15% 5/15/48	100,000	121,471
6.00% 6/1/39	110,000	158,507
Sempra Energy
2.88% 10/1/22	150,000	155,633
2.90% 2/1/23	35,000	36,642
3.40% 2/1/28	95,000	104,428
3.75% 11/15/25	100,000	112,548
3.80% 2/1/38	150,000	167,398
4.00% 2/1/48	95,000	106,903
6.00% 10/15/39	125,000	172,122
Sierra Pacific Power 2.60% 5/1/26	200,000	217,925
Southern
2.95% 7/1/23	75,000	79,695
3.25% 7/1/26	250,000	278,847
4.25% 7/1/36	85,000	98,487
Southern California Edison
2.25% 6/1/30	70,000	70,188
2.85% 8/1/29	155,000	162,753
3.65% 3/1/28	100,000	110,036
3.90% 3/15/43	100,000	103,135
4.00% 4/1/47	300,000	321,231
4.13% 3/1/48	150,000	163,969
4.20% 3/1/29	100,000	115,137
4.50% 9/1/40	100,000	114,083
4.65% 10/1/43	400,000	460,875
4.88% 3/1/49	100,000	120,880
5.95% 2/1/38	25,000	31,580

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison (continued)
6.00% 1/15/34	200,000	$ 263,697
6.05% 3/15/39	170,000	219,047
6.65% 4/1/29	100,000	123,994
Southern Power
2.50% 12/15/21	100,000	102,353
4.15% 12/1/25	200,000	229,287
4.95% 12/15/46	100,000	112,418
5.25% 7/15/43	120,000	139,716
Southwestern Electric Power
2.75% 10/1/26	150,000	161,417
3.85% 2/1/48	100,000	110,621
3.90% 4/1/45	300,000	328,937
6.20% 3/15/40	200,000	274,612
Southwestern Public Service 4.40% 11/15/48	100,000	127,824
Tampa Electric
4.10% 6/15/42	100,000	120,502
4.35% 5/15/44	50,000	62,094
4.45% 6/15/49	100,000	128,880
Tucson Electric Power 1.50% 8/1/30	90,000	89,144
Union Electric
2.95% 6/15/27	100,000	110,220
3.50% 4/15/24	100,000	108,248
3.50% 3/15/29	100,000	115,254
3.65% 4/15/45	100,000	116,769
3.90% 9/15/42	100,000	119,837
4.00% 4/1/48	100,000	122,658
8.45% 3/15/39	80,000	135,888
Virginia Electric and Power
2.75% 3/15/23	200,000	209,514
2.95% 11/15/26	100,000	111,267
3.15% 1/15/26	70,000	77,739
3.30% 12/1/49	100,000	115,159
3.50% 3/15/27	150,000	170,639
3.80% 4/1/28	100,000	117,498
3.80% 9/15/47	100,000	121,069
4.00% 11/15/46	45,000	55,553
4.60% 12/1/48	115,000	156,660
4.65% 8/15/43	150,000	197,111
6.00% 5/15/37	25,000	36,040
6.35% 11/30/37	100,000	150,280
8.88% 11/15/38	100,000	184,272
WEC Energy Group
3.10% 3/8/22	45,000	46,738
3.55% 6/15/25	50,000	56,102
Wisconsin Electric Power
2.05% 12/15/24	50,000	52,702
4.30% 10/15/48	45,000	57,311
Wisconsin Public Service 4.75% 11/1/44	200,000	258,978
Xcel Energy
0.50% 10/15/23	200,000	199,783
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy (continued)
2.60% 3/15/22	100,000	$ 102,816
3.30% 6/1/25	100,000	110,335
3.35% 12/1/26	100,000	112,625
6.50% 7/1/36	100,000	146,423
		64,186,607
Electrical Components & Equipment–0.03%
Emerson Electric
1.80% 10/15/27	45,000	46,921
1.95% 10/15/30	100,000	103,563
2.63% 12/1/21	100,000	102,583
2.75% 10/15/50	30,000	30,441
3.15% 6/1/25	150,000	165,267
5.25% 11/15/39	50,000	68,321
Emerson Electric Co 0.88% 10/15/26	335,000	333,442
		850,538
Electronics–0.24%
Agilent Technologies
2.10% 6/4/30	115,000	117,829
3.88% 7/15/23	150,000	162,411
Allegion 3.50% 10/1/29	50,000	54,702
Allegion US Holding
3.20% 10/1/24	150,000	158,964
3.55% 10/1/27	150,000	163,059
Amphenol
2.80% 2/15/30	200,000	218,792
3.20% 4/1/24	100,000	107,893
4.35% 6/1/29	75,000	90,957
Arrow Electronics
3.50% 4/1/22	100,000	103,390
3.88% 1/12/28	200,000	222,508
Avnet
3.75% 12/1/21	50,000	51,433
4.63% 4/15/26	50,000	55,912
4.88% 12/1/22	100,000	107,141
Flex
3.75% 2/1/26	300,000	327,592
4.75% 6/15/25	125,000	140,579
4.88% 6/15/29	75,000	86,163
FLIR Systems 2.50% 8/1/30	35,000	35,791
Fortive
3.15% 6/15/26	150,000	165,710
4.30% 6/15/46	50,000	58,944
Honeywell International
0.48% 8/19/22	355,000	355,561
1.35% 6/1/25	125,000	128,813
1.85% 11/1/21	200,000	203,158
1.95% 6/1/30	250,000	262,889
2.15% 8/8/22	45,000	46,483
2.30% 8/15/24	100,000	106,623
2.50% 11/1/26	200,000	219,902

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Honeywell International (continued)
2.70% 8/15/29	60,000	$ 66,340
2.80% 6/1/50	100,000	106,409
3.35% 12/1/23	200,000	218,013
3.81% 11/21/47	315,000	395,456
Hubbell 3.35% 3/1/26	150,000	162,027
Jabil
3.00% 1/15/31	50,000	51,012
3.60% 1/15/30	50,000	53,175
3.95% 1/12/28	110,000	120,207
Keysight Technologies
4.55% 10/30/24	250,000	282,308
4.60% 4/6/27	60,000	70,101
PerkinElmer 3.30% 9/15/29	95,000	105,428
Roper Technologies
0.45% 8/15/22	100,000	99,982
1.00% 9/15/25	210,000	210,527
1.40% 9/15/27	250,000	252,399
1.75% 2/15/31	500,000	498,752
2.00% 6/30/30	115,000	117,230
2.80% 12/15/21	50,000	51,263
3.65% 9/15/23	150,000	163,019
3.80% 12/15/26	55,000	63,460
3.85% 12/15/25	100,000	113,498
4.20% 9/15/28	95,000	113,343
Trimble
4.15% 6/15/23	100,000	107,760
4.75% 12/1/24	100,000	110,755
4.90% 6/15/28	100,000	117,944
Tyco Electronics Group
3.50% 2/3/22	150,000	154,817
3.70% 2/15/26	100,000	112,238
		7,670,662
Environmental Control–0.07%
Republic Services
1.45% 2/15/31	200,000	197,084
2.90% 7/1/26	110,000	121,618
3.20% 3/15/25	250,000	274,905
3.38% 11/15/27	60,000	68,095
3.95% 5/15/28	150,000	176,730
4.75% 5/15/23	100,000	109,970
Waste Connections 3.50% 5/1/29	150,000	170,681
Waste Management
2.40% 5/15/23	100,000	104,473
3.13% 3/1/25	100,000	109,560
3.15% 11/15/27	100,000	111,816
3.50% 5/15/24	250,000	273,489
3.90% 3/1/35	250,000	302,476
4.10% 3/1/45	55,000	67,175
4.15% 7/15/49	95,000	121,011
		2,209,083
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.38%
Campbell Soup
2.50% 8/2/22	61,000	$ 63,251
3.65% 3/15/23	58,000	62,090
3.95% 3/15/25	150,000	167,306
4.15% 3/15/28	200,000	232,598
4.80% 3/15/48	65,000	83,330
Conagra Brands
3.20% 1/25/23	196,000	206,409
3.80% 10/22/21	60,000	62,041
4.30% 5/1/24	75,000	83,667
4.60% 11/1/25	70,000	81,247
4.85% 11/1/28	165,000	201,399
5.30% 11/1/38	50,000	64,095
5.40% 11/1/48	105,000	141,658
8.25% 9/15/30	100,000	149,054
Flowers Foods 3.50% 10/1/26	105,000	114,366
General Mills
3.15% 12/15/21	200,000	205,281
3.20% 2/10/27	150,000	168,381
3.65% 2/15/24	111,000	121,004
3.70% 10/17/23	75,000	81,763
4.00% 4/17/25	100,000	113,521
4.20% 4/17/28	75,000	88,498
4.55% 4/17/38	50,000	63,532
4.70% 4/17/48	60,000	81,734
5.40% 6/15/40	45,000	61,530
Hershey
1.70% 6/1/30	195,000	200,427
2.05% 11/15/24	50,000	52,927
2.30% 8/15/26	100,000	107,730
2.45% 11/15/29	50,000	54,210
3.13% 11/15/49	50,000	55,151
3.38% 5/15/23	100,000	107,561
Hormel Foods 1.80% 6/11/30	85,000	87,673
Ingredion
2.90% 6/1/30	200,000	217,019
3.20% 10/1/26	100,000	110,460
3.90% 6/1/50	200,000	224,428
J M Smucker
3.38% 12/15/27	100,000	111,387
3.50% 3/15/25	150,000	168,086
4.25% 3/15/35	100,000	120,529
4.38% 3/15/45	50,000	60,218
JM Smucker 3.00% 3/15/22	150,000	155,535
Kellogg
2.65% 12/1/23	167,000	176,991
3.13% 5/17/22	150,000	156,097
3.25% 4/1/26	95,000	105,913
3.40% 11/15/27	200,000	225,393
4.30% 5/15/28	150,000	177,203
4.50% 4/1/46	100,000	124,735
Koninklijke Ahold Delhaize 5.70% 10/1/40	145,000	204,990

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kroger
3.40% 4/15/22	50,000	$ 51,859
3.50% 2/1/26	100,000	112,645
4.45% 2/1/47	500,000	614,505
5.00% 4/15/42	100,000	127,844
6.90% 4/15/38	100,000	146,562
7.50% 4/1/31	250,000	359,278
McCormick & Co.
2.70% 8/15/22	150,000	156,190
3.15% 8/15/24	100,000	108,713
3.40% 8/15/27	150,000	168,556
4.20% 8/15/47	20,000	24,826
Mondelez International
1.50% 5/4/25	315,000	323,326
1.50% 2/4/31	210,000	204,594
1.88% 10/15/32	180,000	180,728
2.63% 9/4/50	360,000	346,826
2.75% 4/13/30	135,000	146,916
3.63% 5/7/23	100,000	108,303
4.13% 5/7/28	100,000	119,846
4.63% 5/7/48	100,000	137,567
Sysco
2.40% 2/15/30	35,000	35,281
3.25% 7/15/27	200,000	217,503
3.30% 7/15/26	100,000	109,289
3.30% 2/15/50	35,000	33,357
3.55% 3/15/25	100,000	109,102
3.75% 10/1/25	125,000	137,480
4.45% 3/15/48	100,000	110,053
4.50% 4/1/46	75,000	82,135
4.85% 10/1/45	85,000	95,929
6.60% 4/1/50	350,000	488,426
Tyson Foods
3.55% 6/2/27	155,000	175,027
3.95% 8/15/24	240,000	267,144
4.00% 3/1/26	65,000	74,441
4.35% 3/1/29	130,000	157,458
4.55% 6/2/47	505,000	634,925
5.10% 9/28/48	40,000	55,023
		11,924,075
Forest Products & Paper–0.06%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	218,042
Domtar 4.40% 4/1/22	100,000	102,792
Fibria Overseas Finance 5.50% 1/17/27	100,000	113,001
Georgia-Pacific 8.00% 1/15/24	250,000	306,330
International Paper
4.80% 6/15/44	200,000	248,185
5.00% 9/15/35	100,000	130,087
5.15% 5/15/46	200,000	261,647
6.00% 11/15/41	135,000	185,988
7.30% 11/15/39	100,000	146,425
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Suzano Austria 3.75% 1/15/31	95,000	$ 95,233
Suzano Austria GmbH 6.00% 1/15/29	200,000	228,000
		2,035,730
Gas–0.16%
Atmos Energy
1.50% 1/15/31	250,000	248,836
2.63% 9/15/29	100,000	110,387
3.00% 6/15/27	65,000	72,316
3.38% 9/15/49	55,000	62,215
4.13% 10/15/44	150,000	185,518
4.13% 3/15/49	155,000	197,083
CenterPoint Energy Resources
1.75% 10/1/30	275,000	275,275
3.55% 4/1/23	100,000	107,095
4.00% 4/1/28	100,000	114,419
4.10% 9/1/47	45,000	52,786
5.85% 1/15/41	115,000	156,671
Dominion Energy Gas Holdings
3.60% 12/15/24	25,000	27,542
4.60% 12/15/44	200,000	247,855
4.80% 11/1/43	94,000	116,909
National Fuel Gas
3.75% 3/1/23	156,000	161,877
3.95% 9/15/27	200,000	204,911
NiSource
0.95% 8/15/25	145,000	144,819
1.70% 2/15/31	175,000	171,790
2.95% 9/1/29	100,000	108,442
3.49% 5/15/27	100,000	111,400
3.95% 3/30/48	150,000	174,050
4.38% 5/15/47	100,000	123,696
4.80% 2/15/44	100,000	124,994
5.25% 2/15/43	59,000	77,339
ONE Gas
3.61% 2/1/24	100,000	108,734
4.66% 2/1/44	50,000	62,503
Piedmont Natural Gas
3.50% 6/1/29	100,000	114,011
3.64% 11/1/46	50,000	56,641
4.65% 8/1/43	50,000	63,968
Southern California Gas
3.15% 9/15/24	100,000	108,800
3.95% 2/15/50	50,000	60,829
4.13% 6/1/48	100,000	124,568
Southern Gas Capital
4.40% 6/1/43	100,000	118,701
4.40% 5/30/47	200,000	241,448
5.88% 3/15/41	70,000	96,316
SouthernGas Capital 1.75% 1/15/31	250,000	247,368
Southwest Gas 3.70% 4/1/28	100,000	114,350

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Washington Gas Light 3.80% 9/15/46	70,000	$ 80,712
		4,977,174
Hand Machine Tools–0.02%
Snap-on 4.10% 3/1/48	85,000	103,339
Stanley Black & Decker
2.90% 11/1/22	150,000	157,471
3.40% 3/1/26	145,000	162,473
5.20% 9/1/40	100,000	136,421
		559,704
Health Care Products–0.31%
Abbott Laboratories
1.15% 1/30/28	45,000	45,357
1.40% 6/30/30	40,000	40,158
3.40% 11/30/23	210,000	228,156
3.75% 11/30/26	340,000	394,429
3.88% 9/15/25	120,000	136,989
4.75% 11/30/36	400,000	534,604
4.90% 11/30/46	400,000	562,742
5.30% 5/27/40	250,000	365,107
6.00% 4/1/39	50,000	76,699
6.15% 11/30/37	50,000	76,771
Baxter International
2.60% 8/15/26	150,000	163,945
3.50% 8/15/46	100,000	113,857
Boston Scientific
1.90% 6/1/25	65,000	67,905
2.65% 6/1/30	100,000	106,374
3.45% 3/1/24	75,000	81,244
3.75% 3/1/26	100,000	113,932
3.85% 5/15/25	51,000	57,842
4.00% 3/1/29	140,000	162,773
4.55% 3/1/39	100,000	125,024
4.70% 3/1/49	105,000	138,401
7.38% 1/15/40	201,000	322,127
Covidien International Finance 3.20% 6/15/22	150,000	156,014
Danaher
2.60% 10/1/50	190,000	185,099
3.35% 9/15/25	125,000	138,824
4.38% 9/15/45	115,000	147,211
DH Europe Finance II Sarl
2.05% 11/15/22	100,000	103,129
2.60% 11/15/29	65,000	70,430
3.25% 11/15/39	100,000	110,807
Koninklijke Philips
5.00% 3/15/42	100,000	130,682
6.88% 3/11/38	50,000	76,263
Medtronic
3.50% 3/15/25	556,000	626,279
4.38% 3/15/35	108,000	144,681
4.63% 3/15/45	479,000	658,037
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Stryker
1.95% 6/15/30	300,000	$ 305,488
3.38% 5/15/24	150,000	162,951
3.38% 11/1/25	100,000	111,475
3.50% 3/15/26	75,000	84,612
3.65% 3/7/28	200,000	232,784
4.38% 5/15/44	100,000	123,786
4.63% 3/15/46	95,000	123,589
Thermo Fisher Scientific
3.00% 4/15/23	105,000	111,051
3.20% 8/15/27	100,000	112,514
4.10% 8/15/47	100,000	127,536
4.15% 2/1/24	200,000	220,567
4.50% 3/25/30	400,000	493,192
5.30% 2/1/44	200,000	277,832
Zimmer Biomet Holdings
3.15% 4/1/22	250,000	258,570
3.55% 4/1/25	180,000	198,951
3.55% 3/20/30	400,000	448,164
3.70% 3/19/23	75,000	80,068
		9,935,022
Health Care Services–0.65%
Advocate Health & Hospitals
3.39% 10/15/49	100,000	111,337
3.83% 8/15/28	35,000	40,505
4.27% 8/15/48	30,000	38,211
Aetna
2.75% 11/15/22	150,000	156,079
2.80% 6/15/23	135,000	142,255
3.88% 8/15/47	145,000	161,629
6.63% 6/15/36	100,000	142,006
6.75% 12/15/37	100,000	144,809
AHS Hospital 5.02% 7/1/45	50,000	67,179
Anthem
2.25% 5/15/30	50,000	51,314
2.38% 1/15/25	65,000	69,050
2.95% 12/1/22	200,000	210,044
3.13% 5/15/22	250,000	260,711
3.13% 5/15/50	65,000	65,558
3.35% 12/1/24	150,000	164,575
3.50% 8/15/24	250,000	273,277
4.10% 3/1/28	350,000	406,806
4.38% 12/1/47	125,000	152,775
4.55% 3/1/48	350,000	439,069
4.63% 5/15/42	100,000	125,131
4.65% 1/15/43	125,000	157,185
4.65% 8/15/44	100,000	125,208
Ascension Health
3.11% 11/15/39	45,000	48,215
3.95% 11/15/46	185,000	229,784
Banner Health 2.34% 1/1/30	75,000	77,841
Baylor Scott & White Holdings
3.97% 11/15/46	50,000	59,210

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Baylor Scott & White Holdings (continued)
4.19% 11/15/45	95,000	$ 116,147
Catholic Health Services of Long Island Obligated Group 3.37% 7/1/50	250,000	242,342
Children's Health System of Texas 2.51% 8/15/50	105,000	99,485
Children's Hospital 4.12% 1/1/47	65,000	80,807
Children's Hospital Medical Center 4.27% 5/15/44	50,000	62,666
City of Hope 4.38% 8/15/48	75,000	91,050
CommonSpirit Health
2.76% 10/1/24	30,000	31,479
3.35% 10/1/29	40,000	42,374
3.82% 10/1/49	40,000	43,662
4.19% 10/1/49	70,000	74,316
4.35% 11/1/42	400,000	434,112
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	119,387
Duke University Health System 3.92% 6/1/47	75,000	94,033
Hackensack Meridian Health
2.68% 9/1/41	250,000	248,714
2.88% 9/1/50	250,000	244,896
4.50% 7/1/57	100,000	127,870
HCA
4.13% 6/15/29	485,000	548,003
4.50% 2/15/27	160,000	179,634
4.75% 5/1/23	165,000	179,985
5.00% 3/15/24	265,000	296,958
5.13% 6/15/39	50,000	60,582
5.25% 4/15/25	185,000	213,515
5.25% 6/15/26	200,000	233,287
5.25% 6/15/49	200,000	243,169
5.50% 6/15/47	200,000	249,372
Humana
2.90% 12/15/22	100,000	104,608
3.15% 12/1/22	100,000	104,999
4.63% 12/1/42	175,000	217,617
4.95% 10/1/44	300,000	396,410
Indiana University Health 3.97% 11/1/48	55,000	68,466
Johns Hopkins Health System 3.84% 5/15/46	70,000	85,711
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	139,948
3.27% 11/1/49	435,000	484,760
3.50% 4/1/22	50,000	52,099
4.15% 5/1/47	105,000	133,659
Laboratory Corp of America Holdings
3.25% 9/1/24	100,000	108,994
3.60% 9/1/27	100,000	114,055
4.70% 2/1/45	500,000	635,187
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Mayo Clinic 4.13% 11/15/52	100,000	$ 130,597
McLaren Health Care 4.39% 5/15/48	65,000	80,652
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	116,294
4.20% 7/1/55	127,000	170,745
Mercy Health 4.30% 7/1/28	25,000	28,436
Methodist Hospital 2.71% 12/1/50	300,000	299,401
Montefiore Obligated Group 5.25% 11/1/48	70,000	80,633
Mount Sinai Hospitals Group 3.98% 7/1/48	100,000	113,918
New York and Presbyterian Hospital
2.26% 8/1/40	50,000	47,583
3.95% 8/1/19	35,000	37,646
4.02% 8/1/45	75,000	93,800
4.06% 8/1/56	50,000	64,212
Northwell Healthcare
3.98% 11/1/46	250,000	272,886
4.26% 11/1/47	150,000	171,837
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	113,784
NYU Langone Hospitals
3.38% 7/1/55	100,000	100,839
4.37% 7/1/47	100,000	115,973
Orlando Health Obligated Group 4.09% 10/1/48	45,000	50,635
Partners Healthcare System
3.19% 7/1/49	50,000	53,921
3.34% 7/1/60	65,000	71,183
3.77% 7/1/48	40,000	47,494
Providence St Joseph Health Obligated Group
2.75% 10/1/26	100,000	109,832
3.74% 10/1/47	100,000	115,152
Quest Diagnostics
3.45% 6/1/26	55,000	62,273
3.50% 3/30/25	300,000	332,324
4.20% 6/30/29	100,000	119,014
RWJ Barnabas Health
3.48% 7/1/49	100,000	103,822
3.95% 7/1/46	50,000	56,695
Spectrum Health System Obligated Group 3.49% 7/15/49	50,000	57,893
SSM Health Care
3.69% 6/1/23	90,000	97,373
3.82% 6/1/27	71,000	78,081
Stanford Health Care 3.80% 11/15/48	30,000	36,648
Texas Health Resources 4.33% 11/15/55	30,000	40,114

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Toledo Hospital 5.75% 11/15/38	200,000	$ 235,498
Trinity Health 4.13% 12/1/45	25,000	30,418
UnitedHealth Group
1.25% 1/15/26	180,000	184,255
2.00% 5/15/30	265,000	276,888
2.38% 10/15/22	200,000	207,956
2.38% 8/15/24	70,000	74,439
2.75% 2/15/23	107,000	112,232
2.75% 5/15/40	250,000	262,536
2.88% 3/15/23	250,000	264,808
2.88% 8/15/29	155,000	172,484
2.90% 5/15/50	250,000	260,539
2.95% 10/15/27	250,000	278,472
3.13% 5/15/60	500,000	535,037
3.38% 4/15/27	150,000	170,928
3.45% 1/15/27	100,000	113,707
3.50% 6/15/23	100,000	108,053
3.50% 2/15/24	40,000	43,929
3.50% 8/15/39	115,000	131,880
3.70% 12/15/25	40,000	45,789
3.70% 8/15/49	135,000	161,135
3.75% 7/15/25	500,000	570,566
3.75% 10/15/47	200,000	236,876
3.85% 6/15/28	200,000	235,371
3.88% 12/15/28	50,000	59,341
3.88% 8/15/59	150,000	181,403
4.20% 1/15/47	55,000	69,401
4.25% 3/15/43	100,000	126,083
4.25% 6/15/48	150,000	190,822
4.38% 3/15/42	100,000	126,870
4.63% 11/15/41	200,000	261,641
6.50% 6/15/37	150,000	232,775
6.63% 11/15/37	100,000	157,682
6.88% 2/15/38	100,000	160,672
Yale-New Haven Health Services 2.50% 7/1/50	50,000	48,740
		20,725,037
Home Builders–0.04%
DR Horton
1.40% 10/15/27	250,000	248,327
2.50% 10/15/24	200,000	211,685
NVR 3.00% 5/15/30	595,000	642,074
Orlando Health Obligated Group 3.33% 10/1/50	125,000	127,651
		1,229,737
Home Furnishings–0.02%
Harman International Industries 4.15% 5/15/25	100,000	111,688
Leggett & Platt
3.40% 8/15/22	50,000	52,033
3.50% 11/15/27	100,000	105,633
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Furnishings (continued)
Whirlpool
4.50% 6/1/46	70,000	$ 82,574
4.60% 5/15/50	150,000	185,367
4.70% 6/1/22	100,000	106,235
4.75% 2/26/29	60,000	72,803
		716,333
Household Products Wares–0.05%
Avery Dennison 4.88% 12/6/28	100,000	124,246
Church & Dwight
2.45% 8/1/22	100,000	103,184
3.15% 8/1/27	100,000	110,388
3.95% 8/1/47	100,000	117,416
Clorox
3.10% 10/1/27	150,000	168,895
3.50% 12/15/24	150,000	166,801
3.90% 5/15/28	100,000	119,174
Kimberly-Clark
1.05% 9/15/27	85,000	85,588
2.88% 2/7/50	45,000	49,887
3.05% 8/15/25	50,000	55,416
3.20% 7/30/46	50,000	57,579
3.90% 5/4/47	100,000	128,102
5.30% 3/1/41	200,000	282,885
6.63% 8/1/37	100,000	158,825
		1,728,386
Insurance–0.82%
Aflac
4.00% 10/15/46	300,000	347,984
4.75% 1/15/49	100,000	128,675
Alleghany
4.90% 9/15/44	95,000	118,458
4.95% 6/27/22	100,000	106,296
Allied World Assurance Holdings 4.35% 10/29/25	100,000	108,248
Allstate
3.28% 12/15/26	150,000	170,600
4.20% 12/15/46	150,000	186,918
4.50% 6/15/43	100,000	126,991
5.55% 5/9/35	150,000	218,674
μ5.75% 8/15/53	225,000	233,723
American Financial Group
3.50% 8/15/26	65,000	70,353
4.50% 6/15/47	150,000	166,031
American International Group
2.50% 6/30/25	200,000	213,740
3.40% 6/30/30	200,000	220,620
3.75% 7/10/25	70,000	78,418
3.90% 4/1/26	600,000	684,023
4.20% 4/1/28	100,000	115,770
4.38% 6/30/50	130,000	151,787
4.50% 7/16/44	200,000	234,311

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group (continued)
4.70% 7/10/35	100,000	$ 125,384
4.75% 4/1/48	200,000	244,672
4.80% 7/10/45	100,000	122,132
4.88% 6/1/22	500,000	535,932
Aon
2.80% 5/15/30	150,000	161,945
3.50% 6/14/24	100,000	108,938
3.75% 5/2/29	100,000	115,279
3.88% 12/15/25	100,000	114,217
4.00% 11/27/23	150,000	163,959
4.75% 5/15/45	100,000	130,005
Arch Capital Finance
4.01% 12/15/26	100,000	116,059
5.03% 12/15/46	100,000	125,796
Arch Capital Group
3.64% 6/30/50	140,000	150,161
5.14% 11/1/43	105,000	133,341
Aspen Insurance Holdings 4.65% 11/15/23	100,000	108,268
Assurant
4.20% 9/27/23	100,000	107,033
4.90% 3/27/28	100,000	110,732
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	112,889
Athene Holding 4.13% 1/12/28	150,000	162,504
AXA 8.60% 12/15/30	200,000	305,816
AXIS Specialty Finance 3.90% 7/15/29	100,000	109,230
Berkshire Hathaway
3.00% 2/11/23	100,000	105,970
3.13% 3/15/26	215,000	239,968
3.40% 1/31/22	300,000	312,146
4.50% 2/11/43	250,000	329,214
Berkshire Hathaway Finance
3.00% 5/15/22	100,000	104,271
4.25% 1/15/49	100,000	130,133
4.30% 5/15/43	100,000	127,974
4.40% 5/15/42	100,000	127,210
5.75% 1/15/40	100,000	152,827
Brighthouse Financial
3.70% 6/22/27	250,000	259,571
4.70% 6/22/47	200,000	191,253
Brown & Brown
2.38% 3/15/31	85,000	85,759
4.50% 3/15/29	100,000	114,070
Chubb
6.00% 5/11/37	100,000	148,826
6.50% 5/15/38	200,000	313,529
Chubb INA Holdings
1.38% 9/15/30	415,000	409,060
2.70% 3/13/23	100,000	105,207
3.35% 5/15/24	300,000	328,824
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Chubb INA Holdings (continued)
3.35% 5/3/26	95,000	$ 107,629
4.15% 3/13/43	100,000	126,338
Cincinnati Financial 6.92% 5/15/28	100,000	132,543
CNA Financial
2.05% 8/15/30	20,000	19,820
3.90% 5/1/29	40,000	45,853
3.95% 5/15/24	125,000	138,486
4.50% 3/1/26	100,000	117,428
Enstar Group 4.50% 3/10/22	50,000	52,090
Everest Reinsurance Holdings 4.87% 6/1/44	100,000	114,134
Fidelity National Financial
2.45% 3/15/31	250,000	247,741
3.40% 6/15/30	50,000	53,693
4.50% 8/15/28	150,000	174,066
First American Financial 4.60% 11/15/24	100,000	110,745
Globe Life 2.15% 8/15/30	500,000	502,600
Hanover Insurance Group
2.50% 9/1/30	145,000	148,786
4.50% 4/15/26	100,000	113,684
Hartford Financial Services Group
2.80% 8/19/29	70,000	75,855
3.60% 8/19/49	55,000	60,937
4.30% 4/15/43	43,000	50,407
4.40% 3/15/48	100,000	123,246
6.10% 10/1/41	50,000	70,979
Kemper 4.35% 2/15/25	70,000	76,797
✱Lincoln National 4.00% 9/1/23	500,000	545,811
Loews
4.13% 5/15/43	200,000	231,509
6.00% 2/1/35	100,000	140,001
Manulife Financial
μ4.06% 2/24/32	250,000	270,497
4.15% 3/4/26	100,000	117,267
5.38% 3/4/46	100,000	139,568
Markel
5.00% 4/5/46	250,000	330,842
5.00% 5/20/49	65,000	86,648
Marsh & McLennan
2.25% 11/15/30	105,000	109,833
2.75% 1/30/22	60,000	61,729
3.30% 3/14/23	100,000	106,203
3.50% 3/10/25	150,000	165,658
3.75% 3/14/26	75,000	84,718
3.88% 3/15/24	100,000	110,837
4.20% 3/1/48	100,000	126,065
4.35% 1/30/47	45,000	57,915
4.38% 3/15/29	195,000	236,712
4.75% 3/15/39	55,000	72,281
4.90% 3/15/49	90,000	125,285

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Mercury General 4.40% 3/15/27	50,000	$ 54,128
MetLife
3.00% 3/1/25	150,000	165,993
4.05% 3/1/45	150,000	182,098
4.37% 9/15/23	367,000	408,643
4.60% 5/13/46	200,000	261,606
5.70% 6/15/35	50,000	73,259
5.88% 2/6/41	100,000	145,237
6.38% 6/15/34	100,000	151,895
6.40% 12/15/66	100,000	124,284
6.50% 12/15/32	100,000	151,061
10.75% 8/1/69	150,000	243,783
Old Republic International 4.88% 10/1/24	100,000	113,496
Primerica 4.75% 7/15/22	100,000	106,645
Principal Financial Group
3.10% 11/15/26	300,000	333,705
3.40% 5/15/25	100,000	110,971
3.70% 5/15/29	50,000	58,206
Progressive
4.13% 4/15/47	200,000	253,772
4.20% 3/15/48	150,000	193,820
Prudential Financial
μ3.70% 10/1/50	535,000	545,861
3.70% 3/13/51	250,000	275,147
3.88% 3/27/28	100,000	117,133
3.91% 12/7/47	163,000	180,941
3.94% 12/7/49	302,000	341,685
4.35% 2/25/50	250,000	300,012
4.42% 3/27/48	100,000	118,333
μ4.50% 9/15/47	215,000	226,541
μ5.20% 3/15/44	100,000	105,911
6.63% 6/21/40	200,000	301,983
Reinsurance Group of America
3.15% 6/15/30	70,000	76,206
3.95% 9/15/26	30,000	33,782
4.70% 9/15/23	150,000	165,614
RenaissanceRe Finance 3.45% 7/1/27	130,000	141,908
Renaissancere Holdings 3.60% 4/15/29	100,000	112,823
Sompo International Holdings 4.70% 10/15/22	100,000	106,099
Swiss Re America Holding 7.00% 2/15/26	100,000	128,616
Transatlantic Holdings 8.00% 11/30/39	100,000	157,000
Travelers
3.75% 5/15/46	50,000	58,501
4.00% 5/30/47	80,000	97,464
4.05% 3/7/48	200,000	247,985
4.10% 3/4/49	100,000	124,844
4.60% 8/1/43	250,000	325,064
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Travelers (continued)
6.25% 6/15/37	100,000	$ 151,096
6.75% 6/20/36	100,000	154,081
Trinity Acquisition 4.40% 3/15/26	100,000	115,451
Unum Group
4.00% 6/15/29	145,000	158,969
5.75% 8/15/42	50,000	57,639
Voya Financial
3.65% 6/15/26	100,000	113,306
4.80% 6/15/46	60,000	73,049
5.70% 7/15/43	100,000	133,939
Willis North America
2.95% 9/15/29	65,000	70,245
3.60% 5/15/24	100,000	109,175
3.88% 9/15/49	70,000	80,152
4.50% 9/15/28	150,000	178,728
5.05% 9/15/48	150,000	201,246
WR Berkley 4.00% 5/12/50	105,000	124,726
XLIT 5.25% 12/15/43	200,000	277,999
		25,836,816
Internet–0.39%
Alibaba Group Holding
3.40% 12/6/27	210,000	235,339
3.60% 11/28/24	633,000	694,498
4.00% 12/6/37	100,000	118,915
4.20% 12/6/47	400,000	507,595
4.40% 12/6/57	200,000	269,454
Alphabet
0.45% 8/15/25	90,000	89,457
0.80% 8/15/27	200,000	198,357
1.10% 8/15/30	130,000	128,713
1.90% 8/15/40	100,000	95,872
2.00% 8/15/26	250,000	267,997
2.05% 8/15/50	130,000	120,809
2.25% 8/15/60	700,000	659,731
3.38% 2/25/24	200,000	220,048
Amazon.com
0.40% 6/3/23	105,000	105,477
0.80% 6/3/25	635,000	640,655
1.20% 6/3/27	90,000	91,137
1.50% 6/3/30	165,000	168,455
2.40% 2/22/23	595,000	623,769
2.50% 6/3/50	80,000	81,203
2.70% 6/3/60	665,000	683,777
2.80% 8/22/24	75,000	81,162
3.15% 8/22/27	500,000	569,823
3.80% 12/5/24	500,000	563,071
3.88% 8/22/37	115,000	142,998
4.05% 8/22/47	635,000	820,739
4.25% 8/22/57	205,000	279,122
5.20% 12/3/25	100,000	121,712

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Baidu
3.50% 11/28/22	200,000	$ 209,653
3.88% 9/29/23	200,000	214,520
4.13% 6/30/25	200,000	222,561
4.38% 3/29/28	200,000	228,906
Booking Holdings
2.75% 3/15/23	150,000	157,447
3.55% 3/15/28	150,000	167,251
3.60% 6/1/26	200,000	221,599
4.63% 4/13/30	300,000	358,534
E*TRADE Financial
2.95% 8/24/22	75,000	78,131
3.80% 8/24/27	35,000	39,327
4.50% 6/20/28	100,000	117,205
eBay
1.90% 3/11/25	140,000	145,746
2.60% 7/15/22	250,000	258,215
3.80% 3/9/22	150,000	156,866
Expedia Group
3.25% 2/15/30	35,000	33,639
3.60% 12/15/23	50,000	51,082
3.80% 2/15/28	100,000	100,649
4.50% 8/15/24	200,000	213,020
4.63% 8/1/27	90,000	94,521
JD.com 3.88% 4/29/26	200,000	221,934
TD Ameritrade Holding
2.95% 4/1/22	250,000	258,424
3.30% 4/1/27	90,000	100,981
3.75% 4/1/24	150,000	165,548
		12,395,644
Investment Company Security–0.05%
Ares Capital
3.25% 7/15/25	100,000	99,358
3.50% 2/10/23	150,000	153,957
3.63% 1/19/22	150,000	154,338
3.88% 1/15/26	250,000	254,951
4.20% 6/10/24	60,000	62,492
4.25% 3/1/25	100,000	103,668
FS KKR Capital 4.13% 2/1/25	150,000	149,032
Golub Capital 3.38% 4/15/24	375,000	374,532
Owl Rock Capital
3.75% 7/22/25	100,000	99,671
5.25% 4/15/24	60,000	62,241
		1,514,240
Iron & Steel–0.07%
Nucor
2.00% 6/1/25	15,000	15,664
2.70% 6/1/30	15,000	16,095
3.95% 5/1/28	100,000	116,490
4.00% 8/1/23	139,000	151,096
4.13% 9/15/22	100,000	106,064
4.40% 5/1/48	100,000	129,765
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Nucor (continued)
5.20% 8/1/43	100,000	$ 133,808
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	162,348
Steel Dynamics
2.40% 6/15/25	50,000	52,158
2.80% 12/15/24	50,000	52,822
3.25% 1/15/31	60,000	64,155
3.45% 4/15/30	75,000	82,636
Vale Overseas
6.25% 8/10/26	300,000	354,750
6.88% 11/21/36	350,000	454,562
6.88% 11/10/39	170,000	223,626
		2,116,039
Leisure Time–0.00%
Harley-Davidson
3.50% 7/28/25	50,000	52,791
4.63% 7/28/45	50,000	53,880
		106,671
Lodging–0.08%
Choice Hotels International 3.70% 12/1/29	100,000	105,889
Hyatt Hotels
4.38% 9/15/28	100,000	103,127
4.85% 3/15/26	50,000	53,781
Las Vegas Sands
2.90% 6/25/25	155,000	154,472
3.20% 8/8/24	90,000	91,165
3.50% 8/18/26	70,000	70,918
3.90% 8/8/29	105,000	105,030
Marriott International
3.13% 6/15/26	100,000	99,376
3.50% 10/15/32	150,000	147,873
3.60% 4/15/24	75,000	77,114
3.75% 10/1/25	50,000	51,343
4.00% 4/15/28	100,000	102,278
4.63% 6/15/30	135,000	144,463
Sands China
4.60% 8/8/23	200,000	213,222
5.13% 8/8/25	700,000	763,679
5.40% 8/8/28	200,000	222,484
		2,506,214
Machinery Construction & Mining–0.12%
ABB Finance USA
2.88% 5/8/22	250,000	259,970
3.38% 4/3/23	100,000	107,004
3.80% 4/3/28	100,000	118,786
4.38% 5/8/42	187,000	240,971
Caterpillar
2.60% 6/26/22	50,000	51,656
2.60% 9/19/29	150,000	165,035

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar (continued)
3.80% 8/15/42	168,000	$ 205,088
4.75% 5/15/64	250,000	351,700
6.05% 8/15/36	200,000	293,607
Caterpillar Financial Services
0.45% 9/14/23	180,000	179,994
0.65% 7/7/23	200,000	200,811
0.95% 5/13/22	200,000	201,827
1.10% 9/14/27	250,000	250,770
1.90% 9/6/22	115,000	118,242
1.95% 11/18/22	150,000	154,916
2.15% 11/8/24	150,000	159,621
2.40% 8/9/26	100,000	109,146
2.55% 11/29/22	200,000	209,129
2.85% 5/17/24	150,000	161,837
3.25% 12/1/24	150,000	165,275
3.65% 12/7/23	100,000	109,849
Oshkosh 4.60% 5/15/28	100,000	114,178
		3,929,412
Machinery Diversified–0.18%
CNH Industrial 3.85% 11/15/27	105,000	113,460
CNH Industrial Capital
1.88% 1/15/26	250,000	249,601
1.95% 7/2/23	65,000	66,055
3.88% 10/15/21	60,000	61,632
4.20% 1/15/24	100,000	107,427
4.38% 4/5/22	75,000	78,607
Crane
4.20% 3/15/48	100,000	104,813
4.45% 12/15/23	100,000	109,228
Deere & Co.
2.60% 6/8/22	100,000	103,294
2.88% 9/7/49	65,000	69,537
3.90% 6/9/42	150,000	191,176
5.38% 10/16/29	100,000	132,370
Dover
2.95% 11/4/29	20,000	21,858
5.38% 3/1/41	100,000	128,578
Flowserve
3.50% 10/1/30	70,000	69,363
4.00% 11/15/23	64,000	67,174
IDEX 3.00% 5/1/30	75,000	82,495
John Deere Capital
0.70% 7/5/23	100,000	100,831
2.05% 1/9/25	100,000	105,960
2.15% 9/8/22	150,000	155,073
2.45% 1/9/30	85,000	92,367
2.60% 3/7/24	165,000	176,389
2.65% 1/6/22	250,000	257,438
2.65% 6/24/24	115,000	123,756
2.65% 6/10/26	100,000	109,887
2.70% 1/6/23	100,000	105,072
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital (continued)
2.80% 3/6/23	200,000	$ 211,833
2.80% 9/8/27	100,000	111,024
2.80% 7/18/29	50,000	55,783
2.95% 4/1/22	115,000	119,500
3.05% 1/6/28	100,000	111,271
3.45% 1/10/24	100,000	109,267
3.45% 3/13/25	250,000	281,509
3.45% 3/7/29	120,000	140,673
Nvent Finance
3.95% 4/15/23	100,000	104,260
4.55% 4/15/28	100,000	107,863
Otis Worldwide
2.06% 4/5/25	105,000	110,288
2.29% 4/5/27	90,000	95,678
2.57% 2/15/30	105,000	112,771
3.11% 2/15/40	250,000	267,564
3.36% 2/15/50	145,000	159,391
Rockwell Automation
3.50% 3/1/29	85,000	98,747
4.20% 3/1/49	70,000	91,831
Westinghouse Air Brake Technologies 3.20% 6/15/25	285,000	300,267
Xylem
1.95% 1/30/28	115,000	119,752
3.25% 11/1/26	55,000	61,332
4.38% 11/1/46	50,000	58,781
		5,812,826
Media–1.01%
Charter Communications Operating
3.75% 2/15/28	100,000	110,503
4.20% 3/15/28	150,000	170,326
4.46% 7/23/22	500,000	529,335
4.50% 2/1/24	200,000	221,731
4.80% 3/1/50	1,095,000	1,251,524
4.91% 7/23/25	450,000	520,141
5.05% 3/30/29	100,000	119,790
5.13% 7/1/49	200,000	231,423
5.38% 5/1/47	275,000	325,901
5.75% 4/1/48	225,000	278,252
6.38% 10/23/35	190,000	259,057
6.48% 10/23/45	565,000	753,152
Comcast
1.50% 2/15/31	1,000,000	984,056
1.95% 1/15/31	175,000	179,685
2.35% 1/15/27	105,000	112,801
2.45% 8/15/52	150,000	140,228
2.65% 2/1/30	100,000	109,053
2.65% 8/15/62	700,000	665,109
2.80% 1/15/51	140,000	140,289
3.15% 3/1/26	350,000	388,963
3.15% 2/15/28	150,000	168,599
3.20% 7/15/36	150,000	166,475

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
3.25% 11/1/39	150,000	$ 166,004
3.30% 2/1/27	250,000	281,852
3.30% 4/1/27	500,000	565,617
3.38% 2/15/25	425,000	470,381
3.38% 8/15/25	65,000	72,454
3.40% 7/15/46	110,000	121,425
3.45% 2/1/50	110,000	124,908
3.55% 5/1/28	150,000	173,763
3.70% 4/15/24	195,000	215,324
3.75% 4/1/40	655,000	764,073
3.90% 3/1/38	150,000	177,598
3.95% 10/15/25	300,000	344,031
3.97% 11/1/47	362,000	428,787
4.00% 8/15/47	150,000	180,969
4.00% 3/1/48	150,000	181,322
4.00% 11/1/49	79,000	95,562
4.05% 11/1/52	258,000	316,080
4.15% 10/15/28	185,000	223,226
4.20% 8/15/34	83,000	103,580
4.25% 10/15/30	165,000	202,537
4.25% 1/15/33	200,000	248,668
4.40% 8/15/35	192,000	242,824
4.60% 10/15/38	195,000	248,267
4.60% 8/15/45	77,000	99,129
4.65% 7/15/42	24,000	31,263
4.70% 10/15/48	190,000	251,437
4.95% 10/15/58	190,000	271,967
6.40% 5/15/38	57,000	86,172
6.50% 11/15/35	200,000	303,259
7.05% 3/15/33	500,000	763,392
Discovery Communications
2.95% 3/20/23	66,000	69,525
3.80% 3/13/24	100,000	109,109
3.90% 11/15/24	150,000	166,427
3.95% 6/15/25	100,000	112,773
3.95% 3/20/28	200,000	227,401
4.00% 9/15/55	323,000	326,023
4.13% 5/15/29	70,000	80,421
4.65% 5/15/50	400,000	456,099
4.90% 3/11/26	100,000	116,819
5.20% 9/20/47	215,000	257,755
5.30% 5/15/49	65,000	79,630
Fox
3.67% 1/25/22	50,000	52,117
4.03% 1/25/24	100,000	110,077
4.71% 1/25/29	705,000	844,314
5.48% 1/25/39	75,000	100,167
5.58% 1/25/49	90,000	124,363
Grupo Televisa
4.63% 1/30/26	200,000	224,723
6.63% 1/15/40	100,000	131,772
8.50% 3/11/32	200,000	294,970
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
NBCUniversal Media
4.45% 1/15/43	675,000	$ 850,225
5.95% 4/1/41	200,000	297,868
Thomson Reuters
3.35% 5/15/26	55,000	60,479
4.30% 11/23/23	200,000	218,965
Time Warner Cable
5.50% 9/1/41	100,000	120,938
5.88% 11/15/40	100,000	124,409
6.55% 5/1/37	200,000	265,519
6.75% 6/15/39	450,000	613,813
7.30% 7/1/38	150,000	211,993
Time Warner Entertainment
8.38% 3/15/23	250,000	293,782
8.38% 7/15/33	200,000	306,098
TWDC Enterprises
1.85% 7/30/26	95,000	99,578
2.95% 6/15/27	200,000	221,174
3.00% 2/13/26	300,000	332,278
3.00% 7/30/46	50,000	51,076
3.15% 9/17/25	100,000	111,087
3.70% 12/1/42	150,000	167,888
4.13% 12/1/41	100,000	119,120
4.13% 6/1/44	83,000	99,925
TWDC Enterprises 18
2.35% 12/1/22	300,000	311,732
2.45% 3/4/22	70,000	72,026
ViacomCBS
2.90% 1/15/27	100,000	107,740
3.38% 2/15/28	145,000	159,793
3.88% 4/1/24	200,000	217,950
4.00% 1/15/26	255,000	286,195
4.20% 5/19/32	50,000	57,073
4.38% 3/15/43	477,000	505,561
4.85% 7/1/42	150,000	168,160
4.90% 8/15/44	125,000	141,992
4.95% 1/15/31	400,000	478,345
5.85% 9/1/43	150,000	187,938
6.88% 4/30/36	125,000	171,746
7.88% 7/30/30	200,000	288,565
Walt Disney
1.65% 9/1/22	70,000	71,631
1.75% 8/30/24	200,000	208,176
1.75% 1/13/26	145,000	150,641
2.00% 9/1/29	735,000	759,475
2.65% 1/13/31	520,000	559,796
2.75% 9/1/49	180,000	173,318
3.38% 11/15/26	60,000	67,789
3.50% 5/13/40	200,000	223,997
3.60% 1/13/51	75,000	84,454
3.70% 10/15/25	40,000	45,349
3.80% 5/13/60	890,000	1,028,824
4.70% 3/23/50	500,000	660,354
4.75% 9/15/44	60,000	76,118

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney (continued)
4.75% 11/15/46	50,000	$ 65,109
4.95% 10/15/45	30,000	38,748
6.40% 12/15/35	229,000	345,344
6.65% 11/15/37	175,000	262,513
		32,009,416
Metal Fabricate & Hardware–0.02%
Precision Castparts
2.50% 1/15/23	200,000	208,573
3.25% 6/15/25	100,000	110,757
3.90% 1/15/43	50,000	57,707
4.38% 6/15/45	100,000	124,185
Timken 3.88% 9/1/24	70,000	74,472
Valmont Industries
5.00% 10/1/44	100,000	110,311
5.25% 10/1/54	100,000	108,191
		794,196
Mining–0.15%
Barrick Gold 5.25% 4/1/42	300,000	410,549
Barrick North America Finance 5.75% 5/1/43	150,000	218,019
Barrick PD Australia Finance 5.95% 10/15/39	100,000	142,399
BHP Billiton Finance USA
4.13% 2/24/42	125,000	155,938
5.00% 9/30/43	500,000	701,518
Kinross Gold 4.50% 7/15/27	400,000	453,463
Newmont
3.70% 3/15/23	27,000	28,395
4.88% 3/15/42	400,000	540,153
6.25% 10/1/39	100,000	148,699
Rio Tinto Alcan 6.13% 12/15/33	150,000	218,038
Rio Tinto Finance USA
3.75% 6/15/25	250,000	282,470
4.13% 8/21/42	150,000	192,796
5.20% 11/2/40	100,000	142,053
7.13% 7/15/28	75,000	106,266
Southern Copper
3.50% 11/8/22	89,000	93,435
5.25% 11/8/42	150,000	188,841
5.88% 4/23/45	69,000	93,458
6.75% 4/16/40	110,000	157,863
7.50% 7/27/35	200,000	292,307
Teck Resources 3.90% 7/15/30	125,000	130,705
		4,697,365
Miscellaneous Manufacturing–0.27%
3M
1.75% 2/14/23	100,000	103,393
2.00% 6/26/22	400,000	411,614
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
3M (continued)
2.00% 2/14/25	100,000	$ 106,092
2.25% 3/15/23	70,000	73,197
2.38% 8/26/29	150,000	162,339
2.75% 3/1/22	65,000	67,162
2.88% 10/15/27	150,000	166,484
3.00% 8/7/25	100,000	111,303
3.25% 2/14/24	100,000	108,944
3.25% 8/26/49	85,000	95,756
3.38% 3/1/29	100,000	115,084
3.63% 10/15/47	150,000	177,696
3.88% 6/15/44	150,000	180,453
4.00% 9/14/48	65,000	82,062
Carlisle
3.50% 12/1/24	95,000	104,121
3.75% 12/1/27	100,000	113,854
Eaton
2.75% 11/2/22	250,000	261,986
3.10% 9/15/27	100,000	111,520
3.92% 9/15/47	100,000	118,277
4.15% 11/2/42	150,000	184,806
General Electric
3.45% 5/15/24	800,000	858,346
3.63% 5/1/30	1,000,000	1,037,045
4.13% 10/9/42	25,000	25,297
4.25% 5/1/40	500,000	508,658
4.35% 5/1/50	55,000	55,960
5.88% 1/14/38	272,000	317,021
6.75% 3/15/32	224,000	281,581
6.88% 1/10/39	201,000	257,131
Illinois Tool Works
2.65% 11/15/26	150,000	166,304
3.90% 9/1/42	150,000	186,770
4.88% 9/15/41	100,000	135,461
Parker-Hannifin
2.70% 6/14/24	35,000	37,466
3.25% 6/14/29	55,000	61,559
3.30% 11/21/24	60,000	65,807
4.00% 6/14/49	55,000	65,997
6.25% 5/15/38	350,000	493,314
Textron
3.00% 6/1/30	100,000	105,254
3.38% 3/1/28	50,000	53,960
3.65% 3/15/27	50,000	54,556
3.88% 3/1/25	170,000	186,253
Trane Technologies Global Holding
3.75% 8/21/28	100,000	114,848
4.25% 6/15/23	250,000	275,061
4.30% 2/21/48	100,000	119,137
5.75% 6/15/43	100,000	138,179
		8,457,108

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Furnishings–0.00%
Steelcase 5.13% 1/18/29	100,000	$ 112,024
		112,024
Oil & Gas–1.23%
BP Capital Markets
3.28% 9/19/27	150,000	166,442
3.54% 11/4/24	100,000	110,407
3.72% 11/28/28	90,000	103,646
3.99% 9/26/23	250,000	274,436
BP Capital Markets America
1.75% 8/10/30	760,000	753,679
2.52% 9/19/22	150,000	155,140
2.75% 5/10/23	250,000	263,542
2.77% 11/10/50	165,000	150,872
3.00% 2/24/50	90,000	85,594
3.02% 1/16/27	250,000	274,561
3.12% 5/4/26	75,000	82,837
3.22% 11/28/23	150,000	161,203
3.25% 5/6/22	200,000	208,782
3.41% 2/11/26	200,000	223,228
3.79% 2/6/24	280,000	307,011
4.23% 11/6/28	700,000	829,530
Burlington Resources 7.20% 8/15/31	100,000	144,302
Canadian Natural Resources
2.05% 7/15/25	50,000	51,009
2.95% 1/15/23	200,000	207,980
2.95% 7/15/30	50,000	50,302
3.80% 4/15/24	43,000	46,153
3.90% 2/1/25	200,000	216,789
4.95% 6/1/47	100,000	111,049
5.85% 2/1/35	200,000	238,814
6.25% 3/15/38	150,000	177,889
Chevron
1.14% 5/11/23	35,000	35,674
1.55% 5/11/25	165,000	170,943
2.24% 5/11/30	125,000	132,552
2.50% 3/3/22	200,000	205,835
2.57% 5/16/23	200,000	211,009
2.90% 3/3/24	150,000	161,029
2.95% 5/16/26	200,000	222,812
2.98% 5/11/40	75,000	80,816
3.08% 5/11/50	625,000	668,029
3.19% 6/24/23	200,000	213,806
3.33% 11/17/25	150,000	168,664
Chevron USA
0.33% 8/12/22	130,000	129,992
0.43% 8/11/23	60,000	60,058
0.69% 8/12/25	135,000	134,446
1.02% 8/12/27	85,000	84,807
2.34% 8/12/50	125,000	116,595
Cimarex Energy
3.90% 5/15/27	215,000	216,583
4.38% 3/15/29	50,000	51,704
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
CNOOC Finance
3.00% 5/9/23	250,000	$ 261,992
3.50% 5/5/25	200,000	219,506
4.20% 5/5/45	200,000	244,396
4.25% 5/9/43	400,000	488,642
CNOOC Petroleum North America
6.40% 5/15/37	150,000	221,977
7.50% 7/30/39	200,000	332,503
Concho Resources
2.40% 2/15/31	365,000	348,777
3.75% 10/1/27	95,000	102,412
4.30% 8/15/28	100,000	110,546
4.85% 8/15/48	75,000	82,960
4.88% 10/1/47	75,000	82,705
ConocoPhillips
4.30% 11/15/44	150,000	179,673
4.95% 3/15/26	250,000	298,491
5.95% 3/15/46	100,000	146,385
6.50% 2/1/39	380,000	555,029
6.95% 4/15/29	200,000	277,370
Devon Energy
4.75% 5/15/42	100,000	92,738
5.00% 6/15/45	70,000	66,326
5.60% 7/15/41	100,000	100,667
5.85% 12/15/25	150,000	168,070
Diamondback Energy
2.88% 12/1/24	155,000	156,910
3.25% 12/1/26	110,000	110,137
3.50% 12/1/29	200,000	192,830
4.75% 5/31/25	65,000	70,104
Ecopetrol
4.13% 1/16/25	500,000	524,380
5.38% 6/26/26	210,000	232,050
5.88% 9/18/23	200,000	220,000
5.88% 5/28/45	155,000	168,950
EOG Resources
2.63% 3/15/23	150,000	156,252
3.90% 4/1/35	150,000	167,915
4.15% 1/15/26	100,000	114,497
Equinor
1.75% 1/22/26	220,000	228,177
2.38% 5/22/30	200,000	211,358
2.45% 1/17/23	200,000	209,134
2.65% 1/15/24	100,000	106,521
3.15% 1/23/22	200,000	206,807
3.25% 11/18/49	110,000	117,004
3.63% 9/10/28	150,000	174,414
3.95% 5/15/43	250,000	290,971
4.80% 11/8/43	150,000	192,964
5.10% 8/17/40	200,000	269,289
Exxon Mobil
1.57% 4/15/23	600,000	617,101
1.90% 8/16/22	80,000	82,370
2.02% 8/16/24	200,000	210,319

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil (continued)
2.28% 8/16/26	200,000	$ 214,572
2.44% 8/16/29	1,200,000	1,287,762
2.73% 3/1/23	170,000	178,774
3.00% 8/16/39	200,000	211,197
3.04% 3/1/26	750,000	827,516
3.10% 8/16/49	200,000	204,027
3.57% 3/6/45	200,000	219,692
4.11% 3/1/46	165,000	195,518
4.33% 3/19/50	900,000	1,118,581
Hess
4.30% 4/1/27	150,000	156,488
5.60% 2/15/41	200,000	216,063
5.80% 4/1/47	150,000	164,145
7.13% 3/15/33	100,000	120,387
7.30% 8/15/31	250,000	305,544
HollyFrontier 2.63% 10/1/23	115,000	115,301
Husky Energy
3.95% 4/15/22	150,000	155,009
4.00% 4/15/24	50,000	53,055
4.40% 4/15/29	150,000	156,393
Marathon Oil
2.80% 11/1/22	125,000	128,036
4.40% 7/15/27	100,000	99,431
6.60% 10/1/37	100,000	102,831
Marathon Petroleum
3.63% 9/15/24	250,000	267,726
3.80% 4/1/28	120,000	130,285
4.50% 4/1/48	50,000	50,572
4.70% 5/1/25	300,000	338,623
4.75% 12/15/23	150,000	164,389
5.13% 12/15/26	150,000	173,859
6.50% 3/1/41	145,000	176,671
Noble Energy
3.25% 10/15/29	100,000	110,502
3.85% 1/15/28	150,000	170,251
4.20% 10/15/49	100,000	119,141
5.05% 11/15/44	300,000	388,556
6.00% 3/1/41	135,000	186,974
Phillips 66
3.90% 3/15/28	200,000	225,739
4.65% 11/15/34	350,000	417,652
4.88% 11/15/44	180,000	213,562
5.88% 5/1/42	250,000	328,788
Pioneer Natural Resources
1.90% 8/15/30	200,000	187,643
4.45% 1/15/26	100,000	115,630
Shell International Finance
0.38% 9/15/23	500,000	498,049
2.38% 8/21/22	250,000	259,464
2.50% 9/12/26	150,000	163,446
2.75% 4/6/30	1,215,000	1,327,693
2.88% 5/10/26	400,000	442,744
3.25% 5/11/25	350,000	387,109
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance (continued)
3.25% 4/6/50	500,000	$ 524,298
3.75% 9/12/46	150,000	167,631
4.00% 5/10/46	350,000	407,233
4.13% 5/11/35	156,000	187,681
4.38% 5/11/45	167,000	203,376
4.55% 8/12/43	600,000	746,058
5.50% 3/25/40	100,000	139,996
6.38% 12/15/38	300,000	445,627
Suncor Energy
3.60% 12/1/24	250,000	272,185
4.00% 11/15/47	70,000	71,852
5.95% 5/15/35	200,000	247,070
6.50% 6/15/38	250,000	319,608
6.80% 5/15/38	100,000	130,632
6.85% 6/1/39	100,000	130,882
7.15% 2/1/32	25,000	32,689
9.25% 10/15/21	50,000	54,122
Total Capital 3.88% 10/11/28	200,000	236,134
Total Capital Canada 2.75% 7/15/23	300,000	318,776
Total Capital International
2.43% 1/10/25	100,000	106,468
2.70% 1/25/23	200,000	209,925
2.83% 1/10/30	100,000	110,497
2.88% 2/17/22	200,000	206,740
2.99% 6/29/41	200,000	208,347
3.13% 5/29/50	200,000	206,573
3.39% 6/29/60	200,000	209,205
3.46% 2/19/29	200,000	229,762
3.46% 7/12/49	100,000	108,973
3.70% 1/15/24	100,000	109,647
Valero Energy
1.20% 3/15/24	250,000	248,939
2.15% 9/15/27	250,000	248,319
2.85% 4/15/25	250,000	261,870
3.65% 3/15/25	100,000	108,208
4.00% 4/1/29	100,000	109,744
4.35% 6/1/28	175,000	196,506
4.90% 3/15/45	150,000	166,657
6.63% 6/15/37	300,000	376,845
7.50% 4/15/32	100,000	135,589
		39,142,224
Oil & Gas Services–0.09%
Baker Hughes 2.77% 12/15/22	200,000	209,108
Baker Hughes a GE Co.
3.34% 12/15/27	250,000	265,539
4.08% 12/15/47	200,000	199,556
4.49% 5/1/30	30,000	34,133
Baker Hughes Holdings 5.13% 9/15/40	200,000	236,670
Halliburton
2.92% 3/1/30	150,000	147,163

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton (continued)
3.25% 11/15/21	200,000	$ 204,118
3.80% 11/15/25	18,000	19,498
4.75% 8/1/43	200,000	196,573
4.85% 11/15/35	100,000	105,678
5.00% 11/15/45	283,000	289,699
7.45% 9/15/39	200,000	257,077
National Oilwell Varco 3.95% 12/1/42	150,000	131,903
Schlumberger Finance Canada 1.40% 9/17/25	125,000	125,652
Schlumberger Investment
2.65% 6/26/30	150,000	151,796
3.65% 12/1/23	204,000	219,674
TechnipFMC 3.45% 10/1/22	100,000	103,464
		2,897,301
Packaging & Containers–0.05%
Bemis 4.50% 10/15/21	300,000	308,498
Packaging Corporation of America
3.00% 12/15/29	50,000	54,701
3.40% 12/15/27	70,000	78,132
4.05% 12/15/49	25,000	29,819
4.50% 11/1/23	150,000	165,889
Sonoco Products 5.75% 11/1/40	100,000	129,511
WestRock MWV 8.20% 1/15/30	150,000	211,769
WestRock RKT 4.90% 3/1/22	200,000	211,882
WRKCo
3.00% 9/15/24	100,000	107,321
3.75% 3/15/25	100,000	111,760
3.90% 6/1/28	50,000	57,144
4.00% 3/15/28	100,000	114,774
4.20% 6/1/32	50,000	60,291
		1,641,491
Pharmaceuticals–1.86%
AbbVie
2.15% 11/19/21	265,000	269,945
2.30% 11/21/22	195,000	201,784
2.60% 11/21/24	760,000	805,972
2.85% 5/14/23	150,000	157,782
2.95% 11/21/26	250,000	272,332
3.20% 11/6/22	225,000	236,948
3.20% 5/14/26	200,000	220,457
3.20% 11/21/29	525,000	577,256
3.25% 10/1/22	250,000	261,404
3.45% 3/15/22	500,000	517,992
3.60% 5/14/25	600,000	664,889
3.80% 3/15/25	500,000	554,818
4.05% 11/21/39	250,000	285,524
4.25% 11/21/49	525,000	620,104
4.30% 5/14/36	150,000	176,702
4.40% 11/6/42	300,000	356,451
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
4.45% 5/14/46	200,000	$ 237,693
4.50% 5/14/35	600,000	727,019
4.55% 3/15/35	250,000	305,572
4.63% 10/1/42	125,000	151,847
4.70% 5/14/45	665,000	815,967
4.75% 3/15/45	400,000	482,373
4.85% 6/15/44	750,000	919,298
AmerisourceBergen
2.80% 5/15/30	50,000	53,421
3.40% 5/15/24	250,000	272,426
3.45% 12/15/27	100,000	114,235
4.30% 12/15/47	100,000	116,121
AstraZeneca
0.70% 4/8/26	200,000	196,112
1.38% 8/6/30	200,000	194,543
2.13% 8/6/50	95,000	86,105
2.38% 6/12/22	150,000	154,696
3.13% 6/12/27	150,000	166,336
3.38% 11/16/25	150,000	167,933
3.50% 8/17/23	100,000	108,099
4.00% 1/17/29	105,000	123,745
4.00% 9/18/42	150,000	183,026
4.38% 11/16/45	95,000	122,961
4.38% 8/17/48	125,000	163,372
6.45% 9/15/37	250,000	378,227
Becton Dickinson & Co.
2.89% 6/6/22	535,000	553,471
3.70% 6/6/27	196,000	222,127
4.67% 6/6/47	125,000	154,031
Becton Dickinson and Co
3.36% 6/6/24	150,000	162,270
3.73% 12/15/24	350,000	386,852
Becton Dickinson and Co. 3.79% 5/20/50	200,000	223,183
Bristol-Myers Squibb
2.00% 8/1/22	100,000	103,077
2.60% 5/16/22	150,000	155,608
2.75% 2/15/23	200,000	210,260
2.90% 7/26/24	620,000	671,820
3.20% 6/15/26	120,000	135,264
3.25% 8/15/22	250,000	263,369
3.25% 2/20/23	150,000	159,530
3.25% 8/1/42	100,000	114,650
3.45% 11/15/27	200,000	229,734
3.63% 5/15/24	200,000	220,367
3.88% 8/15/25	200,000	228,306
3.90% 2/20/28	250,000	296,199
4.00% 8/15/23	100,000	109,000
4.13% 6/15/39	585,000	734,998
4.25% 10/26/49	210,000	275,794
4.35% 11/15/47	200,000	263,964
4.50% 3/1/44	500,000	697,502
4.55% 2/20/48	250,000	337,719

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb (continued)
4.63% 5/15/44	300,000	$ 401,894
5.00% 8/15/45	110,000	153,575
Cardinal Health
2.62% 6/15/22	150,000	154,790
3.08% 6/15/24	100,000	107,506
3.20% 3/15/23	100,000	105,797
3.41% 6/15/27	250,000	278,194
3.75% 9/15/25	100,000	111,873
4.37% 6/15/47	100,000	108,175
4.90% 9/15/45	100,000	115,475
Cigna
2.40% 3/15/30	150,000	155,099
3.05% 10/15/27	395,000	438,901
3.20% 3/15/40	105,000	111,106
3.25% 4/15/25	400,000	439,637
3.40% 3/15/50	85,000	89,070
3.75% 7/15/23	183,000	198,298
3.88% 10/15/47	400,000	440,941
4.13% 11/15/25	790,000	905,830
4.38% 10/15/28	200,000	237,531
4.80% 8/15/38	145,000	179,714
4.90% 12/15/48	145,000	188,639
6.13% 11/15/41	300,000	421,907
CVS Health
1.30% 8/21/27	165,000	162,427
1.75% 8/21/30	250,000	244,742
2.63% 8/15/24	65,000	69,272
2.70% 8/21/40	85,000	81,302
2.75% 12/1/22	200,000	208,554
2.88% 6/1/26	250,000	270,634
3.00% 8/15/26	65,000	71,001
3.25% 8/15/29	85,000	94,041
3.50% 7/20/22	200,000	209,761
3.63% 4/1/27	400,000	449,204
3.70% 3/9/23	216,000	231,370
3.75% 4/1/30	800,000	914,123
3.88% 7/20/25	400,000	450,966
4.13% 4/1/40	1,000,000	1,137,014
4.30% 3/25/28	830,000	970,951
4.78% 3/25/38	810,000	980,256
4.88% 7/20/35	225,000	285,804
5.05% 3/25/48	1,085,000	1,379,803
5.13% 7/20/45	215,000	270,647
Eli Lilly & Co.
2.25% 5/15/50	250,000	235,616
2.35% 5/15/22	75,000	77,343
2.50% 9/15/60	250,000	235,362
Eli Lilly and
3.38% 3/15/29	460,000	531,292
3.95% 3/15/49	250,000	312,653
4.15% 3/15/59	250,000	322,830
GlaxoSmithKline Capital
0.53% 10/1/23	125,000	125,092
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
GlaxoSmithKline Capital (continued)
2.85% 5/8/22	250,000	$ 260,089
2.88% 6/1/22	200,000	207,815
3.00% 6/1/24	140,000	151,397
3.38% 6/1/29	165,000	190,398
3.63% 5/15/25	510,000	579,129
5.38% 4/15/34	100,000	141,020
6.38% 5/15/38	450,000	693,064
Johnson & Johnson
0.55% 9/1/25	250,000	250,158
0.95% 9/1/27	155,000	155,100
1.30% 9/1/30	355,000	358,319
2.05% 3/1/23	150,000	155,832
2.10% 9/1/40	335,000	333,321
2.25% 3/3/22	200,000	205,199
2.45% 12/5/21	150,000	154,035
2.45% 3/1/26	150,000	163,785
2.45% 9/1/60	165,000	164,801
2.63% 1/15/25	150,000	162,824
2.90% 1/15/28	550,000	618,159
2.95% 3/3/27	200,000	222,655
3.40% 1/15/38	150,000	175,295
3.50% 1/15/48	95,000	117,346
3.55% 3/1/36	70,000	84,680
3.70% 3/1/46	80,000	100,070
3.75% 3/3/47	200,000	255,444
4.38% 12/5/33	183,000	241,807
4.85% 5/15/41	100,000	139,561
5.85% 7/15/38	100,000	154,148
McKesson
2.70% 12/15/22	100,000	104,009
3.80% 3/15/24	200,000	218,999
4.75% 5/30/29	200,000	242,931
Mead Johnson Nutrition
4.13% 11/15/25	95,000	109,761
5.90% 11/1/39	50,000	72,535
Merck & Co.
0.75% 2/24/26	515,000	516,572
1.45% 6/24/30	105,000	106,458
2.35% 6/24/40	145,000	147,150
2.40% 9/15/22	150,000	155,588
2.45% 6/24/50	100,000	99,467
2.75% 2/10/25	400,000	434,917
2.80% 5/18/23	250,000	266,539
2.90% 3/7/24	90,000	97,122
3.40% 3/7/29	200,000	232,743
3.60% 9/15/42	100,000	122,155
3.90% 3/7/39	200,000	247,816
4.00% 3/7/49	135,000	170,031
4.15% 5/18/43	242,000	307,292
Mylan
3.95% 6/15/26	250,000	280,857
4.55% 4/15/28	150,000	174,645
5.20% 4/15/48	150,000	185,609

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mylan (continued)
5.25% 6/15/46	160,000	$ 198,194
5.40% 11/29/43	133,000	168,179
Novartis Capital
1.75% 2/14/25	150,000	157,031
2.00% 2/14/27	150,000	158,956
2.20% 8/14/30	150,000	160,771
2.40% 5/17/22	200,000	206,701
2.75% 8/14/50	100,000	107,118
3.00% 11/20/25	250,000	278,076
3.10% 5/17/27	125,000	139,988
3.40% 5/6/24	250,000	275,730
3.70% 9/21/42	150,000	183,595
4.40% 5/6/44	250,000	336,580
Perrigo Finance Unlimited
3.15% 6/15/30	200,000	207,262
4.38% 3/15/26	200,000	223,461
Pfizer
0.80% 5/28/25	125,000	125,594
1.70% 5/28/30	125,000	128,670
2.20% 12/15/21	150,000	153,469
2.55% 5/28/40	700,000	722,134
2.70% 5/28/50	115,000	119,726
2.75% 6/3/26	150,000	166,118
2.80% 3/11/22	65,000	67,278
2.95% 3/15/24	150,000	161,906
3.00% 6/15/23	200,000	214,104
3.20% 9/15/23	150,000	161,861
3.40% 5/15/24	400,000	439,293
3.45% 3/15/29	250,000	292,390
3.60% 9/15/28	250,000	294,816
3.90% 3/15/39	50,000	60,621
4.00% 12/15/36	100,000	122,287
4.00% 3/15/49	200,000	253,775
4.10% 9/15/38	150,000	185,530
4.20% 9/15/48	100,000	128,439
7.20% 3/15/39	300,000	496,699
Sanofi
3.38% 6/19/23	150,000	162,194
3.63% 6/19/28	150,000	175,752
Shire Acquisitions Investments Ireland
2.88% 9/23/23	300,000	318,430
3.20% 9/23/26	300,000	333,494
Takeda Pharmaceutical
2.05% 3/31/30	1,100,000	1,114,051
3.03% 7/9/40	200,000	206,582
3.18% 7/9/50	200,000	204,720
3.38% 7/9/60	200,000	205,864
5.00% 11/26/28	200,000	248,146
Upjohn
1.13% 6/22/22	500,000	503,810
1.65% 6/22/25	180,000	184,217
2.70% 6/22/30	95,000	98,292
4.00% 6/22/50	95,000	101,138
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Wyeth
5.95% 4/1/37	350,000	$ 517,232
6.00% 2/15/36	100,000	145,055
6.50% 2/1/34	100,000	155,084
Zoetis
2.00% 5/15/30	200,000	205,848
3.00% 9/12/27	100,000	110,499
3.00% 5/15/50	145,000	155,000
3.25% 2/1/23	163,000	171,975
3.90% 8/20/28	50,000	59,321
3.95% 9/12/47	100,000	122,953
4.45% 8/20/48	50,000	65,501
4.50% 11/13/25	200,000	233,906
4.70% 2/1/43	150,000	197,142
		58,817,799
Pipelines–0.96%
Boardwalk Pipelines
3.38% 2/1/23	100,000	102,669
3.40% 2/15/31	45,000	44,076
4.45% 7/15/27	70,000	75,350
4.95% 12/15/24	50,000	54,888
5.95% 6/1/26	50,000	58,201
Cheniere Corpus Christi Holdings
3.70% 11/15/29	230,000	238,913
5.13% 6/30/27	500,000	556,702
Columbia Pipeline Group
4.50% 6/1/25	250,000	288,308
5.80% 6/1/45	100,000	130,134
Enable Midstream Partners
3.90% 5/15/24	200,000	196,894
4.40% 3/15/27	100,000	96,022
5.00% 5/15/44	70,000	58,609
Enbridge
2.90% 7/15/22	200,000	207,577
3.50% 6/10/24	100,000	108,085
3.70% 7/15/27	200,000	222,396
4.00% 10/1/23	150,000	162,375
4.25% 12/1/26	100,000	114,670
4.50% 6/10/44	100,000	112,787
5.50% 12/1/46	100,000	131,290
Enbridge Energy Partners 7.50% 4/15/38	300,000	418,365
Energy Transfer Operating
2.90% 5/15/25	95,000	95,494
3.60% 2/1/23	100,000	102,776
3.75% 5/15/30	105,000	101,627
4.05% 3/15/25	100,000	105,076
4.20% 9/15/23	50,000	52,686
4.20% 4/15/27	150,000	155,082
4.75% 1/15/26	400,000	426,222
4.95% 6/15/28	75,000	79,386
5.00% 5/15/50	315,000	289,161
5.15% 3/15/45	150,000	135,580

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Operating (continued)
5.20% 2/1/22	250,000	$ 258,860
5.25% 4/15/29	500,000	537,652
5.30% 4/15/47	150,000	139,064
5.80% 6/15/38	100,000	98,362
5.95% 10/1/43	125,000	123,307
6.13% 12/15/45	400,000	400,742
6.50% 2/1/42	150,000	155,440
7.50% 7/1/38	200,000	233,281
Energy Transfer Partners 6.00% 6/15/48	100,000	100,408
Enterprise Products Operating
2.80% 1/31/30	105,000	111,159
3.13% 7/31/29	150,000	163,372
3.20% 2/15/52	750,000	677,995
3.35% 3/15/23	350,000	370,385
3.50% 2/1/22	75,000	77,909
3.70% 2/15/26	150,000	168,196
3.75% 2/15/25	340,000	377,162
3.90% 2/15/24	200,000	218,131
3.95% 2/15/27	245,000	280,568
4.05% 2/15/22	100,000	104,841
4.15% 10/16/28	100,000	116,818
4.20% 1/31/50	100,000	106,172
4.25% 2/15/48	90,000	95,424
4.45% 2/15/43	125,000	134,693
4.80% 2/1/49	100,000	115,086
4.85% 8/15/42	200,000	226,251
4.85% 3/15/44	125,000	141,947
4.90% 5/15/46	100,000	112,544
5.70% 2/15/42	150,000	189,990
5.95% 2/1/41	100,000	125,955
6.13% 10/15/39	50,000	63,842
7.55% 4/15/38	100,000	139,912
Kinder Morgan
2.00% 2/15/31	140,000	134,456
3.15% 1/15/23	250,000	262,415
3.25% 8/1/50	145,000	130,947
4.30% 6/1/25	200,000	225,027
4.30% 3/1/28	200,000	227,377
5.20% 3/1/48	150,000	175,423
5.55% 6/1/45	700,000	832,080
Kinder Morgan Energy Partners
3.50% 9/1/23	200,000	213,132
3.95% 9/1/22	100,000	105,381
5.00% 3/1/43	250,000	278,415
5.80% 3/15/35	150,000	180,191
6.50% 9/1/39	100,000	125,812
6.55% 9/15/40	200,000	251,548
7.75% 3/15/32	200,000	271,639
Magellan Midstream Partners
3.95% 3/1/50	100,000	102,280
4.20% 10/3/47	100,000	103,930
4.25% 9/15/46	180,000	189,144
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Magellan Midstream Partners (continued)
5.00% 3/1/26	100,000	$ 116,553
MPLX
1.75% 3/1/26	70,000	69,841
2.65% 8/15/30	390,000	382,139
3.38% 3/15/23	275,000	289,749
3.50% 12/1/22	40,000	41,920
4.00% 3/15/28	175,000	190,952
4.13% 3/1/27	165,000	182,175
4.25% 12/1/27	50,000	56,182
4.50% 4/15/38	290,000	296,437
4.70% 4/15/48	115,000	116,300
4.88% 12/1/24	500,000	558,498
4.90% 4/15/58	50,000	50,628
5.20% 3/1/47	165,000	176,953
5.20% 12/1/47	90,000	98,430
ONEOK
2.20% 9/15/25	100,000	98,533
2.75% 9/1/24	150,000	153,611
3.10% 3/15/30	100,000	96,210
3.40% 9/1/29	150,000	147,136
4.00% 7/13/27	85,000	88,454
4.45% 9/1/49	60,000	52,784
4.50% 3/15/50	100,000	88,339
4.55% 7/15/28	150,000	158,898
4.95% 7/13/47	100,000	94,926
5.20% 7/15/48	75,000	72,172
ONEOK Partners
3.38% 10/1/22	150,000	155,822
4.90% 3/15/25	100,000	109,563
6.13% 2/1/41	100,000	105,426
6.20% 9/15/43	178,000	187,766
6.65% 10/1/36	100,000	112,460
Phillips 66 Partners
2.45% 12/15/24	100,000	102,865
3.15% 12/15/29	100,000	98,622
3.55% 10/1/26	100,000	105,477
3.75% 3/1/28	50,000	52,103
4.68% 2/15/45	40,000	40,700
4.90% 10/1/46	100,000	103,703
Plains All American Pipeline
4.30% 1/31/43	100,000	84,590
4.50% 12/15/26	100,000	106,680
4.65% 10/15/25	200,000	214,847
4.70% 6/15/44	600,000	535,928
5.15% 6/1/42	200,000	188,457
6.65% 1/15/37	125,000	135,877
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	75,942
4.50% 5/15/30	655,000	737,189
5.63% 3/1/25	545,000	623,067
5.75% 5/15/24	545,000	616,959
Spectra Energy Partners
3.38% 10/15/26	145,000	159,434

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Spectra Energy Partners (continued)
4.50% 3/15/45	50,000	$ 56,724
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	203,614
3.90% 7/15/26	100,000	102,842
4.00% 10/1/27	245,000	250,137
5.30% 4/1/44	200,000	185,382
5.40% 10/1/47	245,000	230,931
5.95% 12/1/25	100,000	114,116
TC PipeLines 4.38% 3/13/25	150,000	164,157
Tennessee Gas Pipeline 7.63% 4/1/37	150,000	199,779
TransCanada PipeLines
2.50% 8/1/22	150,000	154,685
3.75% 10/16/23	150,000	162,490
4.25% 5/15/28	150,000	173,316
4.63% 3/1/34	200,000	235,990
4.75% 5/15/38	150,000	176,727
4.88% 1/15/26	100,000	117,638
4.88% 5/15/48	150,000	185,599
5.10% 3/15/49	450,000	573,956
6.10% 6/1/40	100,000	132,554
7.25% 8/15/38	100,000	145,437
7.63% 1/15/39	250,000	379,969
Transcontinental Gas Pipe Line
3.25% 5/15/30	100,000	108,015
3.95% 5/15/50	200,000	206,343
4.00% 3/15/28	100,000	111,433
4.45% 8/1/42	100,000	110,756
4.60% 3/15/48	100,000	113,752
Valero Energy Partners
4.38% 12/15/26	85,000	95,283
4.50% 3/15/28	100,000	111,951
Williams
3.50% 11/15/30	650,000	706,290
3.70% 1/15/23	65,000	68,691
3.75% 6/15/27	250,000	274,208
4.00% 11/15/21	100,000	102,980
4.30% 3/4/24	195,000	213,320
4.55% 6/24/24	245,000	271,462
4.85% 3/1/48	70,000	78,572
5.75% 6/24/44	95,000	111,855
6.30% 4/15/40	470,000	580,261
		30,438,578
Private Equity–0.01%
Brookfield Asset Management 4.00% 1/15/25	150,000	168,203
		168,203
Real Estate–0.01%
CBRE Services 4.88% 3/1/26	300,000	351,392
		351,392
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.96%
Alexandria Real Estate Equities
2.75% 12/15/29	100,000	$ 108,697
3.38% 8/15/31	60,000	67,654
3.45% 4/30/25	100,000	111,535
3.95% 1/15/27	25,000	28,440
3.95% 1/15/28	100,000	115,040
4.00% 2/1/50	100,000	119,451
4.30% 1/15/26	250,000	288,689
4.50% 7/30/29	110,000	132,405
American Campus Communities Operating Partnership
3.63% 11/15/27	55,000	58,532
4.13% 7/1/24	100,000	107,773
American Campus Communities Operating Partnership L.P. 3.88% 1/30/31	35,000	38,192
American Campus Communities Operating Partnership LP 2.85% 2/1/30	70,000	70,853
American Tower
1.30% 9/15/25	25,000	25,261
1.88% 10/15/30	250,000	246,218
2.10% 6/15/30	25,000	25,242
2.25% 1/15/22	200,000	204,579
2.95% 1/15/25	100,000	108,011
3.00% 6/15/23	100,000	105,899
3.10% 6/15/50	300,000	295,983
3.13% 1/15/27	200,000	218,318
3.38% 10/15/26	200,000	221,423
3.50% 1/31/23	250,000	265,711
3.60% 1/15/28	100,000	112,114
3.80% 8/15/29	665,000	761,205
4.00% 6/1/25	100,000	112,472
4.70% 3/15/22	225,000	238,442
5.00% 2/15/24	100,000	113,060
AvalonBay Communities
2.45% 1/15/31	105,000	112,234
2.90% 10/15/26	50,000	54,832
3.20% 1/15/28	85,000	94,530
3.30% 6/1/29	60,000	68,179
3.45% 6/1/25	100,000	110,781
3.50% 11/15/24	200,000	220,400
3.50% 11/15/25	50,000	56,262
3.90% 10/15/46	50,000	60,508
4.15% 7/1/47	50,000	62,819
Boston Properties
2.75% 10/1/26	300,000	321,354
3.20% 1/15/25	100,000	108,276
3.40% 6/21/29	150,000	163,095
3.65% 2/1/26	100,000	111,116
3.85% 2/1/23	125,000	133,104
4.50% 12/1/28	70,000	82,458
Brandywine Operating Partnership
3.95% 2/15/23	50,000	51,711

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership (continued)
3.95% 11/15/27	50,000	$ 51,872
Brixmor Operating Partnership
3.25% 9/15/23	150,000	155,278
3.85% 2/1/25	70,000	74,942
3.90% 3/15/27	100,000	105,771
4.05% 7/1/30	300,000	321,855
4.13% 6/15/26	50,000	54,432
Camden Property Trust
3.15% 7/1/29	125,000	138,598
3.35% 11/1/49	40,000	44,211
CC Holdings 3.85% 4/15/23	150,000	161,534
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	102,388
Corporate Office Properties 2.25% 3/15/26	90,000	91,010
Crown Castle International
2.25% 1/15/31	40,000	40,295
3.15% 7/15/23	110,000	116,914
3.20% 9/1/24	105,000	113,221
3.25% 1/15/51	150,000	148,815
3.65% 9/1/27	140,000	156,580
3.70% 6/15/26	365,000	406,998
3.80% 2/15/28	150,000	169,842
4.00% 3/1/27	40,000	45,412
4.45% 2/15/26	365,000	418,089
4.75% 5/15/47	25,000	30,837
5.20% 2/15/49	100,000	131,414
CubeSmart
2.00% 2/15/31	160,000	157,750
3.00% 2/15/30	100,000	107,272
3.13% 9/1/26	50,000	54,151
4.38% 12/15/23	65,000	71,419
4.38% 2/15/29	30,000	35,179
CyrusOne
2.15% 11/1/30	250,000	244,275
2.90% 11/15/24	75,000	79,504
3.45% 11/15/29	85,000	92,103
Digital Realty Trust
2.75% 2/1/23	50,000	52,296
3.60% 7/1/29	65,000	74,528
3.70% 8/15/27	100,000	112,497
4.75% 10/1/25	100,000	116,955
Duke Realty
1.75% 7/1/30	100,000	99,468
3.75% 12/1/24	250,000	276,597
EPR Properties
4.50% 6/1/27	100,000	92,160
4.75% 12/15/26	100,000	95,693
4.95% 4/15/28	100,000	96,555
Equinix
1.00% 9/15/25	250,000	247,658
1.25% 7/15/25	55,000	55,365
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Equinix (continued)
1.55% 3/15/28	125,000	$ 124,877
2.15% 7/15/30	55,000	55,678
2.63% 11/18/24	125,000	132,883
2.90% 11/18/26	90,000	97,042
2.95% 9/15/51	250,000	243,253
3.00% 7/15/50	45,000	44,624
3.20% 11/18/29	90,000	99,153
5.38% 5/15/27	160,000	174,529
ERP Operating
2.50% 2/15/30	100,000	106,117
2.85% 11/1/26	140,000	154,816
3.00% 7/1/29	100,000	110,106
3.38% 6/1/25	100,000	110,656
4.15% 12/1/28	100,000	118,579
4.50% 7/1/44	150,000	192,120
4.50% 6/1/45	50,000	64,511
4.63% 12/15/21	90,000	93,537
Essex Portfolio
1.65% 1/15/31	250,000	243,404
3.00% 1/15/30	100,000	107,402
3.25% 5/1/23	100,000	105,273
3.38% 4/15/26	50,000	55,523
3.63% 5/1/27	200,000	223,298
4.00% 3/1/29	100,000	115,729
Federal Realty Investment Trust
3.25% 7/15/27	100,000	106,136
3.95% 1/15/24	100,000	108,305
4.50% 12/1/44	100,000	113,828
GLP Capital
3.35% 9/1/24	85,000	86,216
4.00% 1/15/30	95,000	98,319
4.00% 1/15/31	50,000	52,051
5.25% 6/1/25	75,000	81,436
5.38% 11/1/23	75,000	80,247
5.38% 4/15/26	145,000	160,703
5.75% 6/1/28	75,000	85,627
Healthcare Realty Trust
2.05% 3/15/31	155,000	152,922
2.40% 3/15/30	100,000	101,293
Healthcare Trust of America Holdings
2.00% 3/15/31	110,000	107,681
3.10% 2/15/30	50,000	53,755
3.50% 8/1/26	95,000	105,724
3.75% 7/1/27	50,000	55,594
Healthpeak Properties
3.00% 1/15/30	150,000	161,880
3.88% 8/15/24	200,000	221,684
4.00% 6/1/25	250,000	281,106
4.25% 11/15/23	5,000	5,472
Highwoods Realty
2.60% 2/1/31	65,000	64,428
3.88% 3/1/27	60,000	65,057
4.20% 4/15/29	100,000	112,211

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts
3.38% 12/15/29	150,000	$ 140,175
3.50% 9/15/30	70,000	67,134
Hudson Pacific Properties
3.95% 11/1/27	25,000	26,880
4.65% 4/1/29	100,000	114,104
Kilroy Realty
2.50% 11/15/32	50,000	48,643
3.05% 2/15/30	100,000	104,629
3.45% 12/15/24	100,000	105,503
4.25% 8/15/29	150,000	169,870
Kimco Realty
2.70% 3/1/24	100,000	104,701
2.80% 10/1/26	100,000	106,889
3.30% 2/1/25	120,000	129,995
3.40% 11/1/22	50,000	52,628
3.80% 4/1/27	100,000	109,054
4.13% 12/1/46	100,000	104,468
4.45% 9/1/47	100,000	108,513
Kite Realty Group 4.00% 10/1/26	50,000	48,136
Life Storage
2.20% 10/15/30	235,000	234,575
4.00% 6/15/29	100,000	113,501
LifeStorage 3.50% 7/1/26	100,000	110,981
Mid-America Apartments
1.70% 2/15/31	50,000	49,193
3.75% 6/15/24	100,000	108,715
3.95% 3/15/29	100,000	115,717
4.00% 11/15/25	50,000	56,435
4.20% 6/15/28	100,000	116,126
4.30% 10/15/23	50,000	54,624
National Retail Properties
2.50% 4/15/30	150,000	149,575
3.10% 4/15/50	150,000	133,699
3.30% 4/15/23	100,000	105,243
3.60% 12/15/26	100,000	108,080
4.00% 11/15/25	65,000	72,016
Office Properties Income Trust
4.25% 5/15/24	250,000	249,908
4.50% 2/1/25	250,000	252,897
Omega Healthcare Investors
3.63% 10/1/29	100,000	101,267
4.38% 8/1/23	50,000	53,608
4.50% 4/1/27	200,000	214,825
4.95% 4/1/24	57,000	60,682
5.25% 1/15/26	100,000	109,208
Physicians Realty
3.95% 1/15/28	100,000	104,130
4.30% 3/15/27	50,000	52,423
Piedmont Operating Partnership 3.15% 8/15/30	200,000	195,790
Prologis
1.25% 10/15/30	115,000	112,147
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Prologis (continued)
2.13% 4/15/27	50,000	$ 53,209
2.13% 10/15/50	85,000	76,327
2.25% 4/15/30	95,000	100,821
3.00% 4/15/50	50,000	53,429
3.75% 11/1/25	45,000	51,339
3.88% 9/15/28	65,000	76,677
4.38% 2/1/29	125,000	153,022
4.38% 9/15/48	50,000	67,384
Public Storage
2.37% 9/15/22	50,000	51,727
3.09% 9/15/27	60,000	67,278
3.39% 5/1/29	65,000	74,894
Realty Income
3.25% 10/15/22	100,000	104,886
3.88% 7/15/24	65,000	71,748
Realtyome
3.25% 6/15/29	250,000	276,329
3.65% 1/15/28	100,000	112,998
4.65% 8/1/23	100,000	110,626
4.65% 3/15/47	100,000	130,986
Regency Centers
3.60% 2/1/27	160,000	173,060
3.70% 6/15/30	105,000	115,181
4.13% 3/15/28	100,000	111,803
4.40% 2/1/47	165,000	184,732
Retail Properties of America 4.75% 9/15/30	250,000	250,304
Sabra Health Care
3.90% 10/15/29	100,000	97,354
4.80% 6/1/24	50,000	52,530
Simon Property Group
2.00% 9/13/24	100,000	103,075
2.35% 1/30/22	100,000	101,761
2.45% 9/13/29	150,000	148,524
2.63% 6/15/22	200,000	205,303
2.65% 7/15/30	200,000	200,947
3.25% 11/30/26	100,000	108,888
3.25% 9/13/49	100,000	91,499
3.38% 10/1/24	100,000	108,221
3.38% 6/15/27	200,000	214,526
4.25% 11/30/46	100,000	106,978
6.75% 2/1/40	300,000	419,931
SITE Centers
4.25% 2/1/26	100,000	107,046
4.70% 6/1/27	100,000	105,455
SL Green Operating Partnership 3.25% 10/15/22	60,000	61,221
SL Green Realty 4.50% 12/1/22	100,000	104,288
Spirit Realty
3.20% 1/15/27	100,000	101,232
3.40% 1/15/30	100,000	99,360
4.00% 7/15/29	45,000	46,781

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
STORE Capital
4.50% 3/15/28	50,000	$ 53,553
4.63% 3/15/29	100,000	107,170
Tanger Properties
3.13% 9/1/26	50,000	47,989
3.88% 7/15/27	100,000	97,200
UDR
2.10% 8/1/32	25,000	24,840
2.95% 9/1/26	50,000	54,382
3.20% 1/15/30	200,000	221,449
3.50% 1/15/28	100,000	110,521
4.00% 10/1/25	50,000	56,057
Ventas Realty
3.00% 1/15/30	100,000	101,897
3.13% 6/15/23	30,000	31,388
3.75% 5/1/24	150,000	160,693
3.85% 4/1/27	100,000	108,915
4.00% 3/1/28	100,000	108,852
4.13% 1/15/26	156,000	175,242
4.40% 1/15/29	150,000	170,312
4.88% 4/15/49	50,000	55,870
VEREIT Operating Partnership
3.10% 12/15/29	100,000	100,111
3.95% 8/15/27	80,000	85,162
4.60% 2/6/24	75,000	80,449
4.88% 6/1/26	95,000	105,903
Vornado Realty 3.50% 1/15/25	100,000	104,038
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	103,196
Welltower
2.70% 2/15/27	50,000	52,767
2.75% 1/15/31	105,000	107,821
3.10% 1/15/30	55,000	58,302
3.63% 3/15/24	80,000	86,521
4.25% 4/1/26	200,000	229,055
4.25% 4/15/28	50,000	56,594
4.95% 9/1/48	50,000	60,156
6.50% 3/15/41	250,000	328,727
Weyerhaeuser
4.63% 9/15/23	250,000	278,184
7.38% 3/15/32	250,000	364,226
WP Carey
4.25% 10/1/26	100,000	112,872
4.60% 4/1/24	100,000	110,811
		30,330,968
Retail–0.90%
Advance Auto Parts 1.75% 10/1/27	40,000	39,835
AutoNation
3.50% 11/15/24	100,000	106,330
3.80% 11/15/27	100,000	109,293
4.50% 10/1/25	45,000	50,018
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
AutoZone
1.65% 1/15/31	85,000	$ 83,525
2.88% 1/15/23	100,000	104,831
3.13% 4/18/24	100,000	107,648
3.13% 4/21/26	75,000	82,042
3.75% 6/1/27	150,000	171,455
3.75% 4/18/29	100,000	115,583
Best Buy 1.95% 10/1/30	250,000	248,318
Costco Wholesale
1.38% 6/20/27	500,000	511,862
2.30% 5/18/22	250,000	257,920
3.00% 5/18/27	250,000	280,123
Darden Restaurants 4.55% 2/15/48	35,000	34,776
Dollar General
3.25% 4/15/23	200,000	212,217
3.88% 4/15/27	100,000	114,730
4.13% 5/1/28	70,000	81,997
4.15% 11/1/25	75,000	86,427
Dollar Tree
3.70% 5/15/23	155,000	166,674
4.20% 5/15/28	165,000	194,386
Home Depot
2.13% 9/15/26	155,000	166,900
2.70% 4/1/23	150,000	158,050
2.70% 4/15/30	800,000	890,035
2.80% 9/14/27	200,000	220,947
3.00% 4/1/26	125,000	140,614
3.13% 12/15/49	250,000	277,617
3.25% 3/1/22	90,000	93,745
3.35% 9/15/25	265,000	298,610
3.35% 4/15/50	400,000	460,962
3.50% 9/15/56	135,000	158,450
3.75% 2/15/24	200,000	220,625
3.90% 12/6/28	60,000	71,044
3.90% 6/15/47	150,000	184,785
4.20% 4/1/43	150,000	187,485
4.25% 4/1/46	100,000	127,189
4.50% 12/6/48	200,000	267,506
4.88% 2/15/44	96,000	130,923
5.40% 9/15/40	100,000	141,496
5.88% 12/16/36	350,000	526,251
5.95% 4/1/41	100,000	150,954
Kohl's
4.25% 7/17/25	50,000	48,532
5.55% 7/17/45	50,000	45,905
9.50% 5/15/25	55,000	64,891
Lowe's
3.10% 5/3/27	250,000	278,633
3.12% 4/15/22	100,000	103,543
3.38% 9/15/25	120,000	133,994
3.65% 4/5/29	170,000	196,211
3.70% 4/15/46	200,000	228,858
3.88% 9/15/23	200,000	218,193

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's (continued)
4.05% 5/3/47	147,000	$ 175,405
4.25% 9/15/44	250,000	297,778
4.38% 9/15/45	45,000	55,343
4.50% 4/15/30	400,000	493,935
4.55% 4/5/49	65,000	83,603
4.65% 4/15/42	100,000	125,987
Lowe's Cos 5.13% 4/15/50	500,000	684,157
McDonald's
1.45% 9/1/25	55,000	56,627
2.13% 3/1/30	65,000	67,589
2.63% 1/15/22	100,000	102,914
3.25% 6/10/24	300,000	327,867
3.35% 4/1/23	155,000	165,479
3.38% 5/26/25	150,000	166,876
3.50% 3/1/27	150,000	169,776
3.63% 5/1/43	100,000	111,774
3.63% 9/1/49	50,000	55,850
3.70% 1/30/26	1,000,000	1,138,641
3.80% 4/1/28	200,000	232,576
4.45% 3/1/47	225,000	278,851
4.45% 9/1/48	40,000	49,644
4.60% 5/26/45	94,000	116,372
4.70% 12/9/35	270,000	344,964
4.88% 12/9/45	275,000	356,311
6.30% 3/1/38	50,000	74,641
O'Reilly Automotive
1.75% 3/15/31	225,000	222,217
3.55% 3/15/26	150,000	169,435
3.60% 9/1/27	100,000	113,698
3.80% 9/1/22	100,000	105,368
3.90% 6/1/29	100,000	116,851
4.35% 6/1/28	100,000	118,944
Ross Stores 5.45% 4/15/50	400,000	521,133
Starbucks
1.30% 5/7/22	55,000	55,712
2.45% 6/15/26	100,000	108,352
2.55% 11/15/30	200,000	211,518
2.70% 6/15/22	100,000	103,409
3.10% 3/1/23	150,000	158,875
3.50% 3/1/28	150,000	170,628
3.50% 11/15/50	200,000	211,141
3.55% 8/15/29	200,000	229,366
3.75% 12/1/47	70,000	76,106
3.80% 8/15/25	150,000	169,478
3.85% 10/1/23	100,000	108,879
4.00% 11/15/28	150,000	176,560
4.30% 6/15/45	105,000	123,401
4.45% 8/15/49	200,000	242,478
4.50% 11/15/48	80,000	97,626
Target
2.35% 2/15/30	60,000	65,100
2.50% 4/15/26	100,000	109,224
2.65% 9/15/30	400,000	447,401
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Target (continued)
2.90% 1/15/22	300,000	$ 310,378
3.38% 4/15/29	200,000	232,400
3.63% 4/15/46	290,000	363,398
3.90% 11/15/47	150,000	197,585
4.00% 7/1/42	150,000	196,209
TJX
2.25% 9/15/26	250,000	266,065
2.50% 5/15/23	100,000	104,806
TJXs 3.88% 4/15/30	500,000	592,610
Walgreen 3.10% 9/15/22	150,000	157,027
Walgreens Boots Alliance
3.45% 6/1/26	45,000	49,158
3.80% 11/18/24	700,000	770,761
4.65% 6/1/46	40,000	42,530
4.80% 11/18/44	500,000	546,154
Walmart
2.35% 12/15/22	150,000	156,466
2.38% 9/24/29	45,000	49,670
2.55% 4/11/23	300,000	314,988
2.85% 7/8/24	115,000	124,753
2.95% 9/24/49	100,000	112,337
3.05% 7/8/26	85,000	95,681
3.25% 7/8/29	780,000	908,805
3.40% 6/26/23	350,000	377,650
3.55% 6/26/25	250,000	282,490
3.63% 12/15/47	70,000	85,969
3.70% 6/26/28	400,000	472,727
3.95% 6/28/38	630,000	788,353
4.05% 6/29/48	200,000	260,332
5.00% 10/25/40	1,000,000	1,403,362
		28,581,462
Savings & Loans–0.00%
People's United Financial 3.65% 12/6/22	150,000	158,261
		158,261
Semiconductors–0.58%
Analog Devices
2.50% 12/5/21	60,000	61,135
3.13% 12/5/23	150,000	161,299
3.50% 12/5/26	150,000	169,674
3.90% 12/15/25	60,000	68,586
5.30% 12/15/45	100,000	140,916
Applied Materials
1.75% 6/1/30	30,000	30,750
3.30% 4/1/27	80,000	90,895
3.90% 10/1/25	70,000	80,252
4.35% 4/1/47	70,000	92,437
5.10% 10/1/35	70,000	96,990
5.85% 6/15/41	350,000	514,621
Broadcom
2.25% 11/15/23	145,000	150,737

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom (continued)
2.65% 1/15/23	200,000	$ 207,750
3.13% 1/15/25	145,000	154,653
3.15% 11/15/25	660,000	711,857
3.50% 1/15/28	400,000	433,168
3.88% 1/15/27	250,000	277,216
4.11% 9/15/28	633,000	707,860
4.15% 11/15/30	700,000	785,880
4.25% 4/15/26	250,000	281,698
4.30% 11/15/32	115,000	131,108
4.70% 4/15/25	700,000	795,266
4.75% 4/15/29	500,000	580,675
Intel
2.35% 5/11/22	200,000	206,098
2.60% 5/19/26	150,000	165,004
2.70% 12/15/22	150,000	157,905
2.88% 5/11/24	400,000	432,325
3.25% 11/15/49	565,000	629,575
3.30% 10/1/21	254,000	261,523
3.40% 3/25/25	400,000	448,081
3.70% 7/29/25	365,000	415,117
3.73% 12/8/47	200,000	238,305
3.90% 3/25/30	1,000,000	1,206,823
4.00% 12/15/32	250,000	309,863
4.10% 5/19/46	150,000	186,820
4.95% 3/25/60	300,000	436,559
KLA
3.30% 3/1/50	75,000	78,455
4.65% 11/1/24	300,000	342,515
Lam Research
1.90% 6/15/30	50,000	51,769
2.88% 6/15/50	35,000	36,151
3.13% 6/15/60	240,000	256,273
3.75% 3/15/26	100,000	114,697
4.00% 3/15/29	85,000	101,788
4.88% 3/15/49	50,000	70,617
Marvell Technology Group
4.20% 6/22/23	100,000	107,958
4.88% 6/22/28	100,000	120,617
Maxim Integrated Products 3.38% 3/15/23	100,000	106,472
Micron Technology
4.19% 2/15/27	75,000	85,193
4.64% 2/6/24	30,000	33,450
4.98% 2/6/26	100,000	115,899
5.33% 2/6/29	100,000	120,199
NVIDIA
3.20% 9/16/26	200,000	225,539
3.50% 4/1/50	600,000	701,048
NXP
2.70% 5/1/25	40,000	42,339
3.15% 5/1/27	65,000	70,392
3.40% 5/1/30	85,000	92,983
4.88% 3/1/24	100,000	112,435
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP (continued)
5.35% 3/1/26	100,000	$ 118,223
5.55% 12/1/28	65,000	80,405
QUALCOMM
2.15% 5/20/30	200,000	209,546
2.60% 1/30/23	300,000	314,361
2.90% 5/20/24	200,000	215,124
3.00% 5/20/22	300,000	312,626
3.25% 5/20/27	200,000	224,127
3.25% 5/20/50	90,000	99,807
3.45% 5/20/25	300,000	334,417
4.65% 5/20/35	200,000	268,582
4.80% 5/20/45	200,000	267,735
Texas Instruments
2.25% 5/1/23	250,000	261,044
2.25% 9/4/29	65,000	69,680
2.63% 5/15/24	48,000	51,536
3.88% 3/15/39	55,000	67,894
4.15% 5/15/48	300,000	391,430
Xilinx
2.38% 6/1/30	100,000	105,232
2.95% 6/1/24	100,000	107,402
		18,305,381
Software–0.77%
Activision Blizzard
3.40% 9/15/26	100,000	113,874
3.40% 6/15/27	45,000	50,814
4.50% 6/15/47	60,000	75,816
Adobe
1.70% 2/1/23	40,000	41,243
1.90% 2/1/25	65,000	68,710
2.15% 2/1/27	65,000	69,749
2.30% 2/1/30	390,000	420,575
3.25% 2/1/25	95,000	105,142
Autodesk
2.85% 1/15/30	55,000	60,485
3.50% 6/15/27	100,000	113,391
4.38% 6/15/25	100,000	114,704
Broadridge Financial Solutions 2.90% 12/1/29	150,000	162,394
CA 4.70% 3/15/27	100,000	109,969
Cadence Design Systems 4.38% 10/15/24	75,000	84,405
Citrix Systems
3.30% 3/1/30	500,000	533,639
4.50% 12/1/27	100,000	114,531
Electronic Arts 4.80% 3/1/26	100,000	118,616
Fidelity National Information Services
3.00% 8/15/26	500,000	554,944
3.50% 4/15/23	164,000	174,623
3.88% 6/5/24	28,000	30,891
4.25% 5/15/28	80,000	95,839

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Fiserv
2.25% 6/1/27	500,000	$ 527,803
2.65% 6/1/30	500,000	537,673
2.75% 7/1/24	300,000	320,707
3.20% 7/1/26	65,000	72,201
3.50% 10/1/22	150,000	158,165
3.50% 7/1/29	180,000	204,864
3.85% 6/1/25	150,000	168,972
4.40% 7/1/49	140,000	174,647
Intuit 0.95% 7/15/25	65,000	65,608
Microsoft
2.00% 8/8/23	250,000	261,013
2.38% 5/1/23	150,000	157,368
2.40% 2/6/22	200,000	205,537
2.40% 8/8/26	850,000	925,904
2.53% 6/1/50	574,000	598,784
2.65% 11/3/22	200,000	209,172
2.68% 6/1/60	782,000	818,828
2.88% 2/6/24	515,000	554,152
3.13% 11/3/25	200,000	223,583
3.30% 2/6/27	500,000	571,465
3.45% 8/8/36	1,250,000	1,511,553
3.50% 11/15/42	150,000	184,540
3.63% 12/15/23	300,000	328,298
3.70% 8/8/46	850,000	1,066,579
3.95% 8/8/56	166,000	218,958
4.10% 2/6/37	126,000	163,475
4.20% 11/3/35	200,000	262,622
Oracle
2.40% 9/15/23	150,000	157,838
2.50% 5/15/22	1,000,000	1,031,266
2.50% 4/1/25	1,000,000	1,071,548
2.63% 2/15/23	70,000	73,112
2.95% 11/15/24	150,000	162,657
2.95% 4/1/30	500,000	558,790
3.25% 11/15/27	200,000	226,137
3.60% 4/1/40	1,000,000	1,140,451
3.60% 4/1/50	1,000,000	1,115,023
3.80% 11/15/37	90,000	105,418
3.85% 7/15/36	150,000	176,961
3.90% 5/15/35	355,000	431,301
4.00% 7/15/46	150,000	177,292
4.00% 11/15/47	140,000	165,609
4.30% 7/8/34	200,000	250,351
4.38% 5/15/55	800,000	1,003,758
4.50% 7/8/44	500,000	629,728
5.38% 7/15/40	400,000	556,937
6.13% 7/8/39	150,000	223,932
6.50% 4/15/38	200,000	311,693
salesforce.com
3.25% 4/11/23	100,000	107,205
3.70% 4/11/28	100,000	117,874
ServiceNow 1.40% 9/1/30	125,000	121,486
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
VMware
2.95% 8/21/22	105,000	$ 109,313
3.90% 8/21/27	85,000	94,886
4.50% 5/15/25	500,000	565,467
		24,392,858
Telecommunications–1.34%
America Movil
2.88% 5/7/30	200,000	216,624
3.13% 7/16/22	200,000	208,314
4.38% 7/16/42	200,000	245,020
6.13% 11/15/37	150,000	211,743
6.13% 3/30/40	250,000	359,818
6.38% 3/1/35	25,000	36,188
AT&T
1.65% 2/1/28	45,000	45,049
2.25% 2/1/32	210,000	209,756
2.30% 6/1/27	200,000	209,798
2.75% 6/1/31	1,400,000	1,472,090
2.95% 7/15/26	125,000	136,493
3.10% 2/1/43	250,000	243,890
3.40% 5/15/25	1,300,000	1,435,857
3.50% 6/1/41	1,900,000	1,998,229
3.50% 9/15/53	460,000	448,148
3.50% 2/1/61	170,000	161,416
3.55% 9/15/55	1,400,000	1,339,237
3.65% 6/1/51	400,000	403,715
3.65% 9/15/59	555,000	535,947
3.80% 2/15/27	105,000	118,366
3.85% 6/1/60	185,000	187,764
3.88% 1/15/26	150,000	170,049
4.13% 2/17/26	550,000	629,447
4.25% 3/1/27	500,000	580,257
4.30% 2/15/30	286,000	338,610
4.35% 3/1/29	370,000	434,291
4.35% 6/15/45	532,000	595,992
4.45% 4/1/24	300,000	335,443
4.50% 5/15/35	220,000	259,500
4.50% 3/9/48	693,000	791,163
4.75% 5/15/46	665,000	778,183
4.85% 3/1/39	120,000	144,555
4.90% 6/15/42	200,000	238,482
5.25% 3/1/37	150,000	187,694
5.35% 9/1/40	338,000	429,928
Bell Canada
4.30% 7/29/49	55,000	67,466
4.46% 4/1/48	100,000	122,815
British Telecommunications
4.50% 12/4/23	200,000	221,300
9.63% 12/15/30	350,000	560,824
Cisco Systems
2.50% 9/20/26	300,000	330,159
2.60% 2/28/23	150,000	158,181
2.95% 2/28/26	150,000	167,502

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Cisco Systems (continued)
3.00% 6/15/22	60,000	$ 62,835
3.50% 6/15/25	45,000	51,127
3.63% 3/4/24	100,000	110,789
5.50% 1/15/40	200,000	295,888
5.90% 2/15/39	300,000	447,504
Corning
2.90% 5/15/22	150,000	154,959
3.90% 11/15/49	100,000	114,877
4.75% 3/15/42	250,000	309,871
5.45% 11/15/79	40,000	50,967
5.75% 8/15/40	25,000	33,437
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	714,288
Juniper Networks 5.95% 3/15/41	100,000	128,032
Motorola Solutions
2.30% 11/15/30	85,000	84,319
4.00% 9/1/24	227,000	251,951
4.60% 2/23/28	100,000	116,698
4.60% 5/23/29	100,000	117,942
Orange
5.38% 1/13/42	100,000	140,503
9.00% 3/1/31	400,000	651,628
Rogers Communications
2.90% 11/15/26	200,000	221,953
3.00% 3/15/23	125,000	132,014
3.63% 12/15/25	65,000	73,508
3.70% 11/15/49	100,000	111,658
4.10% 10/1/23	300,000	329,091
4.30% 2/15/48	40,000	49,011
4.35% 5/1/49	155,000	188,736
4.50% 3/15/43	100,000	122,767
5.00% 3/15/44	100,000	130,559
7.50% 8/15/38	25,000	38,810
Telefonica Emisiones
4.67% 3/6/38	150,000	172,609
4.90% 3/6/48	200,000	230,088
5.21% 3/8/47	300,000	355,781
5.52% 3/1/49	200,000	248,579
7.05% 6/20/36	175,000	250,971
Telefonica Europe 8.25% 9/15/30	200,000	301,237
TELUS
2.80% 2/16/27	100,000	107,641
3.70% 9/15/27	100,000	113,165
4.30% 6/15/49	200,000	244,573
4.60% 11/16/48	100,000	124,516
T-Mobile USA
1.50% 2/15/26	200,000	200,436
2.05% 2/15/28	255,000	260,620
2.55% 2/15/31	230,000	238,298
3.00% 2/15/41	90,000	88,852
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA (continued)
3.30% 2/15/51	125,000	$ 123,206
3.88% 4/15/30	1,500,000	1,705,545
4.50% 4/15/50	800,000	961,568
Verizon Communications
1.50% 9/18/30	300,000	298,745
2.63% 8/15/26	230,000	250,913
3.50% 11/1/24	900,000	993,476
3.85% 11/1/42	650,000	770,452
3.88% 2/8/29	250,000	295,430
4.00% 3/22/50	500,000	614,122
4.13% 3/16/27	200,000	235,975
4.13% 8/15/46	35,000	43,089
4.27% 1/15/36	904,000	1,113,417
4.33% 9/21/28	1,387,000	1,677,968
4.40% 11/1/34	600,000	748,570
4.50% 8/10/33	1,170,000	1,477,447
4.52% 9/15/48	574,000	751,945
4.81% 3/15/39	300,000	393,257
5.25% 3/16/37	600,000	829,650
5.50% 3/16/47	150,000	225,686
Vodafone Group
3.75% 1/16/24	340,000	371,318
4.13% 5/30/25	75,000	85,504
4.25% 9/17/50	85,000	98,360
4.38% 5/30/28	175,000	207,103
4.38% 2/19/43	150,000	175,426
4.88% 6/19/49	200,000	247,960
5.00% 5/30/38	95,000	118,231
5.25% 5/30/48	700,000	902,433
6.15% 2/27/37	400,000	553,282
7.88% 2/15/30	100,000	145,223
		42,353,692
Textiles–0.01%
Mohawk Industries 3.63% 5/15/30	150,000	164,212
		164,212
Toys Games Hobbies–0.02%
Hasbro
3.50% 9/15/27	60,000	62,468
3.90% 11/19/29	400,000	419,693
5.10% 5/15/44	65,000	67,593
6.35% 3/15/40	65,000	76,558
		626,312
Transportation–0.60%
Burlington Northern Santa Fe
3.00% 4/1/25	250,000	274,542
3.05% 3/15/22	150,000	154,643
3.05% 2/15/51	600,000	651,776
3.25% 6/15/27	100,000	113,922
3.65% 9/1/25	100,000	113,539

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe (continued)
3.85% 9/1/23	100,000	$ 109,228
3.90% 8/1/46	105,000	127,002
4.13% 6/15/47	100,000	123,613
4.15% 4/1/45	114,000	142,388
4.15% 12/15/48	40,000	50,343
4.40% 3/15/42	100,000	124,906
4.45% 3/15/43	100,000	127,112
4.70% 9/1/45	100,000	133,512
4.95% 9/15/41	100,000	133,372
5.05% 3/1/41	100,000	133,225
5.15% 9/1/43	150,000	206,193
5.75% 5/1/40	200,000	286,206
6.15% 5/1/37	100,000	149,444
Canadian National Railway
2.45% 5/1/50	65,000	64,702
2.75% 3/1/26	50,000	54,940
2.95% 11/21/24	100,000	108,156
3.20% 8/2/46	100,000	112,389
3.65% 2/3/48	100,000	120,540
6.20% 6/1/36	100,000	150,334
6.25% 8/1/34	100,000	151,742
Canadian Pacific Railway
2.05% 3/5/30	35,000	36,470
2.90% 2/1/25	150,000	162,375
4.45% 3/15/23	100,000	108,150
4.80% 9/15/35	65,000	85,259
4.80% 8/1/45	100,000	134,057
6.13% 9/15/15	65,000	98,801
7.13% 10/15/31	150,000	222,145
CH Robinson Worldwide 4.20% 4/15/28	100,000	116,620
CSX
2.40% 2/15/30	50,000	53,530
3.25% 6/1/27	100,000	113,023
3.35% 11/1/25	250,000	280,719
3.35% 9/15/49	65,000	71,716
3.70% 11/1/23	94,000	101,993
3.80% 3/1/28	100,000	116,640
3.80% 11/1/46	150,000	174,249
3.95% 5/1/50	90,000	110,153
4.10% 3/15/44	100,000	119,683
4.25% 3/15/29	150,000	180,606
4.25% 11/1/66	100,000	124,004
4.30% 3/1/48	100,000	124,314
4.40% 3/1/43	200,000	242,717
4.65% 3/1/68	100,000	130,693
5.50% 4/15/41	200,000	272,513
6.15% 5/1/37	120,000	174,333
6.22% 4/30/40	100,000	145,930
FedEx
2.63% 8/1/22	55,000	56,950
3.20% 2/1/25	200,000	219,577
3.25% 4/1/26	150,000	166,973
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
FedEx (continued)
3.30% 3/15/27	100,000	$ 111,195
3.40% 2/15/28	100,000	112,194
3.88% 8/1/42	100,000	110,139
4.00% 1/15/24	120,000	132,925
4.05% 2/15/48	100,000	115,194
4.10% 4/15/43	100,000	112,781
4.10% 2/1/45	200,000	228,389
4.40% 1/15/47	100,000	117,947
4.55% 4/1/46	150,000	180,520
4.75% 11/15/45	350,000	432,186
4.90% 1/15/34	60,000	77,934
♦FedEx Pass Through Trust 1.88% 8/20/35	700,000	709,800
JB Hunt Transport Services 3.88% 3/1/26	100,000	115,470
Kansas City Southern
2.88% 11/15/29	65,000	68,857
4.20% 11/15/69	70,000	74,466
4.30% 5/15/43	100,000	105,465
4.70% 5/1/48	100,000	110,958
4.95% 8/15/45	100,000	111,287
Kirby 4.20% 3/1/28	100,000	103,747
Norfolk Southern
2.90% 2/15/23	121,000	127,364
3.00% 4/1/22	118,000	122,046
3.05% 5/15/50	100,000	106,379
3.15% 6/1/27	50,000	55,797
3.16% 5/15/55	41,000	43,436
3.25% 12/1/21	100,000	102,482
3.65% 8/1/25	50,000	56,223
3.80% 8/1/28	60,000	70,370
3.85% 1/15/24	150,000	164,401
3.94% 11/1/47	80,000	95,959
4.05% 8/15/52	132,000	161,283
4.15% 2/28/48	125,000	153,821
4.45% 6/15/45	100,000	126,691
4.65% 1/15/46	100,000	130,155
4.84% 10/1/41	111,000	145,381
Ryder System
2.80% 3/1/22	60,000	61,791
2.88% 6/1/22	40,000	41,444
2.90% 12/1/26	90,000	97,089
3.40% 3/1/23	100,000	106,073
3.45% 11/15/21	25,000	25,752
3.65% 3/18/24	100,000	108,982
3.88% 12/1/23	100,000	109,072
Union Pacific
2.15% 2/5/27	50,000	53,124
2.40% 2/5/30	85,000	91,431
2.75% 3/1/26	250,000	274,117
2.97% 9/16/62	75,000	73,387
3.25% 8/15/25	50,000	55,511
3.25% 2/5/50	150,000	166,303

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific (continued)
3.35% 8/15/46	150,000	$ 166,860
3.38% 2/1/35	200,000	230,851
3.50% 6/8/23	150,000	161,677
3.55% 8/15/39	70,000	79,967
3.60% 9/15/37	40,000	46,133
3.65% 2/15/24	185,000	201,695
3.75% 7/15/25	100,000	113,847
3.75% 2/5/70	40,000	45,023
3.80% 10/1/51	332,000	394,461
3.84% 3/20/60	240,000	278,324
3.88% 2/1/55	94,000	111,832
3.95% 9/10/28	115,000	135,566
3.95% 8/15/59	70,000	82,745
4.00% 4/15/47	100,000	121,300
4.05% 11/15/45	50,000	59,556
4.10% 9/15/67	65,000	76,439
4.16% 7/15/22	190,000	201,008
4.38% 11/15/65	30,000	36,979
United Parcel Service
2.20% 9/1/24	45,000	47,649
2.35% 5/16/22	250,000	257,632
2.40% 11/15/26	150,000	164,019
2.45% 10/1/22	125,000	130,542
2.50% 9/1/29	45,000	49,170
3.40% 3/15/29	65,000	75,047
3.40% 11/15/46	150,000	168,225
3.40% 9/1/49	65,000	73,750
3.63% 10/1/42	75,000	86,494
3.75% 11/15/47	150,000	180,850
4.25% 3/15/49	100,000	127,500
4.88% 11/15/40	55,000	72,973
5.30% 4/1/50	600,000	882,935
6.20% 1/15/38	255,000	383,230
		19,163,559
Trucking & Leasing–0.01%
GATX
3.25% 9/15/26	50,000	54,259
3.85% 3/30/27	50,000	54,895
4.00% 6/30/30	65,000	74,827
4.55% 11/7/28	100,000	117,123
4.70% 4/1/29	50,000	59,725
5.20% 3/15/44	50,000	63,469
		424,298
Water–0.03%
American Water Capital
2.95% 9/1/27	180,000	199,008
3.75% 9/1/28	150,000	175,224
3.75% 9/1/47	250,000	294,580
4.00% 12/1/46	50,000	60,354
4.20% 9/1/48	100,000	125,195
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water (continued)
American Water Capital (continued)
4.30% 12/1/42	100,000	$ 123,011
		977,372
Total Corporate Bonds (Cost $797,503,092)		879,424,883
MUNICIPAL BONDS–0.67%
American Municipal Power
Series B 6.45% 2/15/44	50,000	75,653
Series B 7.83% 2/15/41	55,000	92,463
Series B 8.08% 2/15/50	800,000	1,522,288
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.26% 4/1/49	200,000	340,740
Series S1 6.92% 4/1/40	100,000	154,400
Series S1 7.04% 4/1/50	100,000	179,371
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	119,434
Series C 4.79% 8/15/46	90,000	123,192
Board of Regents of the University of Texas System (TXBL-REF-SER B) Series B 2.44% 8/15/49	50,000	50,754
California State University Systemwide-Taxable Series B 3.90% 11/1/47	50,000	60,791
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	600,000	1,049,772
Central Puget Sound Regional Transit Authority 5.49% 11/1/39	50,000	73,327
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	125,151
Series C 4.57% 1/1/54	100,000	127,501
Chicago Transit Authority Sales Tax Receipts Fund
Series A 6.90% 12/1/40	100,000	142,645
Series B 6.90% 12/1/40	40,000	57,058
City of Chicago Series B 7.75% 1/1/42	83,000	107,680
City of Houston 3.96% 3/1/47	100,000	124,213
Clark County, Department of Aviation, Taxable Build America Bonds Series C 6.82% 7/1/45	75,000	123,695
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	124,897
Series E 5.46% 12/1/39	100,000	141,026

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Commonwealth of Massachusetts (TXBL-REF-SER C) Series C 2.51% 7/1/41	30,000	$ 30,104
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds Series B 6.00% 12/1/44	200,000	308,200
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	102,914
Dallas/Fort Worth International Airport (TXBL-REF-SER C)
Series C 2.92% 11/1/50	40,000	39,793
Series C 3.09% 11/1/40	60,000	60,723
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.87% 6/1/40	100,000	155,959
Grand Parkway Transportation (TXBL-REF-SUBORDINATE TIER TOLL) 3.24% 10/1/52	125,000	129,956
Health & Educational Facilities Authority of the State of Missouri (Washington University) 3.65% 8/15/57	150,000	185,001
JobsOhio Beverage System (TXBL-REF-SER A) Series A 2.83% 1/1/38	30,000	32,342
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	138,228
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	172,128
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	178,628
Los Angeles, California Unified School District Taxable Build America Bonds Series RY 6.76% 7/1/34	315,000	465,611
Massachusetts School Building Authority (TXBL-REF-SUB-SER B) Series B 3.40% 10/15/40	45,000	48,397
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Metropolitan Government Nashville & Davidson County,Tennessee Convention Center Authority Taxable
Series B 4.05% 7/1/26	10,000	$ 11,322
Series B 6.73% 7/1/43	50,000	75,594
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.51% 8/1/37	200,000	279,250
5.57% 11/1/38	65,000	89,306
5.87% 11/15/39	100,000	116,324
6.67% 11/15/39	130,000	164,690
6.81% 11/15/40	500,000	634,690
Metropolitan Water Reclamation District of Greater Chicago, Taxable Build America Bonds 5.72% 12/1/38	150,000	215,974
Municipal Electric Authority, Georgia Taxable Build America Bonds
6.64% 4/1/57	147,000	218,895
6.66% 4/1/57	120,000	181,613
7.06% 4/1/57	98,000	144,184
New Jersey Economic Development Authority
Series A (NATL) 7.43% 2/15/29	225,000	279,970
^Series B (AGM) 0.00% 2/15/22	200,000	197,622
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.56% 12/15/40	100,000	129,761
Series C 5.75% 12/15/28	100,000	112,970
Series C 6.10% 12/15/28	200,000	202,284
New Jersey State Turnpike Authority Revenue (Build America Bonds) Series F 7.41% 1/1/40	90,000	152,662
New Jersey Transportation Trust Fund Authority (TXBL-REF-TRANSPORTATION SYSTEM) 4.13% 6/15/42	80,000	76,245
New Jersey Turnpike Authority Series A 7.10% 1/1/41	350,000	574,906
New York City Water & Sewer System, Taxable Build America Bonds
5.72% 6/15/42	65,000	102,775
5.75% 6/15/41	100,000	154,350
5.95% 6/15/42	100,000	156,758
6.01% 6/15/42	35,000	55,395

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York State Dormitory Authority (TXBL-REF-SER B) Series B 3.14% 7/1/43	100,000	$ 106,556
New York State Dormitory Authority, Taxable Build America Bonds 5.60% 3/15/40	100,000	143,918
New York State Urban Development, Revenue Taxable St Personal Income Tax General
3.90% 3/15/33	100,000	113,439
5.77% 3/15/39	50,000	63,357
New York, Taxable Build America Bonds
5.52% 10/1/37	85,000	120,530
Series A2 5.21% 10/1/31	100,000	124,756
Series F1 6.27% 12/1/37	100,000	148,049
Ohio State University, Taxable Build America Bonds
4.91% 6/1/40	100,000	139,280
Series A 3.80% 12/1/46	100,000	125,787
Oregon School Boards Association, Taxable Pension Series B 5.55% 6/30/28	250,000	308,020
Pennsylvania Turnpike Commission, Taxable Build America Bonds Series B 5.51% 12/1/45	150,000	228,204
Permanent University Fund - University of Texas System, Taxable Build America Bonds 3.38% 7/1/47	40,000	48,203
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	349,845
Series 168th 4.93% 10/1/51	350,000	471,789
Series 174th 4.46% 10/1/62	250,000	319,787
Series 181th 4.96% 8/1/46	155,000	206,967
Series 192th 4.81% 10/15/65	250,000	334,302
Regents of the University of California Medical Center Pooled Revenue, Taxable Build America Bonds Series H 6.55% 5/15/48	100,000	162,760
Riverside (TXBL-SER A) Series A 3.86% 6/1/45	20,000	21,560
Rutgers The State University of New Jersey, Taxable of America Bonds 5.67% 5/1/40	155,000	214,227
Sales Tax Securitization Series B 3.82% 1/1/48	100,000	109,846
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Salt River Project Agricultural Improvement & Power District, Taxable Build America Bonds 4.84% 1/1/41	60,000	$ 84,350
San Antonio Electric & Gas Systems Revenue, Taxable Build America Bonds
4.43% 2/1/42	250,000	321,175
5.99% 2/1/39	50,000	75,029
San Diego County Regional Transportation Commission, Taxable Build America Bonds 5.91% 4/1/48	100,000	160,903
San Diego County Water Authority Financing, Taxable Build America Bonds 6.14% 5/1/49	100,000	160,320
San Francisco Public Utilities Commission Water Revenue (TXBL-REF-GREEN BOND-SER A) Series A 3.30% 11/1/39	25,000	27,002
State Board of Administration Finance (TXBL-SER A)
Series A 1.26% 7/1/25	100,000	101,535
Series A 1.71% 7/1/27	100,000	101,461
Series A 2.15% 7/1/30	100,000	101,288
State of California Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	102,685
State of California, Taxable Build America Bonds
3.38% 4/1/25	75,000	83,626
3.50% 4/1/28	100,000	116,013
4.50% 4/1/33	100,000	119,538
4.60% 4/1/38	60,000	71,461
7.50% 4/1/34	325,000	540,134
7.60% 11/1/40	80,000	144,107
7.63% 3/1/40	85,000	147,142
7.95% 3/1/36	11	10
State of Connecticut, Taxable Build America Bonds
5.09% 10/1/30	200,000	250,338
Series A 5.85% 3/15/32	100,000	139,542
State of Illinois, Taxable Pension
4.95% 6/1/23	70,909	72,146
5.10% 6/1/33	800,000	808,472
State of Mississippi, Taxable Build America Bonds 5.25% 11/1/34	100,000	134,367

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of Oregon Department of Transportation, Taxable Build America Bonds 5.83% 11/15/34	75,000	$ 108,430
State of Texas, Taxable Build America Bonds 5.52% 4/1/39	100,000	152,310
State of Utah, Taxable Build America Bonds
Series B 3.54% 7/1/25	100,000	109,414
Series D 4.55% 7/1/24	45,000	49,072
State Public School Building Authority 5.00% 9/15/27	100,000	119,863
Texas Transportation Commission (State of Texas) 2.56% 4/1/42	40,000	41,343
Texas Transportation Commission (TXBL-REF) 2.47% 10/1/44	150,000	152,580
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	256,634
University of California (TXBL-SER BG) Series BG 1.61% 5/15/30	60,000	60,127
University of California, General Taxable
Series AD 4.86% 5/15/12	250,000	364,310
Series AQ 4.77% 5/15/15	250,000	355,255
Series AX 3.06% 7/1/25	100,000	110,506
University of Michigan (TXBL-SER B)
Series B 2.44% 4/1/40	50,000	51,306
Series B 2.56% 4/1/50	50,000	52,366
University of Virginia Series C 4.18% 9/1/17	50,000	70,054
University of Virginia (TXBL-REF) 2.26% 9/1/50	60,000	59,193
Westchester County Local Development 3.85% 11/1/50	180,000	181,006
Total Municipal Bonds (Cost $16,294,469)		21,309,170
NON-AGENCY ASSET-BACKED SECURITIES–0.26%
American Express Credit Account Master Trust
Series 2019-1 A 2.87% 10/15/24	750,000	778,837
Series 2019-2 A 2.67% 11/15/24	185,000	191,948
AmeriCredit Automobile Receivables Trust Series 2020-2 A3 0.66% 12/18/24	50,000	50,171
Capital One Prime Auto Receivables Trust Series 2020-1 A3 1.60% 11/15/24	113,000	115,492
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2017-4 C 2.70% 10/16/23	125,000	$ 127,700
Series 2018-1 A4 2.64% 6/15/23	847,000	870,762
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	1,098,553
Drive Auto Receivables Trust Series 2018-4 D 4.09% 1/15/26	350,000	365,532
Ford Credit Auto Lease Trust Series 2020-B A3 0.62% 8/15/23	203,000	203,868
Ford Credit Floorplan Master Owner Trust
Series 2017-3 A 2.48% 9/15/24	550,000	571,164
Series 2020-1 A1 0.70% 9/15/25	250,000	250,612
GM Financial Automobile Leasing Trust
Series 2020-2 A3 0.80% 7/20/23	107,000	107,862
Series 2020-3 A3 0.45% 8/21/23	350,000	349,877
Honda Auto Receivables 2020-3 Owner Trust Series 2020-3 A3 0.37% 10/18/24	600,000	599,997
Mercedes-Benz Auto Lease Trust Series 2020-1 A3 0.55% 2/18/25	214,000	214,886
Nissan Auto Lease Trust Series 2020-B A3 0.43% 10/16/23	300,000	299,895
Nissan Auto Receivables Owner Trust Series 2020-B A3 0.55% 7/15/24	346,000	347,385
Santander Drive Auto Receivables Trust
Series 2020-2 A3 0.67% 4/15/24	104,000	104,300
Series 2020-3 A3 0.52% 7/15/24	194,000	194,376
Series 2020-3 C 1.12% 1/15/26	150,000	150,133
Toyota Auto Receivables Owner Trust Series 2020-C A3 0.44% 10/15/24	646,000	647,417
World Omni Auto Receivables Trust
Series 2019-B A3 2.59% 7/15/24	111,000	113,658
Series 2020-A A3 1.10% 4/15/25	350,000	355,019
Total Non-Agency Asset-Backed Securities (Cost $7,838,026)		8,109,444

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.25%
BANK
Series 2017-BNK7 A2 3.06% 9/15/60	500,000	$ 515,283
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	553,489
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	172,132
Series 2019-BN17 A4 3.71% 4/15/52	265,000	308,246
Series 2019-BN24 A3 2.96% 11/15/62	500,000	560,071
Series 2020-BN25 A5 2.65% 1/15/63	600,000	657,709
Series 2020-BN28 A4 1.84% 3/15/63	187,500	192,888
BBCMS Mortgage Trust Series 2020-C6 A4 2.64% 2/15/53	650,000	710,983
Benchmark Mortgage Trust Series 2020-B19 A5 1.85% 9/15/53	800,000	821,736
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	227,605
Series 2018-B3 A5 4.03% 4/10/51	350,000	412,124
Series 2018-B5 A4 4.21% 7/15/51	200,000	239,095
Series 2019-B10 A4 3.72% 3/15/62	575,000	672,952
Series 2020-B18 A5 1.93% 7/15/53	296,875	306,762
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	453,476
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.02% 9/10/45	1,195,200	1,227,710
Series 2013-GC11 AS 3.42% 4/10/46	770,000	806,407
Series 2013-GC15 A3 4.10% 9/10/46	440,332	474,817
•Series 2015-GC33 B 4.72% 9/10/58	500,000	531,602
COMM Mortgage Trust
Series 2013-LC6 AM 3.28% 1/10/46	1,000,000	1,036,876
Series 2014-CR14 A3 3.96% 2/10/47	545,000	593,415
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,498,904
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,637,797
Series 2015-CR26 A3 3.36% 10/10/48	999,469	1,089,108
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Csail Commercial Mortgage Trust Series 2017-CX10 A5 3.46% 11/15/50	500,000	$ 563,383
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	1,102,487
Series 2020-C19 A3 2.56% 3/15/53	150,000	161,612
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,555,329
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,640,729
Series 2020-GC45 A5 2.91% 2/13/53	275,000	305,963
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,575,929
Series 2016-C1 A5 3.58% 3/15/49	500,000	558,800
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	420,618
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.70% 12/15/47	500,477	513,780
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,187,588
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	749,843
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,395,037
Series 2015-C25 ASB 3.38% 10/15/48	799,450	846,486
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	500,000	546,290
Series 2017-HR2 A4 3.59% 12/15/50	500,000	567,078
Series 2020-L4 A3 2.70% 2/15/53	400,000	436,011
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	654,318
Series 2017-C7 A4 3.68% 12/15/50	350,000	402,830
Series 2018-C14 A3 4.18% 12/15/51	350,000	412,778
Series 2018-C8 A4 3.98% 2/15/51	200,000	231,571
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.41% 7/15/46	400,000	397,392

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2015-C30 A3 3.41% 9/15/58	465,777	$ 509,463
Series 2015-P2 A4 3.81% 12/15/48	665,000	746,881
Series 2017-C41 A4 3.47% 11/15/50	350,000	394,398
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,764,284
Series 2019-C50 A5 3.73% 5/15/52	310,000	359,287
Series 2020-C56 A5 2.45% 6/15/53	220,600	237,221
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	820,382	846,623
•Series 2013-C15 C 4.64% 8/15/46	1,000,000	701,946
Series 2014-C22 A5 3.75% 9/15/57	1,000,000	1,099,132
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $38,115,068)		39,586,274
ΔREGIONAL BONDS–0.26%
Canada—0.26%
Province of Alberta Canada
1.88% 11/13/24	250,000	263,288
2.20% 7/26/22	500,000	516,455
3.30% 3/15/28	400,000	466,444
3.35% 11/1/23	200,000	217,371
Province of British Columbia Canada
2.00% 10/23/22	150,000	155,228
6.50% 1/15/26	100,000	128,887
7.25% 9/1/36	100,000	169,883
Province of Manitoba Canada
2.10% 9/6/22	63,000	65,043
2.60% 4/16/24	750,000	804,979
Province of New Brunswick Canada 3.63% 2/24/28	150,000	175,496
Province of Ontario Canada
1.75% 1/24/23	145,000	149,540
2.00% 10/2/29	250,000	269,976
2.20% 10/3/22	500,000	518,350
2.30% 6/15/26	500,000	544,665
2.40% 2/8/22	750,000	771,005
2.45% 6/29/22	150,000	155,391
Province of Quebec Canada
1.35% 5/28/30	200,000	205,099
1.50% 2/11/25	250,000	260,228
2.50% 4/9/24	100,000	107,261
2.50% 4/20/26	1,000,000	1,092,328
2.63% 2/13/23	350,000	368,519
2.75% 4/12/27	300,000	335,915
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada (continued)
7.50% 7/15/23	200,000	$ 237,899
7.50% 9/15/29	175,000	268,373
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	114,107
		8,361,730
Total Regional Bonds (Cost $7,705,358)		8,361,730
ΔSOVEREIGN BONDS–1.56%
Canada—0.12%
Canada Government International Bond
1.63% 1/22/25	500,000	526,001
2.00% 11/15/22	290,000	300,941
2.63% 1/25/22	280,000	289,041
Export Development Canada
1.38% 2/24/23	500,000	513,268
1.75% 7/18/22	150,000	153,975
2.63% 2/21/24	500,000	538,392
Province of Alberta Canada 1.30% 7/22/30	150,000	150,667
Province of Ontario Canada 1.13% 10/7/30	1,250,000	1,242,762
Province of Quebec Canada 0.60% 7/23/25	250,000	250,395
		3,965,442
Chile—0.06%
Chile Government International Bond
2.25% 10/30/22	100,000	103,125
2.55% 1/27/32	200,000	211,000
3.13% 1/21/26	826,000	915,621
3.24% 2/6/28	350,000	389,375
3.50% 1/25/50	200,000	228,000
		1,847,121
Colombia—0.13%
Colombia Government International Bond
2.63% 3/15/23	700,000	716,625
3.00% 1/30/30	200,000	203,200
3.13% 4/15/31	400,000	410,000
3.88% 4/25/27	350,000	377,478
4.00% 2/26/24	250,000	266,563
5.00% 6/15/45	500,000	582,500
5.20% 5/15/49	200,000	239,976
6.13% 1/18/41	200,000	256,000
7.38% 9/18/37	500,000	703,125
8.13% 5/21/24	250,000	301,250
		4,056,717
Hungary—0.06%
Hungary Government International Bond
5.38% 3/25/24	700,000	801,990

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Hungary (continued)
Hungary Government International Bond (continued)
7.63% 3/29/41	700,000	$ 1,251,691
		2,053,681
Indonesia—0.07%
Indonesia Government International Bond
2.85% 2/14/30	250,000	262,539
3.50% 2/14/50	250,000	264,493
4.10% 4/24/28	300,000	341,730
4.20% 10/15/50	800,000	923,964
4.75% 2/11/29	200,000	237,178
5.35% 2/11/49	200,000	264,674
		2,294,578
Iraq—0.02%
Iraq Government AID Bond 2.15% 1/18/22	695,000	712,651
		712,651
Israel—0.09%
Israel Government AID Bond 5.50% 4/26/24	200,000	237,333
Israel Government International Bond
2.88% 3/16/26	200,000	220,290
3.15% 6/30/23	200,000	214,260
3.25% 1/17/28	200,000	227,830
4.00% 6/30/22	150,000	159,111
4.50% 1/30/43	200,000	260,822
State of Israel
2.50% 1/15/30	200,000	216,307
3.38% 1/15/50	200,000	221,495
3.88% 7/3/50	1,000,000	1,200,000
		2,957,448
Italy—0.04%
Republic of Italy Government International Bond
5.38% 6/15/33	800,000	1,007,848
6.88% 9/27/23	350,000	408,590
		1,416,438
Japan—0.17%
Japan Bank for International Cooperation
0.38% 9/15/23	420,000	419,302
0.63% 7/15/25	235,000	235,340
1.63% 10/17/22	200,000	205,016
1.75% 10/17/24	200,000	209,603
2.00% 11/4/21	200,000	203,577
2.00% 10/17/29	200,000	218,511
2.25% 11/4/26	200,000	217,681
2.38% 7/21/22	300,000	310,792
2.38% 11/16/22	200,000	208,404
2.38% 4/20/26	300,000	327,495
2.50% 6/1/22	200,000	207,169
2.50% 5/23/24	200,000	214,547
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Bank for International Cooperation (continued)
2.50% 5/28/25	700,000	$ 761,754
2.75% 11/16/27	200,000	226,498
2.88% 6/1/27	350,000	396,869
2.88% 7/21/27	200,000	227,332
3.25% 7/20/23	200,000	215,873
3.25% 7/20/28	300,000	353,553
3.38% 7/31/23	200,000	216,581
		5,375,897
Mexico—0.24%
Mexico Government International Bond
3.75% 1/11/28	200,000	215,026
4.00% 10/2/23	550,000	597,306
4.13% 1/21/26	285,000	316,706
4.15% 3/28/27	370,000	411,070
4.35% 1/15/47	200,000	206,602
4.50% 1/31/50	400,000	422,000
4.60% 2/10/48	200,000	212,302
4.75% 4/27/32	1,500,000	1,695,000
4.75% 3/8/44	1,000,000	1,091,000
5.75% 10/12/10	800,000	922,408
6.05% 1/11/40	475,000	593,954
6.75% 9/27/34	500,000	673,750
Mexico Government International Bonds 3.25% 4/16/30	205,000	209,205
		7,566,329
Panama—0.09%
Panama Government International Bond
2.25% 9/29/32	200,000	202,000
3.16% 1/23/30	445,000	483,937
3.87% 7/23/60	410,000	469,450
3.88% 3/17/28	300,000	339,750
4.30% 4/29/53	300,000	368,625
4.50% 4/16/50	200,000	250,250
6.70% 1/26/36	200,000	290,250
7.13% 1/29/26	100,000	126,500
8.88% 9/30/27	100,000	143,250
9.38% 4/1/29	100,000	153,625
		2,827,637
Peru—0.06%
Peruvian Government International Bond
4.13% 8/25/27	350,000	408,188
5.63% 11/18/50	100,000	159,250
6.55% 3/14/37	500,000	755,625
7.35% 7/21/25	100,000	128,000
8.75% 11/21/33	200,000	334,750
		1,785,813

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines—0.13%
Philippine Government International Bond
2.46% 5/5/30	250,000	$ 269,460
2.95% 5/5/45	1,050,000	1,110,342
3.00% 2/1/28	200,000	220,216
3.70% 2/2/42	200,000	231,764
3.75% 1/14/29	400,000	466,652
3.95% 1/20/40	500,000	591,394
5.00% 1/13/37	500,000	651,018
9.50% 2/2/30	300,000	494,203
		4,035,049
Poland—0.04%
Republic of Poland Government International Bond
3.00% 3/17/23	250,000	265,000
3.25% 4/6/26	400,000	451,040
5.00% 3/23/22	500,000	534,290
		1,250,330
Republic of Korea—0.09%
Export-Import Bank of Korea
2.75% 1/25/22	200,000	205,556
2.88% 1/21/25	500,000	543,068
3.25% 11/10/25	200,000	223,711
3.50% 11/27/21	200,000	206,709
3.63% 11/27/23	300,000	327,508
5.00% 4/11/22	250,000	266,573
Korea International Bond
2.50% 6/19/29	200,000	222,094
2.75% 1/19/27	500,000	548,898
3.88% 9/11/23	200,000	219,014
		2,763,131
Sweden—0.08%
Svensk Exportkredit
0.25% 9/29/23	200,000	199,418
0.38% 7/30/24	750,000	748,800
0.50% 8/26/25	500,000	499,010
1.63% 11/14/22	430,000	441,661
2.88% 3/14/23	500,000	530,835
3.13% 11/8/21	200,000	206,267
		2,625,991
Uruguay—0.07%
Uruguay Government International Bond
4.38% 10/27/27	300,000	346,500
5.10% 6/18/50	1,000,000	1,341,250
7.63% 3/21/36	250,000	389,062
		2,076,812
Total Sovereign Bonds (Cost $45,358,208)		49,611,065
SUPRANATIONAL BANKS–1.53%
African Development Bank
1.63% 9/16/22	415,000	426,081
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
African Development Bank (continued)
2.13% 11/16/22	350,000	$ 363,786
3.00% 12/6/21	440,000	454,298
Andina de Fomento
1.63% 9/23/25	500,000	500,630
2.38% 5/12/23	250,000	259,260
3.75% 11/23/23	220,000	238,902
4.38% 6/15/22	250,000	264,065
Asian Development Bank
0.25% 7/14/23	1,045,000	1,045,401
0.25% 10/6/23	250,000	249,571
0.38% 9/3/25	750,000	747,473
0.63% 4/29/25	1,500,000	1,513,612
0.75% 10/8/30	250,000	244,900
1.50% 10/18/24	500,000	522,998
1.63% 1/24/23	200,000	206,326
1.75% 8/14/26	100,000	106,874
1.88% 2/18/22	600,000	613,425
1.88% 1/24/30	200,000	218,256
2.00% 4/24/26	600,000	649,530
2.38% 8/10/27	250,000	279,140
2.63% 1/30/24	400,000	430,560
2.63% 1/12/27	1,000,000	1,124,540
2.75% 3/17/23	725,000	769,156
Asian Infrastructure Investment Bank
0.25% 9/29/23	665,000	663,453
0.50% 5/28/25	500,000	500,550
Council Of Europe Development Bank
1.38% 2/27/25	250,000	260,232
2.50% 2/27/24	300,000	321,628
2.63% 2/13/23	90,000	94,981
European Bank for Reconstruction & Development
0.25% 7/10/23	250,000	250,080
0.50% 5/19/25	1,000,000	1,001,087
1.50% 2/13/25	85,000	88,471
1.88% 2/23/22	400,000	409,100
European Investment Bank
0.25% 9/15/23	365,000	364,830
0.38% 12/15/25	400,000	399,045
0.63% 7/25/25	1,500,000	1,513,844
0.88% 5/17/30	700,000	702,742
1.38% 9/6/22	275,000	281,069
1.63% 3/14/25	325,000	342,620
1.63% 10/9/29	550,000	589,112
2.25% 8/15/22	1,000,000	1,037,662
2.38% 6/15/22	1,000,000	1,036,426
2.50% 3/15/23	955,000	1,007,609
2.63% 5/20/22	500,000	519,659
2.63% 3/15/24	415,000	448,186
2.88% 12/15/21	375,000	386,967
2.88% 8/15/23	500,000	537,347
3.25% 1/29/24	1,400,000	1,537,378
FMS Wertmanagement
2.00% 8/1/22	400,000	412,914
2.75% 3/6/23	250,000	265,012

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Inter-American Development Bank
0.25% 11/15/23	500,000	$ 499,131
0.50% 5/24/23	600,000	603,792
0.63% 7/15/25	1,000,000	1,008,900
0.63% 9/16/27	500,000	499,598
1.75% 3/14/25	1,250,000	1,323,450
2.00% 6/2/26	250,000	270,170
2.00% 7/23/26	100,000	108,114
2.25% 6/18/29	350,000	391,987
2.63% 1/16/24	1,500,000	1,613,625
3.00% 10/4/23	500,000	540,691
3.00% 2/21/24	400,000	435,960
3.20% 8/7/42	100,000	128,449
3.88% 10/28/41	100,000	139,741
4.38% 1/24/44	56,000	85,608
International Bank for Reconstruction & Development
0.38% 7/28/25	500,000	498,517
0.63% 4/22/25	2,500,000	2,522,550
0.75% 8/26/30	1,000,000	989,812
0.88% 5/14/30	500,000	500,731
1.63% 2/10/22	600,000	611,358
1.63% 1/15/25	750,000	788,678
1.75% 10/23/29	250,000	270,230
1.88% 6/19/23	1,000,000	1,043,556
2.13% 12/13/21	500,000	511,316
2.13% 7/1/22	1,000,000	1,032,995
2.13% 2/13/23	100,000	104,437
2.50% 3/19/24	750,000	805,183
2.50% 11/25/24	900,000	979,281
2.50% 11/22/27	350,000	395,182
3.13% 11/20/25	450,000	510,551
4.75% 2/15/35	50,000	73,456
7.63% 1/19/23	100,000	116,755
International Finance
0.38% 7/16/25	145,000	144,796
0.50% 3/20/23	85,000	85,428
0.75% 8/27/30	500,000	494,995
1.38% 10/16/24	675,000	702,713
2.88% 7/31/23	160,000	171,748
Nordic Investment Bank
0.38% 5/19/23	200,000	200,560
0.38% 9/11/25	250,000	249,220
2.25% 5/21/24	200,000	213,900
2.88% 7/19/23	200,000	214,479
Weibo 3.38% 7/8/30	300,000	304,689
Total Supranational Banks (Cost $46,482,927)		48,387,120
U.S. TREASURY OBLIGATIONS–36.97%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	2,952,656
1.13% 8/15/40	12,000,000	11,775,000
1.25% 5/15/50	10,000,000	9,476,562
1.38% 8/15/50	10,000,000	9,784,375
2.00% 2/15/50	1,500,000	1,696,641
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.38% 11/15/49	2,500,000	$ 3,052,246
2.50% 2/15/45	10,400,000	12,799,719
2.50% 2/15/46	6,350,000	7,839,521
2.50% 5/15/46	7,200,000	8,895,094
2.75% 8/15/42	2,600,000	3,331,453
2.75% 11/15/42	3,500,000	4,481,504
2.75% 8/15/47	4,200,000	5,451,305
2.75% 11/15/47	6,500,000	8,446,699
2.88% 5/15/43	13,500,000	17,626,992
2.88% 8/15/45	1,200,000	1,576,547
2.88% 5/15/49	3,000,000	4,016,602
3.00% 5/15/42	2,850,000	3,788,496
3.00% 11/15/45	8,100,000	10,881,844
3.00% 2/15/47	7,700,000	10,415,152
3.00% 5/15/47	5,700,000	7,721,941
3.00% 2/15/48	5,000,000	6,794,727
3.00% 8/15/48	11,000,000	14,992,227
3.00% 2/15/49	9,500,000	12,986,055
3.13% 8/15/44	19,500,000	26,533,711
3.13% 5/15/48	4,000,000	5,560,938
3.38% 11/15/48	2,000,000	2,909,922
3.63% 2/15/44	3,000,000	4,383,633
3.75% 8/15/41	3,850,000	5,651,078
3.88% 8/15/40	3,750,000	5,550,439
4.38% 5/15/41	2,750,000	4,352,090
5.00% 5/15/37	1,000,000	1,620,117
5.25% 11/15/28	500,000	687,754
5.38% 2/15/31	500,000	736,602
5.50% 8/15/28	500,000	692,598
6.00% 2/15/26	750,000	976,758
6.13% 11/15/27	800,000	1,118,875
6.13% 8/15/29	300,000	444,410
6.25% 8/15/23	1,600,000	1,880,125
6.63% 2/15/27	750,000	1,044,756
6.75% 8/15/26	500,000	686,172
6.88% 8/15/25	1,000,000	1,319,609
7.13% 2/15/23	1,000,000	1,165,938
7.25% 8/15/22	500,000	566,563
7.50% 11/15/24	500,000	650,039
7.63% 11/15/22	500,000	579,531
7.63% 2/15/25	500,000	660,977
8.00% 11/15/21	1,700,000	1,849,281
U.S. Treasury Notes
0.13% 5/31/22	10,000,000	9,997,656
0.13% 6/30/22	10,000,000	9,997,656
0.13% 7/31/22	50,000,000	49,990,234
0.13% 9/30/22	6,000,000	5,999,297
0.13% 8/15/23	20,000,000	19,979,688
0.38% 3/31/22	15,000,000	15,050,391
0.38% 7/31/27	45,000,000	44,753,906
0.50% 5/31/27	5,000,000	5,020,117
0.50% 6/30/27	12,000,000	12,042,187
0.50% 8/31/27	15,500,000	15,536,328
0.63% 8/15/30	5,000,000	4,971,094

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.13% 2/28/25	5,500,000	$ 5,714,199
1.38% 1/31/22	6,000,000	6,097,969
1.38% 10/15/22	13,500,000	13,839,082
1.38% 2/15/23	5,000,000	5,144,922
1.38% 6/30/23	9,400,000	9,715,781
1.50% 2/28/23	12,000,000	12,391,875
1.50% 3/31/23	4,500,000	4,651,348
1.50% 9/30/24	5,000,000	5,255,273
1.50% 11/30/24	32,000,000	33,687,500
1.50% 8/15/26	11,000,000	11,724,023
1.50% 1/31/27	8,000,000	8,547,812
1.50% 2/15/30	6,000,000	6,471,563
1.63% 8/31/22	9,000,000	9,255,938
1.63% 11/15/22	16,750,000	17,274,092
1.63% 5/31/23	16,000,000	16,628,125
1.63% 10/31/23	18,000,000	18,810,000
1.63% 2/15/26	11,000,000	11,763,125
1.63% 5/15/26	6,500,000	6,962,617
1.63% 11/30/26	6,000,000	6,450,703
1.63% 8/15/29	8,000,000	8,707,500
1.75% 5/15/22	9,000,000	9,234,844
1.75% 6/15/22	30,000,000	30,820,312
1.75% 7/15/22	18,000,000	18,516,094
1.75% 5/15/23	15,000,000	15,625,195
1.75% 11/15/29	5,000,000	5,504,492
1.88% 2/28/22	4,000,000	4,097,344
1.88% 3/31/22	15,000,000	15,389,062
1.88% 7/31/26	8,000,000	8,697,812
2.00% 11/15/21	4,700,000	4,796,754
2.00% 2/15/22	8,000,000	8,203,438
2.00% 2/15/23	14,150,000	14,766,852
2.00% 4/30/24	8,000,000	8,515,312
2.00% 5/31/24	10,000,000	10,657,422
2.00% 2/15/25	11,000,000	11,839,609
2.00% 11/15/26	5,000,000	5,487,500
2.13% 12/31/22	3,000,000	3,133,477
2.13% 11/30/23	22,000,000	23,355,234
2.13% 2/29/24	12,000,000	12,793,594
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.13% 9/30/24	7,000,000	$ 7,532,383
2.13% 11/30/24	9,000,000	9,706,289
2.13% 5/31/26	10,000,000	10,995,703
2.25% 4/15/22	23,000,000	23,743,008
2.25% 3/31/26	5,000,000	5,522,266
2.25% 2/15/27	16,000,000	17,859,375
2.25% 8/15/27	9,000,000	10,093,711
2.25% 11/15/27	11,500,000	12,927,617
2.38% 8/15/24	35,000,000	37,923,047
2.38% 5/15/27	9,500,000	10,707,539
2.38% 5/15/29	11,000,000	12,656,445
2.50% 8/15/23	18,250,000	19,473,320
2.63% 12/31/25	2,000,000	2,241,094
2.63% 2/15/29	9,000,000	10,510,312
2.75% 8/31/23	8,000,000	8,600,938
2.75% 11/15/23	5,000,000	5,400,781
2.75% 2/15/24	26,000,000	28,249,609
2.75% 2/28/25	5,000,000	5,551,172
2.75% 6/30/25	5,000,000	5,585,352
2.75% 2/15/28	12,000,000	13,958,437
2.88% 11/30/25	7,000,000	7,923,398
2.88% 5/15/28	4,000,000	4,705,938
2.88% 8/15/28	13,000,000	15,344,570
3.13% 11/15/28	7,000,000	8,431,445
Total U.S. Treasury Obligations (Cost $1,070,493,646)		1,171,915,371

	Number of Shares
MONEY MARKET FUND–4.68%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	148,269,897	148,269,897
Total Money Market Fund (Cost $148,269,897)		148,269,897

TOTAL INVESTMENTS–104.14% (Cost $3,074,825,406)	3,300,909,980

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.14%)	(131,335,967)
NET ASSETS APPLICABLE TO 259,206,494 SHARES OUTSTANDING–100.00%	$3,169,574,013

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
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LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
^ Zero coupon security.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2020.
✱ Considered an affiliated investment. See Note 3 in “Notes.”
Δ Securities have been classified by country of origin.

Summary of Abbreviations:
AGM–Insured by Assured Guaranty Municipal Corporation
AID–Agency for International Development
BB–Barclays Bank
CA–Credit Agricole
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
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LVIP SSGA Bond Index Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$28,846,386	$—	$28,846,386
Agency Mortgage-Backed Securities	—	847,838,608	—	847,838,608
Agency Obligations	—	49,250,032	—	49,250,032
Corporate Bonds	—	879,424,883	—	879,424,883
Municipal Bonds	—	21,309,170	—	21,309,170
Non-Agency Asset-Backed Securities	—	8,109,444	—	8,109,444
Non-Agency Commercial Mortgage-Backed Securities	—	39,586,274	—	39,586,274
Regional Bonds	—	8,361,730	—	8,361,730
Sovereign Bonds	—	49,611,065	—	49,611,065
Supranational Banks	—	48,387,120	—	48,387,120
U.S. Treasury Obligations	—	1,171,915,371	—	1,171,915,371
Money Market Fund	148,269,897	—	—	148,269,897
Total Investments	$148,269,897	$3,152,640,083	$—	$3,300,909,980
There were no Level 3 investments at the beginning or end of the period.
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LVIP SSGA Bond Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2020 were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/20	Principal Amount 9/30/20	Interest Income
Corporate Bond-0.02%@
Insurance-0.02%@
Lincoln National 4.00% 9/1/23	$532,026	$—	$—	$—	$13,785	$545,811	500,000	$—

@	As a percentage of Net Assets as of September 30, 2020.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Bond Index Fund–68